UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-6093

Name of Registrant:	Vanguard Institutional Index Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

Item 1:	Schedule of Investments

Vanguard Institutional Index Fund
Schedule of Investments
March 31, 2007

	Shares	Market Value ($000)

Common Stocks (99.6%)

Consumer Discretionary (10.4%)
* Comcast Corp. Class A	16,369,005	424,776
Time Warner, Inc.	20,177,625	397,903
Home Depot, Inc.	10,792,691	396,523
The Walt Disney Co.	10,832,657	372,968
News Corp., Class A	12,402,990	286,757
McDonald's Corp.	6,364,411	286,717
Target Corp.	4,542,110	269,165
Lowe's Cos., Inc.	8,053,009	253,589
* Viacom Inc. Class B	3,642,412	149,740
* Kohl's Corp.	1,729,467	132,494
Federated Department Stores, Inc.	2,777,309	125,118
* Starbucks Corp.	3,972,406	124,575
CBS Corp.	3,885,153	118,847
The McGraw-Hill Cos., Inc.	1,877,153	118,035
Carnival Corp.	2,338,014	109,559
NIKE, Inc. Class B	999,606	106,218
Best Buy Co., Inc.	2,140,910	104,305
Johnson Controls, Inc.	1,039,171	98,326
Staples, Inc.	3,791,925	97,983
* Coach, Inc.	1,957,700	97,983
J.C. Penney Co., Inc. (Holding Co.)	1,189,832	97,757
* DIRECTV Group, Inc.	4,096,725	94,511
Clear Channel Communications, Inc.	2,624,200	91,952
General Motors Corp.	2,991,343	91,655
Omnicom Group Inc.	883,764	90,480
Marriott International, Inc. Class A	1,743,963	85,384
Harrah's Entertainment, Inc.	985,811	83,252
Yum! Brands, Inc.	1,392,793	80,448
Harley-Davidson, Inc.	1,361,569	79,992
* Sears Holdings Corp.	439,581	79,195
Ford Motor Co.	10,008,907	78,970
Hilton Hotels Corp.	2,054,694	73,887
Starwood Hotels & Resorts Worldwide, Inc.	1,134,969	73,603
International Game Technology	1,786,957	72,157
Gannett Co., Inc.	1,241,947	69,909
* Amazon.com, Inc.	1,642,940	65,373
TJX Cos., Inc.	2,406,910	64,890
Nordstrom, Inc.	1,209,918	64,053
Fortune Brands, Inc.	805,401	63,482
* Bed Bath&Beyond, Inc.	1,498,728	60,204
Mattel, Inc.	2,079,482	57,331
* Office Depot, Inc.	1,462,873	51,405
The Gap, Inc.	2,786,778	47,960
Limited Brands, Inc.	1,806,835	47,086
Newell Rubbermaid, Inc.	1,468,277	45,649
Genuine Parts Co.	901,756	44,186
* IAC/InterActiveCorp	1,148,555	43,312
VF Corp.	475,281	39,268
Sherwin-Williams Co.	589,570	38,935
H&R Block, Inc.	1,701,487	35,799
Whirlpool Corp.	415,362	35,268
Dollar General Corp.	1,647,880	34,853
Eastman Kodak Co.	1,517,492	34,235
* Wyndham Worldwide Corp.	999,107	34,120
* AutoZone Inc.	263,260	33,734
Harman International Industries, Inc.	345,752	33,220
Abercrombie&Fitch Co.	436,804	33,057
Tiffany&Co.	714,860	32,512
* Apollo Group, Inc. Class A	738,787	32,433
D. R. Horton, Inc.	1,448,577	31,869
Darden Restaurants Inc.	770,831	31,751
Lennar Corp. Class A	728,161	30,736
* Interpublic Group of Cos., Inc.	2,472,709	30,439
Tribune Co.	937,649	30,108
Pulte Homes, Inc.	1,121,562	29,677
* The Goodyear Tire&Rubber Co.	951,415	29,675
Polo Ralph Lauren Corp.	323,826	28,545
Black&Decker Corp.	346,027	28,243
Centex Corp.	630,476	26,341
Hasbro, Inc.	849,055	24,300
The Stanley Works	437,111	24,198
Family Dollar Stores, Inc.	801,213	23,732
Liz Claiborne, Inc.	546,096	23,400
Leggett&Platt, Inc.	939,638	21,302
OfficeMax, Inc.	395,881	20,879
E.W. Scripps Co. Class A	440,973	19,703
RadioShack Corp.	719,432	19,446
* Big Lots Inc.	578,548	18,097
^ New York Times Co. Class A	760,534	17,880
Jones Apparel Group, Inc.	578,484	17,777
KB Home	407,145	17,373
* AutoNation, Inc.	794,868	16,883
Brunswick Corp.	482,621	15,372
Snap-On Inc.	311,067	14,962
Wendy's International, Inc.	457,986	14,335
Circuit City Stores, Inc.	752,259	13,939
Dow Jones&Co., Inc.	345,313	11,903
Meredith Corp.	205,819	11,812
Dillard's Inc.	321,796	10,532
* Comcast Corp. Special Class A	77,829	1,982
* Viacom Inc. Class A	18,015	740
CBS Corp. Class A	18,015	551
News Corp., Class B	4,500	110

		7,045,690

Consumer Staples (9.6%)
The Procter&Gamble Co.	16,686,236	1,053,903
Altria Group, Inc.	11,097,815	974,499
Wal-Mart Stores, Inc.	13,004,450	610,559
PepsiCo, Inc.	8,660,888	550,486
The Coca-Cola Co.	10,652,075	511,300
CVS/Caremark Corp.	8,145,356	278,082
Walgreen Co.	5,292,688	242,881
Anheuser-Busch Cos., Inc.	4,034,461	203,579
Colgate-Palmolive Co.	2,715,153	181,345
Kimberly-Clark Corp.	2,413,892	165,327
Costco Wholesale Corp.	2,392,116	128,792
Archer-Daniels-Midland Co.	3,451,915	126,685
Sysco Corp.	3,263,004	110,387
General Mills, Inc.	1,825,363	106,273
The Kroger Co.	3,744,089	105,771
Avon Products, Inc.	2,332,726	86,917
Safeway, Inc.	2,329,210	85,342
H.J. Heinz Co.	1,718,010	80,953
Kellogg Co.	1,326,028	68,198
ConAgra Foods, Inc.	2,675,629	66,650
Sara Lee Corp.	3,874,573	65,558
Reynolds American Inc.	906,906	56,600
The Clorox Co.	799,112	50,895
The Hershey Co.	915,436	50,038
UST, Inc.	848,306	49,185
Wm. Wrigley Jr. Co.	928,613	47,294
Campbell Soup Co.	1,155,138	44,993
SuperValu Inc.	1,096,824	42,853
Whole Foods Market, Inc.	741,898	33,274
* Dean Foods Co.	680,250	31,795
The Estee Lauder Cos. Inc. Class A	613,389	29,964
Coca-Cola Enterprises, Inc.	1,468,968	29,747
Brown-Forman Corp. Class B	416,240	27,289
McCormick&Co., Inc.	690,627	26,603
Kraft Foods Inc.	824,101	26,091
Tyson Foods, Inc.	1,332,415	25,862
* Constellation Brands, Inc. Class A	1,113,792	23,590
Molson Coors Brewing Co. Class B	247,622	23,430
The Pepsi Bottling Group, Inc.	693,777	22,125
Wm. Wrigley Jr. Co. Class B	224,830	11,421

		6,456,536

Energy (10.0%)
ExxonMobil Corp.	30,107,582	2,271,617
Chevron Corp.	11,410,816	843,944
ConocoPhillips Co.	8,694,363	594,260
Schlumberger Ltd.	6,232,461	430,663
Occidental Petroleum Corp.	4,432,214	218,552
Valero Energy Corp.	3,194,795	206,032
Marathon Oil Corp.	1,829,059	180,766
Halliburton Co.	5,282,952	167,681
Devon Energy Corp.	2,350,506	162,702
* Transocean Inc.	1,549,380	126,584
Apache Corp.	1,750,284	123,745
Baker Hughes, Inc.	1,693,639	112,000
XTO Energy, Inc.	1,946,007	106,661
Anadarko Petroleum Corp.	2,449,134	105,264
EOG Resources, Inc.	1,290,489	92,064
Williams Cos., Inc.	3,161,898	89,988
Spectra Energy Corp.	3,320,488	87,229
* Weatherford International Ltd.	1,788,405	80,657
Hess Corp.	1,428,882	79,260
* National Oilwell Varco Inc.	929,809	72,330
Chesapeake Energy Corp.	2,162,977	66,793
Kinder Morgan, Inc.	567,828	60,445
Peabody Energy Corp.	1,399,930	56,333
Noble Corp.	712,387	56,051
El Paso Corp.	3,691,074	53,410
Murphy Oil Corp.	992,409	52,995
Smith International, Inc.	1,054,518	50,670
Sunoco, Inc.	641,833	45,211
* Nabors Industries, Inc.	1,472,963	43,703
ENSCO International, Inc.	798,018	43,412
BJ Services Co.	1,547,947	43,188
CONSOL Energy, Inc.	963,591	37,705
Rowan Cos., Inc.	583,876	18,958

		6,780,873

Financials (21.5%)
Citigroup, Inc.	25,925,325	1,331,006
Bank of America Corp.	23,650,448	1,206,646
American International Group, Inc.	13,757,711	924,793
JPMorgan Chase&Co.	18,367,788	888,634
Wells Fargo&Co.	17,866,815	615,154
Wachovia Corp.	10,077,980	554,793
The Goldman Sachs Group, Inc.	2,175,371	449,497
Morgan Stanley	5,629,716	443,396
Merrill Lynch&Co., Inc.	4,676,607	381,938
American Express Co.	6,305,400	355,625
U.S. Bancorp	9,366,687	327,553
Fannie Mae	5,118,595	279,373
MetLife, Inc.	3,980,333	251,358
Prudential Financial, Inc.	2,480,303	223,872
Freddie Mac	3,664,844	218,022
The Allstate Corp.	3,272,100	196,522
Lehman Brothers Holdings, Inc.	2,782,134	194,944
Washington Mutual, Inc.	4,701,538	189,848
The Travelers Cos., Inc.	3,572,806	184,964
Capital One Financial Corp.	2,171,391	163,853
The Bank of New York Co., Inc.	3,997,826	162,112
The Hartford Financial Services Group Inc.	1,693,459	161,861
SunTrust Banks, Inc.	1,878,851	156,020
Regions Financial Corp.	3,869,780	136,874
PNC Financial Services Group	1,830,693	131,755
Simon Property Group, Inc. REIT	1,171,943	130,379
AFLAC Inc.	2,601,304	122,417
BB&T Corp.	2,866,359	117,578
National City Corp.	3,133,343	116,717
State Street Corp.	1,765,541	114,319
Fifth Third Bancorp	2,941,736	113,816
The Chubb Corp.	2,160,873	111,652
Loews Corp.	2,385,570	108,376
Franklin Resources Corp.	885,366	106,979
Countrywide Financial Corp.	3,119,335	104,934
Charles Schwab Corp.	5,431,670	99,345
Lincoln National Corp.	1,463,926	99,240
ACE Ltd.	1,727,973	98,598
The Chicago Mercantile Exchange	184,300	98,132
Bear Stearns Co., Inc.	633,508	95,248
Mellon Financial Corp.	2,199,962	94,906
SLM Corp.	2,170,886	88,789
ProLogis REIT	1,355,194	87,993
Progressive Corp. of Ohio	3,937,246	85,911
Marsh&McLennan Cos., Inc.	2,923,464	85,628
The Principal Financial Group, Inc.	1,417,416	84,861
Vornado Realty Trust REIT	688,794	82,201
Genworth Financial Inc.	2,328,682	81,364
KeyCorp	2,093,760	78,453
Moody's Corp.	1,237,240	76,783
Equity Residential REIT	1,553,134	74,908
Boston Properties, Inc. REIT	628,358	73,769
Ameriprise Financial, Inc.	1,265,106	72,288
XL Capital Ltd. Class A	957,584	66,993
T. Rowe Price Group Inc.	1,401,551	66,139
Legg Mason Inc.	695,565	65,529
Archstone-Smith Trust REIT	1,165,547	63,266
Marshall&Ilsley Corp.	1,352,478	62,633
Public Storage, Inc. REIT	648,864	61,428
Northern Trust Corp.	997,363	59,981
Aon Corp.	1,578,052	59,903
Kimco Realty Corp. REIT	1,195,515	58,269
Host Hotels&Resorts Inc. REIT	2,209,424	58,130
Synovus Financial Corp.	1,727,399	55,864
Avalonbay Communities, Inc. REIT	419,717	54,563
CIT Group Inc.	1,023,410	54,159
Comerica, Inc.	834,720	49,349
Zions Bancorp	581,835	49,177
Sovereign Bancorp, Inc.	1,909,906	48,588
* E*TRADE Financial Corp.	2,259,324	47,943
Compass Bancshares Inc.	689,353	47,428
M&T Bank Corp.	407,103	47,155
Ambac Financial Group, Inc.	541,465	46,777
MBIA, Inc.	711,332	46,585
Developers Diversified Realty Corp. REIT	670,562	42,178
Unum Group	1,808,830	41,657
Cincinnati Financial Corp.	913,105	38,716
Safeco Corp.	557,182	37,014
Plum Creek Timber Co. Inc. REIT	935,832	36,890
Hudson City Bancorp, Inc.	2,613,691	35,755
* Realogy Corp.	1,151,060	34,083
Torchmark Corp.	517,474	33,941
* CB Richard Ellis Group, Inc.	985,880	33,697
Commerce Bancorp, Inc.	990,475	33,062
Apartment Investment&Management Co. Class A REIT	515,040	29,713
First Horizon National Corp.	661,579	27,475
Huntington Bancshares Inc.	1,248,750	27,285
MGIC Investment Corp.	438,722	25,850
Janus Capital Group Inc.	1,000,912	20,929
Federated Investors, Inc.	474,159	17,411

		14,521,512

Health Care (11.9%)
Pfizer Inc.	37,476,881	946,666
Johnson&Johnson	15,304,430	922,245
Merck&Co., Inc.	11,456,890	506,051
Abbott Laboratories	8,160,190	455,339
UnitedHealth Group Inc.	7,162,016	379,372
Wyeth	7,118,948	356,161
* Amgen, Inc.	6,173,905	344,998
Medtronic, Inc.	6,089,864	298,769
Bristol-Myers Squibb Co.	10,679,570	296,465
Eli Lilly&Co.	5,217,499	280,232
* WellPoint Inc.	3,238,697	262,658
Schering-Plough Corp.	7,867,751	200,706
* Gilead Sciences, Inc.	2,457,378	187,989
Baxter International, Inc.	3,436,497	181,000
Cardinal Health, Inc.	2,116,944	154,431
Aetna Inc.	2,731,015	119,591
* Medco Health Solutions, Inc.	1,523,372	110,490
* Zimmer Holdings, Inc.	1,253,893	107,095
* Celgene Corp.	1,996,773	104,751
Stryker Corp.	1,576,881	104,579
* Thermo Fisher Scientific, Inc.	2,221,390	103,850
Becton, Dickinson&Co.	1,294,662	99,547
McKesson Corp.	1,562,221	91,452
* Boston Scientific Corp.	6,263,098	91,065
Allergan, Inc.	813,198	90,119
* Forest Laboratories, Inc.	1,681,072	86,474
* Genzyme Corp.	1,393,386	83,631
* Biogen Idec Inc.	1,811,102	80,377
CIGNA Corp.	514,943	73,462
* St. Jude Medical, Inc.	1,818,465	68,392
* Express Scripts Inc.	717,387	57,908
Biomet, Inc.	1,295,356	55,040
AmerisourceBergen Corp.	1,007,009	53,120
* Humana Inc.	881,859	51,165
* Coventry Health Care Inc.	843,498	47,278
* Laboratory Corp. of America Holdings	647,386	47,020
* MedImmune Inc.	1,255,946	45,704
C.R. Bard, Inc.	546,258	43,433
Quest Diagnostics, Inc.	839,856	41,884
* Hospira, Inc.	823,309	33,673
* Varian Medical Systems, Inc.	677,693	32,319
* Waters Corp.	536,290	31,105
IMS Health, Inc.	1,031,240	30,587
Applera Corp.-Applied Biosystems Group	969,008	28,654
Mylan Laboratories, Inc.	1,291,307	27,298
* Barr Pharmaceuticals Inc.	563,073	26,098
* Patterson Cos	734,926	26,083
* King Pharmaceuticals, Inc.	1,284,481	25,266
Manor Care, Inc.	388,066	21,095
* Millipore Corp.	284,771	20,637
* Tenet Healthcare Corp.	2,492,058	16,024
PerkinElmer, Inc.	646,402	15,656
Bausch&Lomb, Inc.	286,903	14,678
* Watson Pharmaceuticals, Inc.	542,355	14,334

		7,994,016

Industrials (10.9%)
General Electric Co.	54,378,891	1,922,838
United Parcel Service, Inc.	5,639,718	395,344
The Boeing Co.	4,173,914	371,103
United Technologies Corp.	5,265,969	342,288
Tyco International Ltd.	10,456,092	329,890
3M Co.	3,881,006	296,625
Caterpillar, Inc.	3,415,261	228,925
Honeywell International Inc.	4,230,292	194,847
Lockheed Martin Corp.	1,876,793	182,086
Emerson Electric Co.	4,219,619	181,823
FedEx Corp.	1,624,206	174,488
General Dynamics Corp.	2,145,713	163,932
Burlington Northern Santa Fe Corp.	1,898,385	152,687
Union Pacific Corp.	1,431,902	145,410
Northrop Grumman Corp.	1,852,330	137,480
Deere&Co.	1,199,769	130,343
Raytheon Co.	2,359,697	123,790
Illinois Tool Works, Inc.	2,186,959	112,847
Norfolk Southern Corp.	2,099,530	106,236
Waste Management, Inc.	2,819,186	97,008
PACCAR, Inc.	1,312,991	96,374
CSX Corp.	2,310,003	92,516
Danaher Corp.	1,258,766	89,939
Ingersoll-Rand Co.	1,627,917	70,603
Eaton Corp.	772,359	64,538
Southwest Airlines Co.	4,164,961	61,225
Rockwell Collins, Inc.	889,730	59,550
Textron, Inc.	662,641	59,505
ITT Industries, Inc.	961,477	57,996
L-3 Communications Holdings, Inc.	657,847	57,542
Masco Corp.	2,070,002	56,718
Pitney Bowes, Inc.	1,165,898	52,920
Parker Hannifin Corp.	612,324	52,850
Dover Corp.	1,082,648	52,844
Rockwell Automation, Inc.	876,194	52,458
American Standard Cos., Inc.	924,071	48,994
C.H. Robinson Worldwide Inc.	914,518	43,668
Cooper Industries, Inc. Class A	965,196	43,424
R.R. Donnelley&Sons Co.	1,155,183	42,268
Fluor Corp.	464,429	41,669
Cummins Inc.	275,660	39,894
* Terex Corp.	541,490	38,857
Goodrich Corp.	661,781	34,068
Robert Half International, Inc.	886,567	32,812
* Monster Worldwide Inc.	678,292	32,131
Avery Dennison Corp.	483,299	31,057
W.W. Grainger, Inc.	383,514	29,623
Cintas Corp.	717,223	25,892
Pall Corp.	649,306	24,674
Equifax, Inc.	660,496	24,075
* Allied Waste Industries, Inc.	1,347,002	16,959
Ryder System, Inc.	321,244	15,850
* Raytheon Co. Warrants Exp. 6/16/11	20,998	364

		7,333,847

Information Technology (14.8%)
Microsoft Corp.	45,569,436	1,270,020
* Cisco Systems, Inc.	31,940,873	815,451
International Business Machines Corp.	7,961,532	750,454
Intel Corp.	30,497,134	583,410
Hewlett-Packard Co.	14,153,597	568,125
* Google Inc.	1,151,085	527,381
* Apple Computer, Inc.	4,557,857	423,471
* Oracle Corp.	21,101,584	382,572
QUALCOMM Inc.	8,760,077	373,705
* Dell Inc.	12,012,991	278,822
Texas Instruments, Inc.	7,633,268	229,761
Motorola, Inc.	12,641,222	223,370
* Yahoo! Inc.	6,456,497	202,024
* eBay Inc.	6,008,901	199,195
* Corning, Inc.	8,301,159	188,768
* EMC Corp.	11,148,542	154,407
Automatic Data Processing, Inc.	2,910,174	140,852
Applied Materials, Inc.	7,387,320	135,336
* Adobe Systems, Inc.	3,112,062	129,773
* Sun Microsystems, Inc.	19,042,440	114,445
First Data Corp.	3,982,251	107,123
Western Union Co.	4,082,643	89,614
* Xerox Corp.	5,018,708	84,766
* Symantec Corp.	4,889,699	84,592
* Electronic Arts Inc.	1,639,777	82,579
* Broadcom Corp.	2,493,870	79,978
Electronic Data Systems Corp.	2,717,636	75,224
* Agilent Technologies, Inc.	2,132,664	71,849
* Network Appliance, Inc.	1,964,279	71,735
Paychex, Inc.	1,793,891	67,935
* Cognizant Technology Solutions Corp.	753,782	66,536
Analog Devices, Inc.	1,762,928	60,803
* Juniper Networks, Inc.	3,010,545	59,248
CA, Inc.	2,175,569	56,369
KLA-Tencor Corp.	1,056,385	56,326
* NVIDIA Corp.	1,880,474	54,120
* SanDisk Corp.	1,202,548	52,672
Linear Technology Corp.	1,583,053	50,009
Maxim Integrated Products, Inc.	1,696,174	49,868
* Intuit, Inc.	1,811,874	49,573
* Micron Technology, Inc.	3,992,040	48,224
* Fiserv, Inc.	906,041	48,075
* Computer Sciences Corp.	916,175	47,760
* Autodesk, Inc.	1,223,088	45,988
* NCR Corp.	946,774	45,227
Xilinx, Inc.	1,755,169	45,160
Fidelity National Information Services, Inc.	859,188	39,059
* Advanced Micro Devices, Inc.	2,928,749	38,249
* Altera Corp.	1,895,407	37,889
* LSI Logic Corp.	3,543,517	36,994
National Semiconductor Corp.	1,496,954	36,136
* BMC Software, Inc.	1,076,818	33,155
* VeriSign, Inc.	1,294,637	32,521
* Affiliated Computer Services, Inc. Class A	522,385	30,758
* Citrix Systems, Inc.	953,707	30,547
* Lexmark International, Inc.	514,138	30,057
* Avaya Inc.	2,395,088	28,286
Sabre Holdings Corp.	706,269	23,130
* Tellabs, Inc.	2,321,748	22,985
* Novellus Systems, Inc.	663,831	21,256
Molex, Inc.	749,139	21,126
Jabil Circuit, Inc.	975,897	20,894
* Convergys Corp.	723,308	18,379
* JDS Uniphase Corp.	1,116,000	16,997
* Teradyne, Inc.	1,002,719	16,585
* Compuware Corp.	1,713,355	16,260
* Unisys Corp.	1,824,477	15,380
* Solectron Corp.	4,806,858	15,142
* QLogic Corp.	839,968	14,279
* Novell, Inc.	1,782,135	12,867
* Ciena Corp.	449,683	12,569
Tektronix, Inc.	433,650	12,212
* ADC Telecommunications, Inc.	619,853	10,376
* Sanmina-SCI Corp.	2,801,109	10,140
* PMC Sierra Inc.	1,122,456	7,868
* Agere Systems Inc.	194,074	4,390

		10,009,181

Materials (3.1%)
E.I. du Pont de Nemours&Co.	4,887,058	241,567
Dow Chemical Co.	5,072,451	232,623
Monsanto Co.	2,874,307	157,972
Alcoa Inc.	4,598,506	155,889
Freeport-McMoRan Copper&Gold, Inc. Class B	1,912,544	126,591
Praxair, Inc.	1,694,325	106,675
Nucor Corp.	1,592,562	103,724
Newmont Mining Corp. (Holding Co.)	2,384,878	100,141
International Paper Co.	2,393,619	87,128
Air Products&Chemicals, Inc.	1,144,717	84,663
Weyerhaeuser Co.	1,117,055	83,489
United States Steel Corp.	626,724	62,152
PPG Industries, Inc.	868,359	61,054
Vulcan Materials Co.	502,524	58,534
Allegheny Technologies Inc.	539,389	57,547
Ecolab, Inc.	940,119	40,425
Rohm&Haas Co.	751,189	38,851
Temple-Inland Inc.	557,400	33,299
MeadWestvaco Corp.	963,065	29,701
Sigma-Aldrich Corp.	697,548	28,962
Eastman Chemical Co.	441,519	27,961
Sealed Air Corp.	852,188	26,929
Ball Corp.	547,539	25,105
* Pactiv Corp.	702,130	23,690
International Flavors&Fragrances, Inc.	412,696	19,488
Ashland, Inc.	294,735	19,335
Bemis Co., Inc.	553,295	18,475
* Hercules, Inc.	614,646	12,010

		2,063,980

Telecommunication Services (3.7%)
AT&T Inc.	33,020,082	1,301,982
Verizon Communications Inc.	15,388,199	583,521
Sprint Nextel Corp.	15,349,278	291,022
Alltel Corp.	1,905,112	118,117
* Qwest Communications International Inc.	8,285,634	74,488
Embarq Corp.	796,235	44,868
Windstream Corp.	2,516,682	36,970
Citizens Communications Co.	1,788,382	26,736
CenturyTel, Inc.	587,502	26,549

		2,504,253

Utilities (3.7%)
Exelon Corp.	3,543,985	243,507
Dominion Resources, Inc.	1,845,564	163,831
TXU Corp.	2,428,641	155,676
Southern Co.	3,958,928	145,095
Duke Energy Corp.	6,648,177	134,892
FPL Group, Inc.	2,144,997	131,209
FirstEnergy Corp.	1,688,157	111,824
Public Service Enterprise Group, Inc.	1,336,788	111,007
Entergy Corp.	1,048,785	110,039
American Electric Power Co., Inc.	2,097,842	102,270
PG&E Corp.	1,855,314	89,556
Sempra Energy	1,390,541	84,837
Edison International	1,723,079	84,655
PPL Corp.	2,036,603	83,297
Constellation Energy Group, Inc.	955,620	83,091
* AES Corp.	3,512,642	75,592
Consolidated Edison Inc.	1,362,665	69,578
Progress Energy, Inc.	1,358,180	68,507
Ameren Corp.	1,092,728	54,964
Xcel Energy, Inc.	2,156,612	53,247
DTE Energy Co.	936,886	44,877
* Allegheny Energy, Inc.	868,444	42,675
Questar Corp.	453,617	40,467
KeySpan Corp.	926,708	38,134
NiSource, Inc.	1,445,328	35,324
CenterPoint Energy Inc.	1,688,640	30,294
Pinnacle West Capital Corp.	528,284	25,490
Integrys Energy Group, Inc.	396,981	22,036
CMS Energy Corp.	1,178,782	20,982
TECO Energy, Inc.	1,107,055	19,052
* Dynegy, Inc.	2,000,328	18,523
Nicor Inc.	237,368	11,493

		2,506,021

Total Common Stocks
(Cost $50,746,820)		67,215,909

Temporary Cash Investments (0.4%)

Money Market Fund (0.4%)
[1] Vanguard Market Liquidity Fund, 5.288%	227,491,565	227,492

	Face
	Amount
	($000)

U.S. Agency Obligation (0.0%)
[2] Federal Home Loan Bank
[3] 5.207%, 4/4/07	13,000	12,996

Total Temporary Cash Investments
(Cost $240,486)		240,488

Total Investments (100.0%)
(Cost $50,987,306)		67,456,397

Other Assets and Liabilities—Net (0.0%)		30,402

Net Assets (100%)		67,486,799

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3	Securities with a value of $12,996,000 have been segregated as initial margin for open futures contracts.
REIT	- Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2007, the cost of investment securities for tax purposes was $50,987,306,000. Net unrealized appreciation of investment securities for tax purposes was $16,469,091,000, consisting of unrealized gains of $19,004,025,000 on securities that had risen in value since their purchase and $2,534,934,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At March 31, 2007, the aggregate settlement value of open futures contracts expiring in June 2007, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	585	209,313	1,729
E-mini S&P 500 Index	890	63,688	658

Vanguard Institutional Total Stock Market Index Fund
Schedule of Investments
March 31, 2007

	Shares	Market Value ($000)

Common Stocks (99.6%)

Consumer Discretionary (11.5%)
Time Warner, Inc.	1,948,948	38,433
Home Depot, Inc.	1,012,631	37,204
* Comcast Corp. Class A	1,379,518	35,798
The Walt Disney Co.	964,032	33,192
McDonald's Corp.	606,749	27,334
News Corp., Class A	1,145,129	26,475
Target Corp.	400,241	23,718
Lowe's Cos., Inc.	712,273	22,429
* Viacom Inc. Class B	298,102	12,255
Federated Department Stores, Inc.	266,716	12,016
* Starbucks Corp.	371,176	11,640
* Kohl's Corp.	144,457	11,067
The McGraw-Hill Cos., Inc.	173,838	10,931
CBS Corp.	335,295	10,257
Carnival Corp.	213,802	10,019
Best Buy Co., Inc.	200,293	9,758
NIKE, Inc. Class B	87,074	9,252
Staples, Inc.	354,569	9,162
Johnson Controls, Inc.	96,009	9,084
* Coach, Inc.	180,283	9,023
J.C. Penney Co., Inc. (Holding Co.)	104,895	8,618
Omnicom Group Inc.	83,852	8,585
Marriott International, Inc. Class A	164,861	8,072
Clear Channel Communications, Inc.	230,157	8,065
* Liberty Media Corp.-Interactive Series A	329,070	7,838
* DIRECTV Group, Inc.	330,159	7,617
Yum! Brands, Inc.	130,142	7,517
* Sears Holdings Corp.	41,532	7,482
Harley-Davidson, Inc.	127,201	7,473
Harrah's Entertainment, Inc.	86,880	7,337
* Liberty Media Corp.-Capital Series A	65,927	7,291
Ford Motor Co.	891,888	7,037
General Motors Corp.	222,545	6,819
Starwood Hotels & Resorts Worldwide, Inc.	104,031	6,746
International Game Technology	166,552	6,725
Hilton Hotels Corp.	180,270	6,483
Gannett Co., Inc.	115,032	6,475
* Amazon.com, Inc.	151,581	6,031
TJX Cos., Inc.	220,568	5,947
Fortune Brands, Inc.	74,367	5,862
* Bed Bath&Beyond, Inc.	138,730	5,573
Nordstrom, Inc.	100,910	5,342
Mattel, Inc.	187,184	5,161
The Gap, Inc.	282,442	4,861
* Office Depot, Inc.	136,652	4,802
Limited Brands, Inc.	174,395	4,545
* Las Vegas Sands Corp.	52,146	4,516
* EchoStar Communications Corp. Class A	101,369	4,402
* MGM Mirage, Inc.	62,205	4,324
Newell Rubbermaid, Inc.	136,086	4,231
Genuine Parts Co.	83,723	4,102
* IAC/InterActiveCorp	98,721	3,723
Sherwin-Williams Co.	56,311	3,719
VF Corp.	43,883	3,626
Virgin Media Inc.	136,120	3,437
* AutoZone Inc.	26,225	3,360
* Wyndham Worldwide Corp.	97,240	3,321
Abercrombie&Fitch Co.	43,344	3,280
Whirlpool Corp.	38,501	3,269
Cablevision Systems NY Group Class A	107,011	3,256
Eastman Kodak Co.	141,141	3,184
* Apollo Group, Inc. Class A	72,047	3,163
H&R Block, Inc.	149,880	3,153
^ Garmin Ltd.	58,232	3,153
* Liberty Global, Inc. Class A	94,077	3,098
Tiffany&Co.	67,855	3,086
Dollar General Corp.	145,452	3,076
D. R. Horton, Inc.	138,451	3,046
American Eagle Outfitters, Inc.	98,938	2,967
Harman International Industries, Inc.	30,546	2,935
Tim Hortons, Inc.	94,571	2,877
Darden Restaurants Inc.	68,423	2,818
Pulte Homes, Inc.	106,195	2,810
* Liberty Global, Inc. Series C	89,462	2,741
Black&Decker Corp.	33,449	2,730
* Interpublic Group of Cos., Inc.	216,281	2,662
Royal Caribbean Cruises, Ltd.	62,684	2,643
Polo Ralph Lauren Corp.	29,818	2,628
Lennar Corp. Class A	62,153	2,623
* CarMax, Inc.	104,798	2,572
* Expedia, Inc.	108,939	2,525
Lamar Advertising Co. Class A	40,017	2,520
Idearc Inc.	71,658	2,515
* R.H. Donnelley Corp.	34,963	2,479
* The Goodyear Tire&Rubber Co.	78,606	2,452
Tribune Co.	76,201	2,447
Centex Corp.	58,163	2,430
* Comcast Corp. Special Class A	94,697	2,412
* Discovery Holding Co. Class A	125,406	2,399
Ross Stores, Inc.	69,340	2,385
Wynn Resorts Ltd.	24,957	2,367
PetSmart, Inc.	68,750	2,266
* GameStop Corp. Class A	67,730	2,206
* Mohawk Industries, Inc.	26,642	2,186
ServiceMaster Co.	141,002	2,170
Liz Claiborne, Inc.	50,211	2,152
BorgWarner, Inc.	28,233	2,129
* Chico's FAS, Inc.	86,256	2,107
Family Dollar Stores, Inc.	70,868	2,099
Washington Post Co. Class B	2,739	2,091
Station Casinos, Inc.	23,977	2,076
Hasbro, Inc.	70,371	2,014
The Stanley Works	36,108	1,999
Leggett&Platt, Inc.	87,989	1,995
*^ Sirius Satellite Radio, Inc.	621,999	1,990
Advance Auto Parts, Inc.	51,600	1,989
Brinker International, Inc.	60,239	1,970
E.W. Scripps Co. Class A	43,659	1,951
OfficeMax, Inc.	36,607	1,931
* Dollar Tree Stores, Inc.	47,748	1,826
Foot Locker, Inc.	76,445	1,800
* XM Satellite Radio Holdings, Inc.	133,169	1,721
Service Corp. International	144,744	1,717
RadioShack Corp.	63,493	1,716
Williams-Sonoma, Inc.	47,307	1,678
* Big Lots Inc.	53,622	1,677
Jones Apparel Group, Inc.	54,275	1,668
* ITT Educational Services, Inc.	20,369	1,660
KB Home	38,131	1,627
Phillips-Van Heusen Corp.	27,290	1,605
* O'Reilly Automotive, Inc.	48,106	1,592
Circuit City Stores, Inc.	85,838	1,591
^ New York Times Co. Class A	67,195	1,580
* Toll Brothers, Inc.	56,612	1,550
* AutoNation, Inc.	71,498	1,519
* Penn National Gaming, Inc.	35,740	1,516
Wendy's International, Inc.	46,880	1,467
* NVR, Inc.	2,196	1,460
Brunswick Corp.	45,133	1,437
* Career Education Corp.	46,656	1,423
* Laureate Education Inc.	23,914	1,410
* Hanesbrands Inc.	47,561	1,398
* AnnTaylor Stores Corp.	35,221	1,366
Claire's Stores, Inc.	42,176	1,355
Boyd Gaming Corp.	27,561	1,313
Snap-On Inc.	27,186	1,308
* Urban Outfitters, Inc.	49,028	1,300
OSI Restaurant Partners, Inc.	32,653	1,290
Orient-Express Hotel Ltd.	21,133	1,264
Sotheby's	27,317	1,215
* Getty Images, Inc.	24,894	1,211
* Lear Corp.	33,044	1,206
Saks Inc.	57,307	1,194
* Jarden Corp.	30,373	1,163
* Jack in the Box Inc.	16,709	1,155
* Scientific Games Corp.	33,828	1,111
Men's Wearhouse, Inc.	23,498	1,106
Gentex Corp.	67,928	1,104
* Dick's Sporting Goods, Inc.	18,734	1,091
Barnes&Noble, Inc.	27,565	1,087
* Payless ShoeSource, Inc.	32,366	1,075
* Gaylord Entertainment Co.	20,214	1,069
* Aeropostale, Inc.	26,012	1,046
Meredith Corp.	18,013	1,034
Dillard's Inc.	31,454	1,029
* The Cheesecake Factory Inc.	37,112	989
* Rent-A-Center, Inc.	34,439	964
^ Polaris Industries, Inc.	19,393	930
* Priceline.com, Inc.	17,235	918
Applebee's International, Inc.	37,033	918
Dow Jones&Co., Inc.	26,482	913
^ Pool Corp.	25,076	898
Regis Corp.	22,140	894
Ryland Group, Inc.	20,995	886
* Panera Bread Co.	14,928	882
*^ Tractor Supply Co.	16,981	875
The McClatchy Co. Class A	27,618	873
DeVry, Inc.	29,679	871
* Marvel Entertainment, Inc.	31,125	864
Strayer Education, Inc.	6,854	857
* Pinnacle Entertainment, Inc.	28,733	835
Ruby Tuesday, Inc.	29,096	832
Weight Watchers International, Inc.	17,849	823
Belo Corp. Class A	42,818	799
International Speedway Corp.	15,458	799
MDC Holdings, Inc.	16,509	794
* Under Armour, Inc.	15,343	787
*^ Nutri/System Inc.	14,962	784
* Charming Shoppes, Inc.	60,244	780
* Sonic Corp.	34,915	778
* TRW Automotive Holdings Corp.	21,874	762
Guess ?, Inc.	18,669	756
* Life Time Fitness, Inc.	14,613	751
Wolverine World Wide, Inc.	26,252	750
Domino's Pizza, Inc.	23,093	750
* J. Crew Group, Inc.	18,594	747
* Pacific Sunwear of California, Inc.	34,550	720
John Wiley&Sons Class A	18,876	713
Thor Industries, Inc.	18,092	713
News Corp., Class B	28,707	702
* Quiksilver, Inc.	60,397	701
Catalina Marketing Corp.	22,104	698
* Vail Resorts Inc.	12,633	686
* CEC Entertainment Inc.	16,497	685
Arbitron Inc.	14,586	685
Harte-Hanks, Inc.	24,808	684
Tupperware Brands Corp.	27,393	683
Bob Evans Farms, Inc.	18,417	681
Standard Pacific Corp.	31,971	667
Regal Entertainment Group Class A	33,412	664
* DreamWorks Animation SKG, Inc.	21,669	663
* Iconix Brand Group Inc.	32,243	658
* Timberland Co.	25,139	654
Tempur-Pedic International Inc.	25,139	653
American Axle&Manufacturing Holdings, Inc.	23,767	650
American Greetings Corp. Class A	27,913	648
* Guitar Center, Inc.	14,351	648
Matthews International Corp.	15,822	644
* The Warnaco Group, Inc.	22,566	641
Choice Hotels International, Inc.	18,077	640
* Bally Technologies Inc.	27,144	640
* The Children's Place Retail Stores, Inc.	11,417	637
* The Gymboree Corp.	15,869	636
* Carter's, Inc.	24,959	632
* Zale Corp.	23,893	630
Ethan Allen Interiors, Inc.	17,763	628
* Fossil, Inc.	23,146	613
* Live Nation, Inc.	27,608	609
CBRL Group, Inc.	13,075	605
* Bright Horizons Family Solutions, Inc.	15,865	599
Borders Group, Inc.	29,110	594
Lee Enterprises, Inc.	19,594	589
*^ Chipotle Mexican Grill, Inc.	9,418	585
*^ Netflix.com, Inc.	25,173	584
CKE Restaurants Inc.	30,903	583
Entercom Communications Corp.	20,635	581
Callaway Golf Co.	36,866	581
* Tween Brands, Inc.	16,145	577
Brown Shoe Co., Inc.	13,672	574
* Corinthian Colleges, Inc.	41,498	571
*^ Blockbuster Inc. Class A	88,144	568
Group 1 Automotive, Inc.	14,169	564
* P.F. Chang's China Bistro, Inc.	13,418	562
Jackson Hewitt Tax Service Inc.	17,444	561
Beazer Homes USA, Inc.	19,328	561
* Coldwater Creek Inc.	27,300	554
Cooper Tire&Rubber Co.	30,237	553
* Rare Hospitality International Inc.	18,218	548
* Charter Communications, Inc.	196,297	548
ArvinMeritor, Inc.	29,830	544
Christopher&Banks Corp.	26,996	526
* Deckers Outdoor Corp.	7,041	500
Winnebago Industries, Inc.	14,645	493
* VistaPrint Ltd.	12,847	492
The Pep Boys (Manny, Moe&Jack)	25,068	479
* Tenneco Automotive, Inc.	18,652	475
* Hibbett Sports Inc.	16,256	465
* AFC Enterprises, Inc.	23,065	462
* RCN Corp.	17,787	454
* Visteon Corp.	52,660	450
* Hovnanian Enterprises Inc. Class A	17,670	445
Ameristar Casinos, Inc.	13,783	443
* Gemstar-TV Guide International, Inc.	105,440	442
* Crocs, Inc.	9,343	441
* Shuffle Master, Inc.	23,868	436
* RC2 Corp.	10,695	432
Triarc Cos., Inc. Class B	24,584	423
IHOP Corp.	7,124	418
Gray Television, Inc.	39,412	411
* LKQ Corp.	18,597	407
Burger King Holdings Inc.	18,797	406
* Entravision Communications Corp.	42,925	401
Asbury Automotive Group, Inc.	14,161	400
Aaron Rents, Inc.	14,952	395
* WMS Industries, Inc.	10,042	394
* Aftermarket Technology Corp.	15,981	388
* Select Comfort Corp.	21,797	388
* LodgeNet Entertainment Corp.	12,543	385
* Vertrue Inc.	7,996	385
* Cabela's Inc.	15,500	385
* CSK Auto Corp.	22,298	384
* Helen of Troy Ltd.	16,699	379
* Valassis Communications, Inc.	21,459	369
* Scholastic Corp.	11,772	366
Big 5 Sporting Goods Corp.	14,111	366
* California Pizza Kitchen, Inc.	11,108	365
Oxford Industries, Inc.	7,302	361
Stage Stores, Inc.	15,424	360
*^ Avatar Holding, Inc.	4,951	354
* Hayes Lemmerz International, Inc.	47,756	349
*^ Build-A-Bear-Workshop, Inc.	12,679	348
Cato Corp. Class A	14,774	346
* Genesco, Inc.	8,269	343
Sinclair Broadcast Group, Inc.	22,010	340
* The Dress Barn, Inc.	16,316	340
* Exide Technologies	38,774	337
* 99 Cents Only Stores	22,820	336
* Buffalo Wild Wings Inc.	5,200	331
Modine Manufacturing Co.	14,324	328
The Stride Rite Corp.	21,134	325
* Mediacom Communications Corp.	39,867	325
Movado Group, Inc.	11,019	325
The Buckle, Inc.	9,082	324
* A.C. Moore Arts&Crafts, Inc.	15,132	323
Cherokee Inc.	7,495	323
Churchill Downs, Inc.	7,051	320
* Steiner Leisure Ltd.	7,098	319
* Coinstar, Inc.	10,173	318
Media General, Inc. Class A	8,280	316
* Charlotte Russe Holding Inc.	10,924	315
* Denny's Corp.	64,297	315
* GSI Commerce, Inc.	13,859	313
Interactive Data Corp.	12,587	312
* Retail Ventures, Inc.	14,772	311
* Champion Enterprises, Inc.	35,194	310
K-Swiss, Inc.	11,428	309
* Papa John's International, Inc.	10,419	306
Landry's Restaurants, Inc.	10,282	304
^ Brookfield Homes Corp.	9,428	303
Talbots Inc.	12,800	302
* Cox Radio, Inc.	22,112	302
* Meritage Corp.	9,347	300
Lithia Motors, Inc.	10,824	297
* Leapfrog Enterprises, Inc.	27,720	297
Columbia Sportswear Co.	4,753	296
CPI Corp.	5,634	296
*^ Pre-Paid Legal Services, Inc.	5,836	292
Sally Beauty Co. Inc.	31,812	292
Carmike Cinemas, Inc.	12,600	292
Stewart Enterprises, Inc. Class A	36,250	292
Citadel Broadcasting Corp.	30,570	291
CSS Industries, Inc.	7,751	291
United Auto Group, Inc.	14,091	286
Hearst-Argyle Television Inc.	10,509	286
* Casual Male Retail Group, Inc.	24,081	285
* Harris Interactive Inc.	46,783	282
* Skechers U.S.A., Inc.	8,398	282
* Perry Ellis International Corp.	8,778	281
* JAKKS Pacific, Inc.	11,742	281
* Isle of Capri Casinos, Inc.	10,907	279
Sonic Automotive, Inc.	9,739	278
^ Ambassadors International, Inc.	6,009	277
* Drew Industries, Inc.	9,500	272
Arctic Cat, Inc.	13,944	272
Kellwood Co.	9,222	270
Building Materials Holding Corp.	14,927	270
* Cache, Inc.	15,150	269
Furniture Brands International Inc.	16,959	268
Oakley, Inc.	13,237	267
* Keystone Automotive Industries, Inc.	7,803	263
* PRIMEDIA Inc.	97,924	260
* BJ's Restaurants Inc.	12,300	260
* Hartmarx Corp.	34,895	258
* Texas Roadhouse, Inc.	17,794	254
Bandag, Inc.	4,995	253
^ La-Z-Boy Inc.	20,296	251
Blyth, Inc.	11,804	249
Warner Music Group Corp.	14,513	248
*^ WCI Communities, Inc.	11,577	247
* Cumulus Media Inc.	26,153	245
Ambassadors Group, Inc.	7,300	243
* Midas Inc.	11,109	240
* Hot Topic, Inc.	21,473	238
* O'Charley's Inc.	12,332	238
bebe stores, inc	13,593	236
Fred's, Inc.	15,944	234
Speedway Motorsports, Inc.	6,031	234
* Carriage Services, Inc.	28,884	234
*^ Conn's, Inc.	9,395	233
* Bluegreen Corp.	20,594	233
* Blue Nile Inc.	5,704	232
Bon-Ton Stores, Inc.	4,110	231
* MarineMax, Inc.	9,886	229
Pier 1 Imports Inc.	32,922	228
* Alloy, Inc.	18,883	224
Nautilus Inc.	14,446	223
Handleman Co.	31,668	221
Kenneth Cole Productions, Inc.	8,591	221
* Benihana Inc. Class A	7,713	219
Superior Industries International, Inc.	10,443	218
*^ Sharper Image Corp.	19,574	216
Sauer-Danfoss, Inc.	7,164	216
Courier Corp.	5,516	216
Books-a-Million Inc.	15,060	214
Journal Communications, Inc.	16,161	212
* Fisher Communications, Inc.	4,347	211
* dELiA*S, Inc.	22,862	210
* Cosi, Inc.	37,500	209
* 1-800-FLOWERS.COM, Inc.	26,839	209
* Jo-Ann Stores, Inc.	7,650	208
* K2 Inc.	17,163	208
*^ Syntax-Brillian Corp.	24,666	207
Steven Madden, Ltd.	7,066	206
* Audiovox Corp.	13,898	205
* New York&Co., Inc.	12,625	199
Kimball International, Inc. Class B	10,290	198
* Trump Entertainment Resorts, Inc.	10,947	198
^ Systemax Inc.	10,469	196
* Fleetwood Enterprises, Inc.	24,570	194
Monaco Coach Corp.	12,164	194
Bassett Furniture Industries, Inc.	13,029	192
*^ Gander Mountain Co.	17,121	191
* MTR Gaming Group Inc.	14,362	188
UniFirst Corp.	4,888	188
The Marcus Corp.	8,013	186
* Luby's, Inc.	19,046	186
* Six Flags, Inc.	30,481	183
* America's Car-Mart, Inc.	13,500	180
* ValueVision Media, Inc.	14,383	178
* Audible, Inc.	17,039	177
* Movie Gallery, Inc.	39,360	177
* Krispy Kreme Doughnuts, Inc.	16,923	172
Dover Downs Gaming&Entertainment, Inc.	13,370	172
* TiVo Inc.	26,822	170
*^ Cost Plus, Inc.	16,926	169
* Peet's Coffee&Tea Inc.	6,086	168
* 4Kids Entertainment Inc.	8,834	167
* Red Robin Gourmet Burgers, Inc.	4,254	165
Sealy Corp.	9,400	164
Finish Line, Inc.	13,009	164
* Universal Technical Institute Inc.	6,957	161
* Multimedia Games Inc.	13,405	160
* DG FastChannel Inc.	9,574	159
Martha Stewart Living Omnimedia, Inc.	9,291	158
* Jos. A. Bank Clothiers, Inc.	4,365	154
Westwood One, Inc.	22,294	153
* Citi Trends Inc.	3,547	152
* Cavco Industries, Inc.	4,326	151
* Unifi, Inc.	52,392	151
Standard Motor Products, Inc.	8,806	150
* Fuel Systems Solutions, Inc.	8,092	150
Deb Shops, Inc.	5,476	148
* Playboy Enterprises, Inc. Class B	14,292	147
* INVESTools Inc.	10,380	144
* Lin TV Corp.	9,010	143
* G-III Apparel Group, Ltd.	7,500	143
Sun-Times Media Group, Inc.	28,583	142
Tuesday Morning Corp.	9,265	138
* Zumiez Inc.	3,400	136
* Empire Resorts Inc.	14,480	136
Emmis Communications, Inc.	16,046	135
Cutter&Buck Inc.	11,195	133
Acme Communications, Inc.	22,876	130
World Wrestling Entertainment, Inc.	7,992	130
* Maidenform Brands, Inc.	5,600	129
Haverty Furniture Cos., Inc.	9,146	128
* Magna Entertainment Corp. Class A	35,119	128
* DSW Inc. Class A	3,000	127
* Universal Electronics, Inc.	4,509	126
*^ Overstock.com, Inc.	7,527	125
* Radio One, Inc. Class D	19,060	123
Beasley Broadcast Group, Inc.	14,447	122
* Source Interlink Cos., Inc.	18,188	122
Stein Mart, Inc.	7,272	119
* Palm Harbor Homes, Inc.	8,203	118
Salem Communications Corp.	9,254	116
* Steak n Shake Co.	6,891	116
M/I Homes, Inc.	4,350	115
* Monarch Casino&Resort, Inc.	4,327	113
* Mothers Work, Inc.	3,380	112
Libbey, Inc.	7,933	111
Bandag, Inc. Class A	2,200	111
Monro Muffler Brake, Inc.	3,141	110
California Coastal Communities, Inc.	5,420	110
Coachmen Industries, Inc.	10,379	109
* Stamps.com Inc.	7,526	108
Journal Register Co.	18,001	107
* The Wet Seal, Inc. Class A	16,297	107
* Smith&Wesson Holding Corp.	8,060	106
* Volcom, Inc.	3,047	105
* Morningstar, Inc.	2,024	105
National Presto Industries, Inc.	1,679	103
* West Marine, Inc.	5,677	103
* 1-800 Contacts, Inc.	6,059	102
* Regent Communications, Inc.	31,431	101
* Lodgian, Inc.	7,500	100
* Interstate Hotels&Resorts, Inc.	15,792	100
* The Dixie Group, Inc.	8,200	99
^ Charles&Colvard Ltd.	15,675	98
* CKX, Inc.	8,707	97
Stanley Furniture Co., Inc.	4,645	97
* Lenox Group, Inc.	14,173	93
*^ Caribou Coffee Co.	12,577	91
Noble International, Ltd.	5,409	91
* drugstore.com, Inc.	34,463	89
* Friendly Ice Cream Corp.	5,882	87
* Kirkland's, Inc.	17,131	85
* Morgans Hotel Group	4,040	85
* Shoe Carnival, Inc.	2,517	84
*^ Navarre Corp.	22,214	83
Marine Products Corp.	8,699	83
* Buca, Inc.	14,464	80
* The Princeton Review, Inc.	14,625	79
* Strattec Security Corp.	1,805	78
* Fairchild Corp.	38,409	78
* Lazare Kaplan International, Inc.	9,394	76
Skyline Corp.	2,242	76
* Finlay Enterprises, Inc.	12,897	75
Spartan Motors, Inc.	3,091	72
Blair Corp.	1,648	69
*^ Quantum Fuel Systems Technologies Worldwide, Inc.	55,658	68
* Spanish Broadcasting System, Inc.	16,763	67
* McCormick&Schmick's Seafood Restaurants, Inc.	2,500	67
* Directed Electronics Inc.	7,084	63
* GenTek, Inc.	1,740	59
* Syms Corp.	3,104	58
* PetMed Express, Inc.	4,688	56
* Gaiam, Inc.	3,458	54
* Knology, Inc.	3,200	51
* Trans World Entertainment Corp.	8,888	50
* Russ Berrie and Co., Inc.	3,535	50
* Reading International Inc. Class A	5,700	49
* Dorman Products, Inc.	4,133	48
^ Technical Olympic USA, Inc.	11,927	48
* Rentrak Corp.	3,000	47
Craftmade International, Inc.	3,100	47
*^ Bally Total Fitness Holding Corp.	72,009	45
* Stoneridge, Inc.	4,152	43
Tarragon Corp. REIT	4,005	42
Levitt Corp. Class A	4,421	41
Orleans Homebuilders, Inc.	4,578	41
*^ Progressive Gaming International Corp.	8,781	40
Escalade, Inc.	4,000	38
Triarc Cos., Inc. Class A	1,994	37
* Youbet.com, Inc.	11,828	35
Traffix, Inc.	6,267	35
* National R. V. Holdings, Inc.	15,510	34
* Champps Entertainment Inc.	5,950	34
* Comstock Homebuilding Cos., Inc.	8,160	33
* Proliance International Inc.	8,619	33
* Saga Communications, Inc.	3,300	32
Weyco Group, Inc.	1,218	32
* Great Wolf Resorts, Inc.	2,310	31
* Emerson Radio Corp.	8,900	28
* Nexstar Broadcasting Group, Inc.	2,936	28
* Concord Camera Corp.	4,848	23
* Amerigon Inc.	1,713	21
* Ruth's Chris Steak House	1,000	20
Dover Motorsports, Inc.	3,604	19
Lifetime Brands, Inc.	800	17
S&K Famous Brands Inc.	1,344	16
New Frontier Media, Inc.	1,763	16
* Young Broadcasting Inc.	3,877	16
* Red Lion Hotels Corp.	1,212	15
Superior Uniform Group, Inc.	1,093	14
* Blockbuster Inc. Class B	2,111	13
* Century Casinos, Inc.	1,408	12
* The Smith&Wollensky Restaurant Group, Inc.	1,150	11
* Radio One, Inc.	1,680	11
* Daily Journal Corp.	260	11
* Triple Crown Media, Inc.	1,254	11
* Sturm, Ruger&Co., Inc.	761	10
* Virco Manufacturing Corp.	1,513	10
* Tweeter Home Entertainment Group, Inc.	6,300	10
* E. Gottschalk&Co., Inc.	623	9
* Hastings Entertainment, Inc.	1,430	9
* ION Media Networks, Inc.	6,400	9
Steinway Musical Instruments Inc.	249	8
* Pomeroy IT Solutions, Inc.	847	8
* Franklin Covey Co.	929	7
* United Retail Group, Inc.	593	7
* Ashworth, Inc.	898	7
* Cost-U-Less Inc.	826	7
* Florida Gaming Corp.	308	6
Gaming Partners International	282	5
* REX Stores Corp.	309	5
Flexsteel Industries, Inc.	300	5
Shiloh Industries, Inc.	309	3
* Hollywood Media Corp.	740	3
* Salton, Inc.	1,312	3
* Xanadoo Co.	10	2
* Outdoor Channel Holdings Inc.	135	1
* Fedders Corp.	1,286	1
* Gadzooks, Inc.	3,843	-

		902,490

Consumer Staples (8.3%)
The Procter&Gamble Co.	1,553,175	98,099
Altria Group, Inc.	1,028,232	90,289
Wal-Mart Stores, Inc.	1,226,880	57,602
PepsiCo, Inc.	805,670	51,208
The Coca-Cola Co.	1,034,960	49,678
CVS/Caremark Corp.	755,166	25,781
Walgreen Co.	492,046	22,580
Anheuser-Busch Cos., Inc.	377,256	19,036
Colgate-Palmolive Co.	252,369	16,856
Kimberly-Clark Corp.	224,855	15,400
Costco Wholesale Corp.	224,872	12,107
Archer-Daniels-Midland Co.	290,239	10,652
Sysco Corp.	303,295	10,260
The Kroger Co.	334,419	9,447
General Mills, Inc.	160,219	9,328
Avon Products, Inc.	218,172	8,129
Safeway, Inc.	217,562	7,971
H.J. Heinz Co.	161,652	7,617
Kellogg Co.	127,095	6,536
ConAgra Foods, Inc.	250,014	6,228
Sara Lee Corp.	366,456	6,200
Reynolds American Inc.	87,108	5,436
Bunge Ltd.	58,736	4,829
The Clorox Co.	74,471	4,743
UST, Inc.	78,938	4,577
Wm. Wrigley Jr. Co.	86,717	4,417
The Hershey Co.	79,838	4,364
Campbell Soup Co.	109,278	4,256
Carolina Group	53,277	4,028
SuperValu Inc.	101,184	3,953
Molson Coors Brewing Co. Class B	34,685	3,282
Whole Foods Market, Inc.	68,577	3,076
* Dean Foods Co.	65,676	3,070
^ Kraft Foods Inc.	94,900	3,005
The Estee Lauder Cos. Inc. Class A	57,918	2,829
Coca-Cola Enterprises, Inc.	129,264	2,618
Tyson Foods, Inc.	123,800	2,403
* Energizer Holdings, Inc.	26,892	2,295
McCormick&Co., Inc.	58,076	2,237
The Pepsi Bottling Group, Inc.	69,627	2,220
* Constellation Brands, Inc. Class A	102,698	2,175
Church&Dwight, Inc.	32,253	1,624
Brown-Forman Corp. Class B	23,135	1,517
* Rite Aid Corp.	262,172	1,513
* NBTY, Inc.	28,235	1,498
* Smithfield Foods, Inc.	49,292	1,476
J.M. Smucker Co.	27,003	1,440
Hormel Foods Corp.	37,063	1,378
Corn Products International, Inc.	36,430	1,297
* Hansen Natural Corp.	31,165	1,181
Del Monte Foods Co.	98,930	1,136
* BJ's Wholesale Club, Inc.	31,926	1,080
Alberto-Culver Co.	39,689	908
* Ralcorp Holdings, Inc.	13,354	859
Flowers Foods, Inc.	27,341	825
Universal Corp. (VA)	12,954	795
* Herbalife Ltd.	19,453	762
Delta&Pine Land Co.	18,368	757
Longs Drug Stores, Inc.	13,965	721
PepsiAmericas, Inc.	32,284	721
Pilgrim's Pride Corp.	21,132	701
* United Natural Foods, Inc.	20,138	617
* Performance Food Group Co.	19,547	603
Lancaster Colony Corp.	13,269	586
* Hain Celestial Group, Inc.	18,929	569
Casey's General Stores, Inc.	21,359	534
Wm. Wrigley Jr. Co. Class B	10,178	517
* Chattem, Inc.	8,580	506
Nu Skin Enterprises, Inc.	29,759	492
Ruddick Corp.	15,304	460
* Central European Distribution Corp.	15,780	459
* The Pantry, Inc.	9,110	412
Chiquita Brands International, Inc.	28,326	397
* TreeHouse Foods Inc.	12,952	395
* Alliance One International, Inc.	40,418	373
Ingles Markets, Inc.	9,107	372
Tootsie Roll Industries, Inc.	12,241	367
* Darling International, Inc.	52,256	340
* Pathmark Stores, Inc.	25,311	324
J&J Snack Foods Corp.	8,076	319
* Prestige Brands Holdings Inc.	26,462	314
* Playtex Products, Inc.	22,502	305
WD-40 Co.	9,354	297
The Great Atlantic&Pacific Tea Co., Inc.	8,870	294
* Wild Oats Markets Inc.	15,510	282
Seaboard Corp.	120	271
Nash-Finch Co.	7,629	263
The Andersons, Inc.	5,563	247
* Green Mountain Coffee Roasters, Inc.	3,690	233
* Elizabeth Arden, Inc.	10,137	221
*^ Jones Soda Co.	10,640	215
Cal-Maine Foods, Inc.	15,453	208
Alico, Inc.	3,588	206
* Central Garden&Pet Co. Class A	13,800	203
^ Vector Group Ltd.	10,818	202
Inter Parfums, Inc.	9,400	197
Coca-Cola Bottling Co.	3,435	195
* Central Garden&Pet Co.	12,832	190
Arden Group Inc. Class A	1,414	189
* Boston Beer Co., Inc. Class A	5,407	180
Sanderson Farms, Inc.	4,733	175
The Topps Co., Inc.	16,943	165
Weis Markets, Inc.	3,593	161
Premium Standard Farms Inc.	7,544	159
*^ Lifeway Foods, Inc.	17,508	158
* Smart&Final Inc.	7,196	157
* John B. Sanfilippo&Son, Inc.	10,763	143
* USANA Health Sciences, Inc.	2,974	139
Spartan Stores, Inc.	4,963	133
Lance, Inc.	6,445	130
*^ Spectrum Brands Inc.	20,540	130
Reddy Ice Holdings, Inc.	4,160	126
* Zapata Corp.	17,400	124
Mannatech, Inc.	7,400	119
* PriceSmart, Inc.	6,847	105
*^ Parlux Fragrances, Inc.	17,800	99
* Star Scientific, Inc.	81,426	94
* Griffin Land&Nurseries, Inc.	2,432	86
* Revlon, Inc. Class A	78,624	83
* Omega Protein Corp.	11,000	77
Oil-Dri Corp. of America	3,118	52
MGP Ingredients, Inc.	2,348	48
* Maui Land&Pineapple Co., Inc.	876	32
Tasty Baking Co. Class A	1,568	14
* National Beverage Corp.	450	8
Farmer Brothers, Inc.	340	8
* Cusine Solutions, Inc.	700	5
* Medifast, Inc.	686	5
* Monterey Pasta Co.	1,069	5
* Inventure Group, Inc.	1,577	4
* Schiff Nutrition International, Inc.	484	3

		649,107

Energy (9.5%)
ExxonMobil Corp.	2,860,158	215,799
Chevron Corp.	1,069,501	79,100
ConocoPhillips Co.	767,114	52,432
Schlumberger Ltd.	578,104	39,947
Occidental Petroleum Corp.	412,660	20,348
Valero Energy Corp.	296,634	19,130
Marathon Oil Corp.	172,500	17,048
Halliburton Co.	493,305	15,658
Devon Energy Corp.	206,005	14,260
* Transocean Inc.	143,532	11,727
Apache Corp.	161,697	11,432
Baker Hughes, Inc.	157,389	10,408
XTO Energy, Inc.	170,627	9,352
Anadarko Petroleum Corp.	214,336	9,212
EOG Resources, Inc.	119,498	8,525
Williams Cos., Inc.	293,425	8,351
Spectra Energy Corp.	308,814	8,113
* Weatherford International Ltd.	166,589	7,513
GlobalSantaFe Corp.	114,558	7,066
Hess Corp.	124,549	6,909
Chesapeake Energy Corp.	217,864	6,728
* National Oilwell Varco Inc.	86,059	6,695
Kinder Morgan, Inc.	52,670	5,607
Noble Corp.	66,621	5,242
Peabody Energy Corp.	129,608	5,215
Noble Energy, Inc.	85,308	5,089
El Paso Corp.	347,659	5,031
Smith International, Inc.	98,010	4,709
Murphy Oil Corp.	82,629	4,412
* Nabors Industries, Inc.	146,850	4,357
Sunoco, Inc.	60,430	4,257
BJ Services Co.	146,908	4,099
ENSCO International, Inc.	74,577	4,057
* Ultra Petroleum Corp.	74,612	3,964
CONSOL Energy, Inc.	89,708	3,510
* Cameron International Corp.	54,664	3,432
* Southwestern Energy Co.	82,759	3,391
Tesoro Petroleum Corp.	33,096	3,324
* Grant Prideco, Inc.	63,020	3,141
* Newfield Exploration Co.	63,442	2,646
Pioneer Natural Resources Co.	60,167	2,594
Diamond Offshore Drilling, Inc.	31,827	2,576
* Pride International, Inc.	80,563	2,425
* FMC Technologies Inc.	33,475	2,335
Range Resources Corp.	64,974	2,170
Arch Coal, Inc.	69,798	2,142
Rowan Cos., Inc.	54,347	1,765
* Denbury Resources, Inc.	58,819	1,752
Patterson-UTI Energy, Inc.	77,813	1,746
Frontier Oil Corp.	53,048	1,731
* Plains Exploration&Production Co.	37,843	1,708
* Helix Energy Solutions Group, Inc.	43,523	1,623
Cabot Oil&Gas Corp.	23,684	1,594
Tidewater Inc.	26,837	1,572
Helmerich&Payne, Inc.	51,690	1,568
Cimarex Energy Co.	40,816	1,511
* Superior Energy Services, Inc.	41,750	1,439
Holly Corp.	23,455	1,391
Pogo Producing Co.	28,661	1,379
* Kinder Morgan Management, LLC	24,466	1,254
* Dresser Rand Group, Inc.	37,754	1,150
* Todco Class A	28,435	1,147
* SEACOR Holdings Inc.	11,424	1,124
* Oceaneering International, Inc.	26,538	1,118
* Unit Corp.	21,932	1,110
* Core Laboratories N.V	12,359	1,036
* Universal Compression Holdings, Inc.	15,208	1,029
* Petrohawk Energy Corp.	75,762	998
St. Mary Land&Exploration Co.	26,987	990
* Hanover Compressor Co.	42,898	954
Massey Energy Co.	39,632	951
* Hydrill Co.	9,711	935
* Forest Oil Corp.	27,756	926
* Lone Star Technologies, Inc.	13,901	918
Overseas Shipholding Group Inc.	14,566	912
* TETRA Technologies, Inc.	35,775	884
* Quicksilver Resources, Inc.	21,403	851
OMI Corp.	31,150	837
* Atwood Oceanics, Inc.	13,811	811
*^ Cheniere Energy, Inc.	25,974	809
* Global Industries Ltd.	43,532	796
Foundation Coal Holdings, Inc.	22,193	762
* Oil States International, Inc.	23,462	753
* Whiting Petroleum Corp.	18,347	723
* USEC Inc.	43,392	705
* Giant Industries, Inc.	9,198	696
* W-H Energy Services, Inc.	14,880	696
* EXCO Resources, Inc.	41,871	694
Penn Virginia Corp.	9,396	690
* Atlas America, Inc.	11,481	649
* Houston Exploration Co.	11,894	642
World Fuel Services Corp.	13,870	642
* Delta Petroleum Corp.	27,455	630
* Grey Wolf, Inc.	93,340	625
* Swift Energy Co.	14,490	605
* Comstock Resources, Inc.	21,469	588
CARBO Ceramics Inc.	12,362	575
* Carrizo Oil&Gas, Inc.	16,210	567
Western Refining, Inc.	14,517	566
* Bristow Group, Inc.	15,041	548
* Input/Output, Inc.	38,098	525
Berry Petroleum Class A	16,376	502
* Bill Barrett Corp.	14,932	484
* Energy Partners, Ltd.	26,498	481
* Encore Acquisition Co.	19,597	474
* Hornbeck Offshore Services, Inc.	16,236	465
* Alpha Natural Resources, Inc.	28,892	452
* Arena Resources, Inc.	8,600	431
* Parallel Petroleum Corp.	18,379	422
* Aventine Renewable Energy Holdings, Inc.	22,147	404
* Gulfmark Offshore, Inc.	9,222	403
* Goodrich Petroleum Corp.	11,558	389
Crosstex Energy, Inc.	13,298	382
* Parker Drilling Co.	40,183	377
* PetroQuest Energy, Inc.	31,860	372
* Petroleum Development Corp.	6,733	361
*^ Evergreen Energy, Inc.	54,328	357
* Enbridge Energy Management LLC	6,496	351
* ATP Oil&Gas Corp.	9,077	341
* Dawson Geophysical Co.	6,731	333
* Rosetta Resources, Inc.	16,100	331
* Dril-Quip, Inc.	7,555	327
Alon USA Energy, Inc.	8,956	324
* Complete Production Services, Inc.	15,540	309
RPC Inc.	18,318	305
* Basic Energy Services Inc.	12,959	302
* Mariner Energy Inc.	15,641	299
* Stone Energy Corp.	9,986	296
* Newpark Resources, Inc.	41,983	296
* NATCO Group Inc.	8,627	294
* Callon Petroleum Co.	21,227	288
* Brigham Exploration Co.	46,181	287
* Pioneer Drilling Co.	21,533	273
Gulf Island Fabrication, Inc.	10,063	269
* Matrix Service Co.	12,900	261
Lufkin Industries, Inc.	4,590	258
W&T Offshore, Inc.	8,849	256
* CNX Gas Corp.	8,697	246
*^ Hercules Offshore, Inc.	8,507	223
* FX Energy, Inc.	28,435	216
* Harvest Natural Resources, Inc.	21,988	214
General Maritime Corp.	7,223	209
*^ Pacific Ethanol, Inc.	12,020	205
* Bronco Drilling Co., Inc.	12,180	202
* The Exploration Co. of Delaware, Inc.	17,854	194
* Vaalco Energy, Inc.	36,500	189
MarkWest Hydrocarbon, Inc.	2,998	186
* Double Eagle Petroleum Co.	9,998	180
Arlington Tankers Ltd.	7,500	179
* Abraxas Petroleum Corp.	54,710	178
*^ Willbros Group, Inc.	7,700	174
* Clayton Williams Energy, Inc.	5,911	168
* Horizon Offshore, Inc.	11,400	165
* International Coal Group, Inc.	30,983	163
* The Meridian Resource Corp.	66,640	161
*^ CanArgo Energy Corp	147,000	154
* Warren Resources Inc.	11,722	153
* Bois d'Arc Energy, Inc.	11,200	148
* Edge Petroleum Corp.	11,605	145
* Harken Energy Corp.	296,487	139
* Infinity, Inc.	40,304	137
* PHI Inc. Non-Voting	4,924	133
* GMX Resources Inc.	4,240	130
*^ Rentech, Inc.	40,400	127
* McMoRan Exploration Co.	9,136	125
* Union Drilling, Inc.	8,500	121
* Endeavor International Corp.	57,358	118
Delek US Holdings, Inc.	6,000	115
* Trico Marine Services, Inc.	2,906	108
* Gasco Energy Inc.	38,380	94
*^ Syntroleum Corp.	28,304	88
*^ SulphCo, Inc.	24,550	84
* Westmoreland Coal Co.	3,598	73
* Toreador Resources Corp.	3,900	71
* Allis-Chalmers Energy Inc.	3,400	54
* VeraSun Energy Corp.	1,763	35
*^ James River Coal Co.	4,249	32
*^ Transmeridian Exploration Inc.	10,700	31
* Superior Well Services, Inc.	1,200	27
* Metretek Technologies, Inc.	1,002	13
* Credo Pete Corp.	678	9
* Penn Octane Corp.	3,564	2

		749,352

Financials (21.5%)
Citigroup, Inc.	2,408,867	123,671
Bank of America Corp.	2,201,276	112,309
JPMorgan Chase&Co.	1,700,012	82,247
American International Group, Inc.	1,084,123	72,875
Wells Fargo&Co.	1,573,410	54,173
Wachovia Corp.	939,247	51,706
The Goldman Sachs Group, Inc.	188,020	38,851
Morgan Stanley	467,414	36,814
Merrill Lynch&Co., Inc.	410,745	33,546
U.S. Bancorp	872,929	30,526
American Express Co.	532,045	30,007
Fannie Mae	475,994	25,980
MetLife, Inc.	372,991	23,554
Prudential Financial, Inc.	234,078	21,128
Freddie Mac	339,934	20,223
Washington Mutual, Inc.	460,858	18,609
* Berkshire Hathaway Inc. Class B	4,858	17,683
The Travelers Cos., Inc.	338,546	17,527
The Allstate Corp.	291,374	17,500
Lehman Brothers Holdings, Inc.	221,038	15,488
Capital One Financial Corp.	200,551	15,134
The Bank of New York Co., Inc.	368,882	14,958
The Hartford Financial Services Group Inc.	155,570	14,869
SunTrust Banks, Inc.	165,050	13,706
Regions Financial Corp.	358,127	12,667
PNC Financial Services Group	169,726	12,215
Simon Property Group, Inc. REIT	108,599	12,082
AFLAC Inc.	242,639	11,419
BB&T Corp.	265,405	10,887
State Street Corp.	162,916	10,549
National City Corp.	282,460	10,522
Franklin Resources Corp.	87,021	10,515
The Chubb Corp.	201,969	10,436
Countrywide Financial Corp.	304,749	10,252
Charles Schwab Corp.	526,684	9,633
Fifth Third Bancorp	246,431	9,534
Lincoln National Corp.	136,162	9,230
ACE Ltd.	160,050	9,132
The Chicago Mercantile Exchange	17,088	9,099
Mellon Financial Corp.	202,063	8,717
Loews Corp.	189,131	8,592
Bear Stearns Co., Inc.	54,703	8,225
SLM Corp.	200,679	8,208
Vornado Realty Trust REIT	66,952	7,990
The Principal Financial Group, Inc.	132,359	7,924
ProLogis REIT	121,476	7,887
Genworth Financial Inc.	221,867	7,752
Progressive Corp. of Ohio	353,542	7,714
Marsh&McLennan Cos., Inc.	257,077	7,530
KeyCorp	197,058	7,384
Moody's Corp.	116,790	7,248
Equity Residential REIT	143,367	6,915
General Growth Properties Inc. REIT	106,968	6,907
Host Hotels&Resorts Inc. REIT	251,615	6,620
Boston Properties, Inc. REIT	54,518	6,400
XL Capital Ltd. Class A	88,607	6,199
Ameriprise Financial, Inc.	106,844	6,105
Public Storage, Inc. REIT	62,633	5,929
Archstone-Smith Trust REIT	107,192	5,818
T. Rowe Price Group Inc.	123,167	5,812
*^ NYSE Group Inc.	61,777	5,792
Legg Mason Inc.	61,278	5,773
Northern Trust Corp.	90,863	5,465
Kimco Realty Corp. REIT	110,326	5,377
Marshall&Ilsley Corp.	112,923	5,229
Aon Corp.	136,803	5,193
CIT Group Inc.	97,325	5,150
Avalonbay Communities, Inc. REIT	38,611	5,019
Sovereign Bancorp, Inc.	185,702	4,724
* Berkshire Hathaway Inc. Class A	43	4,687
Comerica, Inc.	77,950	4,608
Ambac Financial Group, Inc.	52,107	4,502
* E*TRADE Financial Corp.	209,770	4,451
MBIA, Inc.	66,086	4,328
Zions Bancorp	49,850	4,213
Compass Bancshares Inc.	60,644	4,172
Synovus Financial Corp.	127,662	4,129
SL Green Realty Corp. REIT	28,660	3,932
Unum Group	168,260	3,875
M&T Bank Corp.	32,769	3,796
Safeco Corp.	56,683	3,765
Hudson City Bancorp, Inc.	263,369	3,603
Health Care Properties Investors REIT	98,544	3,551
Cincinnati Financial Corp.	80,839	3,428
Plum Creek Timber Co. Inc. REIT	86,918	3,426
American Capital Strategies, Ltd.	76,604	3,394
Developers Diversified Realty Corp. REIT	53,545	3,368
* CBOT Holdings, Inc. Class A	18,161	3,296
The Macerich Co. REIT	35,365	3,266
* CB Richard Ellis Group, Inc.	93,953	3,211
Torchmark Corp.	48,095	3,155
* Realogy Corp.	105,291	3,118
Everest Re Group, Ltd.	32,097	3,087
Commerce Bancorp, Inc.	87,455	2,919
Duke Realty Corp. REIT	66,785	2,903
iStar Financial Inc. REIT	61,651	2,887
AMB Property Corp. REIT	48,523	2,853
Regency Centers Corp. REIT	33,801	2,824
Assurant, Inc.	51,522	2,763
Apartment Investment&Management Co. Class A REIT	47,427	2,736
W.R. Berkley Corp.	80,146	2,654
A.G. Edwards&Sons, Inc.	37,435	2,590
Federal Realty Investment Trust REIT	27,407	2,484
Fidelity National Financial, Inc. Class A	101,896	2,447
First Horizon National Corp.	58,326	2,422
Huntington Bancshares Inc.	110,664	2,418
MGIC Investment Corp.	40,764	2,402
New York Community Bancorp, Inc.	136,087	2,394
Old Republic International Corp.	107,290	2,373
Leucadia National Corp.	79,731	2,346
* IntercontinentalExchange Inc.	18,766	2,293
Axis Capital Holdings Ltd.	67,222	2,276
* TD Ameritrade Holding Corp.	149,901	2,231
* Markel Corp.	4,546	2,204
Radian Group, Inc.	39,633	2,175
Liberty Property Trust REIT	44,543	2,170
Popular, Inc.	130,161	2,155
Hospitality Properties Trust REIT	45,699	2,139
Forest City Enterprise Class A	32,220	2,132
^ Allied Capital Corp.	73,834	2,127
Eaton Vance Corp.	59,553	2,122
White Mountains Insurance Group Inc.	3,716	2,105
First American Corp.	40,352	2,047
Janus Capital Group Inc.	97,325	2,035
UDR, Inc. REIT	66,241	2,028
Associated Banc-Corp	60,192	2,022
Ventas, Inc. REIT	46,596	1,963
Camden Property Trust REIT	27,865	1,959
Annaly Mortgage Management Inc. REIT	125,288	1,939
PartnerRe Ltd.	28,176	1,931
SEI Investments Co.	31,866	1,919
Investors Financial Services Corp.	32,492	1,889
Jones Lang LaSalle Inc.	18,039	1,881
Nuveen Investments, Inc. Class A	38,930	1,841
^ The St. Joe Co.	34,770	1,819
Weingarten Realty Investors REIT	38,189	1,816
TD Banknorth, Inc.	56,127	1,805
The PMI Group Inc.	39,023	1,765
UnionBanCal Corp.	27,577	1,749
RenaissanceRe Holdings Ltd.	33,740	1,692
HCC Insurance Holdings, Inc.	54,686	1,684
New Plan Excel Realty Trust REIT	50,752	1,676
Colonial BancGroup, Inc.	67,637	1,674
Rayonier Inc. REIT	37,784	1,625
* Affiliated Managers Group, Inc.	14,918	1,616
Brown&Brown, Inc.	58,695	1,586
Health Care Inc. REIT	36,016	1,581
BRE Properties Inc. Class A REIT	24,926	1,574
Mack-Cali Realty Corp. REIT	33,017	1,573
Federated Investors, Inc.	42,003	1,542
TCF Financial Corp.	58,036	1,530
Taubman Co. REIT	26,335	1,527
* Arch Capital Group Ltd.	21,844	1,490
Alexandria Real Estate Equities, Inc. REIT	14,737	1,479
Thornburg Mortgage, Inc. REIT	56,426	1,467
City National Corp.	19,874	1,463
CapitalSource Inc. REIT	57,937	1,456
Brandywine Realty Trust REIT	43,417	1,451
Nationwide Financial Services, Inc.	26,748	1,441
Protective Life Corp.	32,681	1,439
Jefferies Group, Inc.	49,580	1,435
Essex Property Trust, Inc. REIT	10,951	1,418
Sky Financial Group, Inc.	52,732	1,416
Commerce Bancshares, Inc.	29,288	1,415
Realty Income Corp. REIT	49,288	1,390
Cullen/Frost Bankers, Inc.	26,543	1,389
Valley National Bancorp	54,952	1,388
* Nasdaq Stock Market Inc.	46,905	1,379
CBL&Associates Properties, Inc. REIT	30,630	1,373
Arthur J. Gallagher&Co.	48,466	1,373
Raymond James Financial, Inc.	46,049	1,370
Erie Indemnity Co. Class A	25,594	1,351
Wilmington Trust Corp.	31,917	1,346
Webster Financial Corp.	27,672	1,329
Nationwide Health Properties, Inc. REIT	41,810	1,307
Bank of Hawaii Corp.	24,521	1,300
* AmeriCredit Corp.	56,849	1,300
StanCorp Financial Group, Inc.	26,317	1,294
* Conseco, Inc.	74,695	1,292
* Philadelphia Consolidated Holding Corp.	29,364	1,292
HRPT Properties Trust REIT	104,067	1,280
Fulton Financial Corp.	86,388	1,255
People's Bank	27,862	1,237
Kilroy Realty Corp. REIT	16,115	1,188
Astoria Financial Corp.	43,965	1,169
The Hanover Insurance Group Inc.	25,063	1,156
^ IndyMac Bancorp, Inc.	34,668	1,111
Unitrin, Inc.	23,261	1,095
American Financial Group, Inc.	31,984	1,089
KKR Financial Corp. REIT	39,550	1,085
The First Marblehead Corp.	23,647	1,062
Apollo Investment Corp.	49,138	1,052
First Industrial Realty Trust REIT	22,224	1,007
Washington Federal Inc.	42,737	1,003
Endurance Specialty Holdings Ltd.	28,028	1,002
Colonial Properties Trust REIT	21,788	995
East West Bancorp, Inc.	27,009	993
Senior Housing Properties Trust REIT	41,381	989
* Alleghany Corp.	2,647	989
Post Properties, Inc. REIT	21,399	979
Crescent Real Estate, Inc. REIT	48,568	974
Waddell&Reed Financial, Inc.	41,762	974
Aspen Insurance Holdings Ltd.	37,130	973
Digital Realty Trust, Inc. REIT	23,992	957
Platinum Underwriters Holdings, Ltd.	29,317	941
Whitney Holdings Corp.	30,743	940
Highwood Properties, Inc. REIT	23,723	937
Corporate Office Properties Trust, Inc. REIT	20,302	927
LaSalle Hotel Properties REIT	19,877	921
Montpelier Re Holdings Ltd.	52,599	912
First Midwest Bancorp, Inc.	24,809	912
UCBH Holdings, Inc.	48,809	909
Ohio Casualty Corp.	29,966	897
The South Financial Group, Inc.	36,230	896
Healthcare Realty Trust Inc. REIT	23,846	889
International Securities Exchange, Inc.	18,101	883
Potlatch Corp. REIT	19,125	876
Reinsurance Group of America, Inc.	15,134	874
BancorpSouth, Inc.	35,472	867
Home Properties, Inc. REIT	16,358	864
BioMed Realty Trust, Inc. REIT	32,716	860
Delphi Financial Group, Inc.	21,372	860
Transatlantic Holdings, Inc.	13,132	855
Strategic Hotels and Resorts, Inc. REIT	37,237	852
* Investment Technology Group, Inc.	21,575	846
Citizens Banking Corp.	37,799	838
Washington REIT	22,331	836
FirstMerit Corp.	39,438	833
NewAlliance Bancshares, Inc.	50,975	826
DiamondRock Hospitality Co. REIT	43,190	821
* SVB Financial Group	16,885	820
National Financial Partners Corp.	17,443	818
Entertainment Properties Trust REIT	13,456	811
Hilb, Rogal and Hamilton Co.	16,383	804
Spirit Finance Corp. REIT	52,815	787
Pennsylvania REIT	17,735	786
Zenith National Insurance Corp.	16,621	786
Sunstone Hotel Investors, Inc. REIT	28,812	785
Cathay General Bancorp	22,982	781
* Knight Capital Group, Inc. Class A	49,090	778
Commerce Group, Inc.	25,547	767
FelCor Lodging Trust, Inc. REIT	29,547	767
National Retail Properties REIT	31,332	758
* ProAssurance Corp.	14,816	758
Longview Fibre Co. REIT	30,454	750
Sterling Financial Corp.	24,010	749
First Republic Bank	13,925	748
IPC Holdings Ltd.	25,826	745
First Community Bancorp	13,174	745
First Niagara Financial Group, Inc.	53,165	740
The Phoenix Cos., Inc.	53,149	738
Westamerica Bancorporation	15,280	736
Umpqua Holdings Corp.	27,363	733
Mercury General Corp.	13,609	722
Selective Insurance Group	28,209	718
Pacific Capital Bancorp	22,340	718
Lexington Realty Trust REIT	33,949	717
PS Business Parks, Inc. REIT	9,970	703
Provident Bankshares Corp.	21,144	695
Assured Guaranty Ltd.	25,027	684
Greater Bay Bancorp	25,317	681
UMB Financial Corp.	17,937	677
Maguire Properties, Inc. REIT	18,998	676
Newcastle Investment Corp. REIT	24,265	673
Downey Financial Corp.	10,280	663
Trustmark Corp.	23,550	660
American Financial Realty Trust REIT	65,390	659
International Bancshares Corp.	22,151	657
Chittenden Corp.	21,681	655
R.L.I. Corp.	11,905	654
Redwood Trust, Inc. REIT	12,516	653
Central Pacific Financial Co.	17,856	653
Mid-America Apartment Communities, Inc. REIT	11,593	652
* Argonaut Group, Inc.	20,122	651
Equity One, Inc. REIT	24,472	649
First BanCorp Puerto Rico	48,468	643
^ American Home Mortgage Investment Corp. REIT	23,689	639
Tanger Factory Outlet Centers, Inc. REIT	15,817	639
Cousins Properties, Inc. REIT	19,130	629
Alabama National BanCorporation	8,796	623
F.N.B. Corp.	36,882	621
Boston Private Financial Holdings, Inc.	22,113	617
EastGroup Properties, Inc. REIT	11,947	610
Prosperity Bancshares, Inc.	17,532	609
United Bankshares, Inc.	17,351	608
LandAmerica Financial Group, Inc.	8,209	607
RAIT Financial Trust REIT	21,685	606
Cash America International Inc.	14,573	597
Franklin Street Properties Corp. REIT	31,117	597
* First Federal Financial Corp.	10,473	595
* Piper Jaffray Cos., Inc.	9,539	591
* Signature Bank	17,987	585
MCG Capital Corp.	30,887	579
Equity Lifestyle Properties, Inc. REIT	10,725	579
Horace Mann Educators Corp.	28,088	577
MAF Bancorp, Inc.	13,951	577
BOK Financial Corp.	11,538	571
Frontier Financial Corp.	22,515	562
Extra Space Storage Inc. REIT	28,701	544
Inland Real Estate Corp. REIT	29,524	541
Brookline Bancorp, Inc.	42,625	540
Mid-State Bancshares	14,635	537
National Penn Bancshares Inc.	28,346	536
Ares Capital Corp.	29,458	535
First Commonwealth Financial Corp.	45,350	533
CVB Financial Corp.	44,372	528
* GFI Group Inc.	7,754	527
Glacier Bancorp, Inc.	21,889	526
MB Financial, Inc.	14,535	523
Wintrust Financial Corp.	11,687	521
Sterling Bancshares, Inc.	46,629	521
NBT Bancorp, Inc.	22,189	520
Amcore Financial, Inc.	16,330	518
Sovran Self Storage, Inc. REIT	9,281	514
S&T Bancorp, Inc.	15,562	514
Hanmi Financial Corp.	26,768	510
Ashford Hospitality Trust REIT	42,535	508
Anthracite Capital Inc. REIT	42,078	505
PrivateBancorp, Inc.	13,793	504
Hancock Holding Co.	11,403	502
First Charter Corp.	23,133	497
First Financial Bankshares, Inc.	11,805	494
Highland Hospitality Corp. REIT	27,584	491
First Citizens BancShares Class A	2,426	488
BankUnited Financial Corp.	22,915	486
Acadia Realty Trust REIT	18,631	486
City Holding Co.	11,988	485
Susquehanna Bancshares, Inc.	20,794	482
Chemical Financial Corp.	16,178	482
Bank Mutual Corp.	42,119	479
American Equity Investment Life Holding Co.	36,287	476
Advance America, Cash Advance Centers, Inc.	30,888	475
American Campus Communities, Inc. REIT	15,560	471
Park National Corp.	4,840	457
Provident New York Bancorp, Inc.	32,241	456
Old National Bancorp	25,043	455
Saul Centers, Inc. REIT	7,979	454
Equity Inns, Inc. REIT	27,469	450
Community Bank System, Inc.	21,488	450
Cedar Shopping Centers, Inc. REIT	27,520	446
Stewart Information Services Corp.	10,356	433
Cascade Bancorp	16,529	429
Provident Financial Services Inc.	24,568	429
Community Banks, Inc.	17,838	426
Infinity Property&Casualty Corp.	9,068	425
Columbia Banking System, Inc.	12,574	424
Calamos Asset Management, Inc.	18,826	420
Anchor Bancorp Wisconsin Inc.	14,707	417
Kite Realty Group Trust REIT	20,750	414
United Community Banks, Inc.	12,505	410
* Ocwen Financial Corp.	31,794	409
Anworth Mortgage Asset Corp. REIT	41,125	402
Friedman, Billings, Ramsey Group, Inc. REIT	72,785	402
Community Trust Bancorp Inc.	11,026	399
* United America Indemnity, Ltd.	17,200	399
Odyssey Re Holdings Corp.	10,078	396
BankAtlantic Bancorp, Inc. Class A	36,144	396
First Financial Bancorp	26,047	394
Capitol Bancorp Ltd.	10,616	391
FBL Financial Group, Inc. Class A	9,906	388
Arbor Realty Trust, Inc. REIT	12,692	386
Glimcher Realty Trust REIT	14,292	386
* Centennial Bank Holdings Inc.	44,461	385
First State Bancorporation	17,054	385
* World Acceptance Corp.	9,621	384
Omega Healthcare Investors, Inc. REIT	22,295	382
* American Physicians Capital, Inc.	9,533	382
* Investors Bancorp, Inc.	26,173	378
Municipal Mortgage&Equity, L.L.C	13,225	377
Banner Corp.	9,016	375
Alesco Financial, Inc. REIT	42,546	371
^ Corus Bankshares Inc.	21,682	370
* EZCORP, Inc.	24,953	368
Capital City Bank Group, Inc.	10,951	365
U-Store-It Trust REIT	17,822	359
^ ASTA Funding, Inc.	8,255	356
SWS Group, Inc.	14,202	352
* Navigators Group, Inc.	6,995	351
* Western Alliance Bancorp	11,263	350
Max Re Capital Ltd.	13,691	349
Capital Trust Class A REIT	7,639	348
First Merchants Corp.	14,441	343
Bristol West Holdings, Inc.	15,248	338
* LaBranche&Co. Inc.	41,093	335
CoBiz Inc.	16,691	332
BankFinancial Corp.	20,113	327
BancFirst Corp.	6,879	319
optionsXpress Holdings Inc.	13,445	316
Harleysville Group, Inc.	9,715	316
* Nexcen Brands, Inc.	31,770	315
Irwin Financial Corp.	16,870	314
Agree Realty Corp. REIT	9,061	309
Direct General Corp.	14,496	308
PFF Bancorp, Inc.	10,158	308
Consolidated-Tomoka Land Co.	4,067	307
First Indiana Corp.	14,018	306
National Health Investors REIT	9,608	301
Westbanco Inc.	9,739	301
Presidential Life Corp.	15,093	298
Northwest Bancorp, Inc.	10,816	293
Ameris Bancorp	11,934	292
Capitol Federal Financial	7,698	291
* First Cash Financial Services, Inc.	13,000	290
Greenhill&Co., Inc.	4,654	286
TrustCo Bank NY	29,758	285
Safety Insurance Group, Inc.	7,094	285
* Stifel Financial Corp.	6,393	283
* Affordable Residential Communities	23,035	279
Resource America, Inc.	11,809	279
^ Capstead Mortgage Corp. REIT	27,746	277
Cohen&Steers, Inc.	6,400	276
Parkway Properties Inc. REIT	5,210	272
Berkshire Hills Bancorp, Inc.	8,030	270
AmericanWest Bancorporation	12,521	270
* Community Bancorp	8,770	270
Capital Southwest Corp.	1,747	268
LTC Properties, Inc. REIT	10,270	266
City Bank Lynnwood (WA)	8,275	266
First Busey Corp.	12,394	266
Coastal Financial Corp.	16,869	264
NorthStar Realty Finance Corp. REIT	17,140	261
* Asset Acceptance Capital Corp.	16,589	257
Enstar Group Ltd.	2,600	256
Gamco Investors Inc. Class A	5,908	256
First Community Bancshares, Inc.	6,535	255
Dime Community Bancshares	19,124	253
Flagstar Bancorp, Inc.	21,109	252
Associated Estates Realty Corp. REIT	17,887	252
* Move, Inc.	45,412	252
* Dollar Financial Corp.	9,900	250
W Holding Co., Inc.	50,053	250
* Triad Guaranty, Inc.	5,954	247
*^ Ladenburg Thalmann Financial Services, Inc.	92,095	246
* PICO Holdings, Inc.	5,746	245
* Universal American Financial Corp.	12,634	245
*^ CompuCredit Corp.	7,801	244
Financial Federal Corp.	9,158	241
* USI Holdings Corp.	14,200	239
Nelnet, Inc.	9,846	236
EMC Insurance Group, Inc.	9,139	236
^ Fremont General Corp.	33,978	235
Harleysville National Corp.	13,211	235
* Tejon Ranch Co.	4,965	235
Education Realty Trust, Inc. REIT	15,805	234
Placer Sierra Bancshares	8,632	234
* Citizens, Inc.	31,896	233
First Potomac REIT	8,156	233
American Land Lease, Inc. REIT	9,279	232
Advanta Corp. Class B	5,200	228
MFA Mortgage Investments, Inc. REIT	29,540	227
21st Century Insurance Group	10,673	226
Baldwin&Lyons, Inc. Class B	8,868	226
Midland Co.	5,320	226
Student Loan Corp.	1,209	225
* First Regional Bancorp	7,514	223
Arrow Financial Corp.	9,941	223
Innkeepers USA Trust REIT	13,628	222
Alfa Corp.	11,850	219
GMH Communities Trust REIT	21,901	219
CFS Bancorp, Inc.	14,582	219
* FPIC Insurance Group, Inc.	4,846	216
State Auto Financial Corp.	6,702	215
* Tradestation Group Inc.	17,055	215
Center Financial Corp.	10,849	214
Citizens 1st Bancorp, Inc.	9,408	214
Winston Hotels, Inc. REIT	14,068	211
Capital Lease Funding, Inc. REIT	19,720	211
BancTrust Financial Group, Inc.	9,976	211
Abington Community Bankcorp, Inc.	10,590	210
^ Gladstone Capital Corp.	8,837	209
BRT Realty Trust REIT	6,900	208
Fieldstone Investment Corp. REIT	67,499	207
United Fire&Casualty Co.	5,876	206
* Portfolio Recovery Associates, Inc.	4,595	205
Federal Agricultural Mortgage Corp. Class C	7,537	205
^ Center Bancorp, Inc.	12,934	202
Independent Bank Corp. (MA)	6,064	200
* Franklin Bank Corp.	11,024	197
Tower Group, Inc.	6,057	195
Clifton Savings Bancorp, Inc.	16,190	193
Medical Properties Trust Inc. REIT	13,112	193
HomeBanc Corp. REIT	54,288	189
Capital Corp. of the West	7,079	188
National Western Life Insurance Co. Class A	754	185
First Defiance Financial Corp.	6,396	184
* Pinnacle Financial Partners, Inc.	6,004	183
* Ameriserv Financial Inc.	38,358	183
^ U.S. Global Investors, Inc. Class A	7,080	182
* United Capital Corp.	5,246	179
Bank of Granite Corp.	9,915	178
Bryn Mawr Bank Corp.	7,563	175
Sun Communities, Inc. REIT	5,644	175
Deerfield Triarc Capital Corp. REIT	11,678	175
Ames National Corp.	8,220	175
WSFS Financial Corp.	2,698	174
Ramco-Gershenson Properties Trust REIT	4,805	172
NYMAGIC, Inc.	4,197	171
* Pennsylvania Commerce Bancorp, Inc.	5,972	170
First Financial Holdings, Inc.	4,844	168
Partners Trust Financial Group, Inc.	14,568	167
ProCentury Corp.	7,085	164
Getty Realty Holding Corp. REIT	5,696	164
Independent Bank Corp. (MI)	8,021	163
Government Properties Trust, Inc. REIT	15,258	163
Cardinal Financial Corp.	16,306	163
North Valley Bancorp	6,436	162
* American Independence Corp.	15,379	161
IBERIABANK Corp.	2,877	160
Universal Health Realty Income REIT	4,471	160
Bancorp Rhode Island Inc.	3,655	157
Columbia Bancorp (OR)	6,449	155
Capital Bank Corp.	8,971	155
Gramercy Capital Corp. REIT	5,005	154
West Coast Bancorp	4,749	152
Commercial Bankshares, Inc.	3,097	151
American Mortgage Acceptance Co. REIT	16,900	151
KNBT Bancorp Inc.	10,237	151
Atlantic Coast Federal Corp.	7,736	148
First Source Corp.	5,621	147
Luminent Mortgage Capital, Inc. REIT	16,421	147
Donegal Group Inc. Class A	8,629	147
Crawford&Co. Class B	25,031	145
* Doral Financial Corp.	87,822	144
Eastern Virginia Bankshares, Inc.	6,287	143
^ Sierra Bancorp	5,067	142
* United PanAm Financial Corp.	11,141	139
JER Investors Trust Inc. REIT	7,293	139
*^ Accredited Home Lenders Holding Co.	14,922	138
Sterling Financial Corp. (PA)	6,186	137
Leesport Financial Corp.	6,106	132
* CNA Surety Corp.	6,246	132
ITLA Capital Corp.	2,508	130
Sandy Spring Bancorp, Inc.	3,753	130
Sanders Morris Harris Group Inc.	12,194	130
TierOne Corp.	4,800	130
Lakeland Bancorp, Inc.	9,472	128
Investors Real Estate Trust REIT	12,023	127
Urstadt Biddle Properties Class A REIT	6,498	127
First of Long Island Corp.	2,833	126
First Bancorp (NC)	5,820	124
Mercantile Bank Corp.	3,820	124
Simmons First National Corp.	4,109	124
American National Bankshares Inc.	5,367	123
Midwest Banc Holdings, Inc.	6,867	122
Renasant Corp.	4,799	118
^ Impac Mortgage Holdings, Inc. REIT	23,438	117
Comm Bancorp, Inc.	2,339	116
Nara Bancorp, Inc.	6,629	116
Suffolk Bancorp	3,576	115
Old Second Bancorp, Inc.	4,202	115
First Place Financial Corp.	5,347	115
Ameriana Bancorp	10,043	114
Preferred Bank, Los Angeles	2,850	112
Integra Bank Corp.	4,988	111
Century Bancorp, Inc. Class A	4,100	110
Southwest Bancorp, Inc.	4,254	109
^ W.P. Stewart&Co., Ltd.	10,600	107
* Wellsford Real Properties Inc.	13,650	107
Camden National Corp.	2,387	104
Heartland Financial USA, Inc.	3,860	103
Advanta Corp. Class A	2,570	103
Camco Financial Corp.	7,988	103
* PMA Capital Corp. Class A	10,832	102
Oriental Financial Group Inc.	8,585	101
Seacoast Banking Corp. of Florida	4,404	100
Medallion Financial Corp.	8,675	99
* First Mariner Bancorp, Inc.	6,444	98
Republic Bancorp, Inc. Class A	4,328	98
U.S.B. Holding Co., Inc.	4,288	97
First Financial Corp. (IN)	3,130	97
S.Y. Bancorp, Inc.	3,884	97
* Quanta Capital Holdings Ltd.	45,881	96
Yardville National Bancorp	2,634	96
* Great Lakes Bancorp, Inc.	7,961	96
Washington Trust Bancorp, Inc.	3,553	95
Union Bankshares Corp.	3,639	94
* Consumer Portfolio Services, Inc.	15,111	93
Omega Financial Corp.	3,251	93
Merchants Bancshares, Inc.	4,026	92
* Wauwatosa Holdings, Inc.	5,200	91
Heritage Commerce Corp.	3,540	90
Flushing Financial Corp.	5,552	90
* Encore Capital Group, Inc.	8,900	88
Brooke Corp.	7,326	88
* PXRE Group Ltd.	18,226	87
OceanFirst Financial Corp.	5,012	87
Mission West Properties Inc. REIT	5,967	86
Great Southern Bancorp, Inc.	2,930	86
* Penson Worldwide, Inc.	2,820	85
Sterling Bancorp	4,685	85
Winthrop Realty Trust Inc. REIT	12,738	84
German American Bancorp	6,316	84
LSB Corp.	4,999	82
Bank of the Ozarks, Inc.	2,856	82
Horizon Financial Corp.	3,680	81
United Community Financial Corp.	7,340	81
Peoples Bancorp, Inc.	3,062	81
^ First South Bancorp, Inc.	2,629	81
Macatawa Bank Corp.	4,338	80
Hersha Hospitality Trust REIT	6,745	79
* Amerisafe Inc.	4,200	79
PremierWest Bancorp	5,854	79
Team Financial, Inc.	5,158	78
* Texas Capital Bancshares, Inc.	3,757	77
* First Acceptance Corp.	7,273	76
Colony Bankcorp, Inc.	3,681	76
* Sun Bancorp, Inc. (NJ)	4,037	75
* Virginia Commerce Bancorp, Inc.	3,460	75
TriCo Bancshares	3,142	74
* The Bancorp Inc.	2,757	72
Univest Corp. of Pennsylvania	2,888	72
MVC Capital, Inc.	4,460	70
James River Group Inc.	2,225	70
* Rewards Network Inc.	13,075	69
Scottish Re Group Ltd.	16,820	68
* MarketAxess Holdings, Inc.	3,980	67
Kearny Financial Corp.	4,600	66
* BFC Financial Corp.	14,836	65
Tompkins Trustco, Inc.	1,547	65
Wilshire Bancorp Inc.	3,876	64
Farmers Capital Bank Corp.	2,161	63
Financial Institutions, Inc.	3,147	63
Provident Financial Holdings, Inc.	2,290	63
Shore Bancshares, Inc.	2,379	63
* Ampal-American Israel Corp.	14,248	63
Southside Bancshares, Inc.	2,705	62
Smithtown Bancorp, Inc.	2,362	61
Willow Grove Bancorp, Inc.	4,746	61
Alliance Bancorp, Inc. of Pennsylvania	6,651	61
^ Novastar Financial, Inc. REIT	11,777	59
FNB Financial Services Corp.	3,784	58
HMN Financial, Inc.	1,711	58
* Stratus Properties Inc.	1,599	54
Pennfed Financial Services, Inc.	2,468	53
First M&F Corp.	2,867	53
FNB Corp. (VA)	1,471	53
LSB Bancshares, Inc.	3,577	52
* Superior Bancorp	4,846	52
Vineyard National Bancorp Co.	2,133	49
Citizens South Banking Corp.	3,809	48
Security Bank Corp.	2,341	47
* Pacific Mercantile Bancorp	3,238	46
West Bancorporation	3,045	46
Charter Financial Corp.	918	44
Royal Bancshares of Pennsylvania, Inc.	1,768	42
Compass Diversified Trust	2,500	42
* First Keystone Financial, Inc.	2,063	41
Heritage Financial Corp.	1,610	40
Monmouth Real Estate Investment Corp. REIT	4,656	40
Opteum Inc. REIT	8,900	40
Massbank Corp.	1,216	40
* Marlin Business Services Inc.	1,795	39
Greater Community Bancorp	2,238	39
Peapack Gladstone Financial Corp.	1,263	38
First Federal Bancshares of Arkansas, Inc.	1,606	38
Oak Hill Financial, Inc.	1,529	38
Westfield Financial, Inc.	3,461	37
ESB Financial Corp.	3,408	37
Citizens&Northern Corp.	1,786	37
First United Corp.	1,615	36
NetBank, Inc.	15,714	35
BCSB Bankcorp, Inc.	2,171	33
Meta Financial Group, Inc.	1,049	33
Investors Title Co.	648	33
FNB Corp. (NC)	1,696	28
Rome Bancorp, Inc.	2,312	28
* SCPIE Holdings Inc.	1,198	27
Pulaski Financial Corp.	1,691	26
UMH Properties, Inc. REIT	1,670	25
Enterprise Financial Services Corp.	800	22
National Health Realty Inc. REIT	934	22
Codorus Valley Bancorp, Inc.	1,075	20
Federal Agricultural Mortgage Corp. Class A	1,021	20
Wainwright Bank&Trust Co.	1,537	20
Rainier Pacific Financial Group Inc.	975	19
TF Financial Corp.	616	19
Resource Capital Corp. REIT	1,000	16
HopFed Bancorp, Inc.	1,005	16
Firstbank Corp.	705	15
American National Insurance Co.	112	14
Unity Bancorp, Inc.	1,189	14
Habersham Bancorp	610	14
* AMV Liquidating Trust	34,500	14
Westwood Holdings Group, Inc.	560	13
Home Federal Bancorp	438	13
Northern States Financial Corp.	599	13
Timberland Bancorp, Inc.	353	12
One Liberty Properties, Inc. REIT	534	12
Lakeland Financial Corp.	535	12
First Financial Service Corp.	399	11
* Grubb&Ellis Co.	894	11
* Republic First Bancorp, Inc.	803	10
Greene County Bancshares	300	10
* Seabright Insurance Holdings, Inc.	544	10
MutualFirst Financial Inc.	500	10
Wayne Savings Bancshares, Inc.	673	9
Parkvale Financial Corp.	316	9
Mainsource Financial Group, Inc.	531	9
PMC Commercial Trust REIT	600	9
Jefferson Bancshares, Inc.	600	8
Northrim Bancorp Inc.	244	7
* Clayton Holdings, Inc.	440	7
National Interstate Corp.	260	7
* International Assets Holding Corp.	237	7
State Bancorp, Inc.	330	7
HF Financial Corp.	347	6
* Penn Treaty American Corp.	973	6
TIB Financial Corp.	376	6
Harrington West Financial Group, Inc.	351	6
21ST Century Holding Co.	282	5
Peoples Financial Corp.	166	4
* Specialty Underwriters' Alliance, Inc.	500	4
* National Atlantic Holdings Corp	290	4
MetroCorp Bancshares, Inc.	159	3
Princeton National Bancorp, Inc.	100	3
Kansas City Life Insurance Co.	24	1
Brooklyn Federal Bancorp	44	1
* Horizon Group Properties, Inc. REIT	64	0
* Vesta Insurance Group, Inc.	11,252	0

		1,690,383

Health Care (11.8%)
Pfizer Inc.	3,533,783	89,263
Johnson&Johnson	1,420,949	85,626
Merck&Co., Inc.	1,065,098	47,045
Abbott Laboratories	753,074	42,022
UnitedHealth Group Inc.	660,853	35,005
Wyeth	660,774	33,059
* Amgen, Inc.	572,286	31,979
Medtronic, Inc.	564,825	27,710
Eli Lilly&Co.	499,687	26,838
Bristol-Myers Squibb Co.	964,884	26,785
* WellPoint Inc.	304,228	24,673
* Genentech, Inc.	232,755	19,114
Schering-Plough Corp.	727,360	18,555
* Gilead Sciences, Inc.	225,622	17,260
Baxter International, Inc.	321,085	16,912
Cardinal Health, Inc.	198,703	14,495
Aetna Inc.	256,124	11,216
* Medco Health Solutions, Inc.	143,994	10,444
* Zimmer Holdings, Inc.	117,080	10,000
* Celgene Corp.	182,779	9,589
* Thermo Fisher Scientific, Inc.	200,287	9,363
Stryker Corp.	139,862	9,276
Becton, Dickinson&Co.	120,055	9,231
* Boston Scientific Corp.	616,070	8,958
Allergan, Inc.	74,337	8,238
McKesson Corp.	138,097	8,084
* Forest Laboratories, Inc.	155,433	7,995
* Genzyme Corp.	129,004	7,743
* Biogen Idec Inc.	165,477	7,344
CIGNA Corp.	50,362	7,185
* St. Jude Medical, Inc.	173,446	6,523
AmerisourceBergen Corp.	98,890	5,216
Biomet, Inc.	114,201	4,852
* Humana Inc.	81,561	4,732
* Express Scripts Inc.	56,563	4,566
* Laboratory Corp. of America Holdings	61,631	4,476
* Coventry Health Care Inc.	78,127	4,379
* MedImmune Inc.	117,398	4,272
Quest Diagnostics, Inc.	81,426	4,061
C.R. Bard, Inc.	50,661	4,028
* Health Net Inc.	57,193	3,078
* Varian Medical Systems, Inc.	63,933	3,049
* Hospira, Inc.	72,934	2,983
* Waters Corp.	49,875	2,893
IMS Health, Inc.	97,454	2,890
* DaVita, Inc.	51,041	2,722
Applera Corp.-Applied Biosystems Group	89,928	2,659
Mylan Laboratories, Inc.	120,115	2,539
* Sepracor Inc.	53,846	2,511
* Henry Schein, Inc.	43,483	2,399
* Amylin Pharmaceuticals, Inc.	64,149	2,397
Omnicare, Inc.	59,756	2,376
* King Pharmaceuticals, Inc.	119,454	2,350
DENTSPLY International Inc.	70,901	2,322
* Barr Pharmaceuticals Inc.	49,618	2,300
* Triad Hospitals, Inc.	43,125	2,253
* Cephalon, Inc.	30,009	2,137
* Intuitive Surgical, Inc.	17,295	2,103
Manor Care, Inc.	36,317	1,974
* Patterson Cos	55,288	1,962
Beckman Coulter, Inc.	30,594	1,955
* Millipore Corp.	26,226	1,901
* Cytyc Corp.	55,552	1,900
* ResMed Inc.	37,359	1,882
* Covance, Inc.	31,412	1,864
* Endo Pharmaceuticals Holdings, Inc.	62,470	1,837
* Millennium Pharmaceuticals, Inc.	155,402	1,765
Pharmaceutical Product Development, Inc.	51,916	1,749
* Vertex Pharmaceuticals, Inc.	61,917	1,736
Dade Behring Holdings Inc.	38,382	1,683
* Lincare Holdings, Inc.	45,574	1,670
* Cerner Corp.	30,610	1,667
* Community Health Systems, Inc.	46,845	1,651
Hillenbrand Industries, Inc.	27,229	1,617
* Charles River Laboratories, Inc.	32,752	1,515
* Respironics, Inc.	36,062	1,514
* Invitrogen Corp.	23,731	1,510
* VCA Antech, Inc.	41,203	1,496
* Tenet Healthcare Corp.	232,132	1,493
PerkinElmer, Inc.	60,759	1,472
* Edwards Lifesciences Corp.	28,519	1,446
Universal Health Services Class B	24,898	1,426
* WellCare Health Plans Inc.	16,089	1,372
* Pediatrix Medical Group, Inc.	23,926	1,365
* ImClone Systems, Inc.	33,392	1,361
* IDEXX Laboratories Corp.	15,451	1,354
* Hologic, Inc.	23,450	1,352
Bausch&Lomb, Inc.	26,369	1,349
Health Management Associates Class A	118,663	1,290
* Watson Pharmaceuticals, Inc.	48,156	1,273
* Kinetic Concepts, Inc.	24,183	1,225
* Gen-Probe Inc.	25,636	1,207
* PDL BioPharma Inc.	53,969	1,171
* Emdeon Corp.	77,078	1,166
* Advanced Medical Optics, Inc.	29,199	1,086
* Techne Corp.	18,482	1,055
* Sierra Health Services, Inc.	25,344	1,043
* Psychiatric Solutions, Inc.	25,266	1,018
Cooper Cos., Inc.	20,890	1,016
* Affymetrix, Inc.	33,445	1,006
* Kyphon Inc.	22,093	997
* Immucor Inc.	33,312	980
* LifePoint Hospitals, Inc.	25,476	974
* OSI Pharmaceuticals, Inc.	28,637	945
* Varian, Inc.	15,220	887
* MGI Pharma, Inc.	39,305	883
* Sunrise Senior Living, Inc.	22,159	876
* Inverness Medical Innovations, Inc.	20,000	876
Mentor Corp.	18,866	868
* Illumina, Inc.	29,278	858
STERIS Corp.	31,822	845
Medicis Pharmaceutical Corp.	27,171	837
Brookdale Senior Living Inc.	18,273	816
Valeant Pharmaceuticals International	45,820	792
* Magellan Health Services, Inc.	18,803	790
* AMERIGROUP Corp.	25,817	785
* BioMarin Pharmaceutical Inc.	45,269	781
* Cubist Pharmaceuticals, Inc.	34,798	768
* Healthways, Inc.	16,338	764
* Alkermes, Inc.	49,409	763
* Medarex, Inc.	58,215	753
* American Medical Systems Holdings, Inc.	35,199	745
* Myriad Genetics, Inc.	21,595	744
West Pharmaceutical Services, Inc.	15,978	742
Owens&Minor, Inc. Holding Co.	20,145	740
* Alexion Pharmaceuticals, Inc.	16,752	724
* PSS World Medical, Inc.	33,696	712
* Applera Corp.-Celera Genomics Group	48,989	696
* Ventana Medical Systems, Inc.	16,561	694
Perrigo Co.	39,112	691
* Apria Healthcare Group Inc.	21,328	688
* United Surgical Partners International, Inc.	22,010	678
* Dionex Corp.	9,655	658
* Allscripts Healthcare Solutions, Inc.	24,464	656
Chemed Corp.	13,210	647
Alpharma, Inc. Class A	26,782	645
* Biosite Inc.	7,670	644
* Bio-Rad Laboratories, Inc. Class A	9,143	639
* Haemonetics Corp.	13,493	631
* Human Genome Sciences, Inc.	59,387	631
* ArthroCare Corp.	17,432	628
* Genesis Healthcare Corp.	9,889	624
* Nektar Therapeutics	46,303	605
* Theravance, Inc.	20,334	600
* The Medicines Co.	23,660	593
* United Therapeutics Corp.	10,982	591
* Regeneron Pharmaceuticals, Inc.	26,853	581
* DJ Orthopedics Inc.	15,113	573
* Align Technology, Inc.	35,897	569
* Centene Corp.	26,369	553
* K-V Pharmaceutical Co. Class A	21,948	543
* AMN Healthcare Services, Inc.	23,814	539
* Kindred Healthcare, Inc.	15,973	524
* Amedisys Inc.	16,063	521
* AmSurg Corp.	21,131	517
* Onyx Pharmaceuticals, Inc.	20,309	504
* CONMED Corp.	17,158	502
*^ Acadia Pharmaceuticals Inc.	32,760	492
* Pharmion Corp.	18,458	485
* Viasys Healthcare Inc.	14,231	484
* Digene Corp.	11,339	481
* Par Pharmaceutical Cos. Inc.	18,947	476
* inVentiv Health, Inc.	12,425	476
* Isis Pharmaceuticals, Inc.	51,272	475
Analogic Corp.	7,410	466
* Conceptus, Inc.	22,414	448
* Martek Biosciences Corp.	21,399	441
* Dendrite International, Inc.	27,920	437
* Adams Respiratory Therapeutics, Inc.	12,908	434
*^ Dendreon Corp.	33,543	434
* Eclipsys Corp.	22,400	432
* Arena Pharmaceuticals, Inc.	39,104	425
* Greatbatch, Inc.	16,598	423
* Advanced Magnetics, Inc.	6,833	412
PolyMedica Corp.	9,625	407
* Abaxis, Inc.	16,681	407
* ViroPharma Inc.	28,162	404
* InterMune Inc.	16,364	404
^ LCA-Vision Inc.	9,787	403
Arrow International, Inc.	12,416	399
Datascope Corp.	10,752	389
* Ligand Pharmaceuticals Inc. Class B	37,800	381
Cambrex Corp.	15,266	376
* Adolor Corp.	42,685	373
* Alnylam Pharmaceuticals Inc.	20,240	364
* HealthExtras, Inc.	12,654	364
* Zymogenetics, Inc.	23,273	362
* Sciele Pharma, Inc.	15,244	361
* Thoratec Corp.	17,050	356
* HMS Holdings Corp.	16,270	356
* Palomar Medical Technologies, Inc.	8,912	356
*^ CV Therapeutics, Inc.	45,096	355
* New River Pharmaceuticals Inc.	5,560	354
* Array BioPharma Inc.	27,748	352
* Gentiva Health Services, Inc.	16,996	343
* Cyberonics, Inc.	18,112	340
* Noven Pharmaceuticals, Inc.	14,257	331
* Natus Medical Inc.	18,605	331
* PAREXEL International Corp.	9,152	329
* Exelixis, Inc.	32,918	327
* Healthspring, Inc.	13,700	323
* ABIOMED, Inc.	22,677	310
*^ ev3 Inc.	15,696	309
* ARIAD Pharmaceuticals, Inc.	68,336	307
* Candela Corp.	26,832	306
* American Dental Partners, Inc.	14,009	304
* Foxhollow Technologies Inc.	14,510	303
* Cepheid, Inc.	25,392	302
* SurModics, Inc.	8,331	300
* Tanox, Inc.	15,477	290
* Alliance Imaging, Inc.	33,182	290
* Geron Corp.	41,112	288
* ArQule, Inc.	38,073	284
* Bradley Pharmaceuticals, Inc.	14,493	278
* Angiodynamics Inc.	16,458	278
* IntraLase Corp.	11,100	277
* Bioveris Corp.	20,636	274
* CorVel Corp.	9,001	272
* Cross Country Healthcare, Inc.	14,933	272
* Cutera, Inc.	7,500	271
* Aspect Medical Systems, Inc.	17,398	271
* Integra LifeSciences Holdings	5,928	270
* Air Methods Corp.	11,220	270
* The TriZetto Group, Inc.	13,425	269
Sirona Dental Systems Inc.	7,788	268
* Bruker BioSciences Corp.	25,228	265
* LifeCell Corp.	10,607	265
*^ BioLase Technology, Inc.	27,088	264
* CryoLife Inc.	30,942	260
* America Service Group Inc.	15,255	254
* Progenics Pharmaceuticals, Inc.	10,677	253
* Nuvasive, Inc.	10,421	247
* Bio-Reference Laboratories, Inc.	9,728	247
* Acorda Therapeutics Inc.	12,600	245
Landauer, Inc.	4,772	241
* Albany Molecular Research, Inc.	24,442	241
* ICU Medical, Inc.	6,115	240
* Cypress Bioscience, Inc.	31,317	238
* Aastrom Biosciences, Inc.	170,695	236
* Accelrys Inc.	36,158	231
* Molina Healthcare Inc.	7,500	229
* Matria Healthcare, Inc.	8,686	229
*^ AVI BioPharma, Inc.	82,496	221
* Salix Pharmaceuticals, Ltd.	17,487	220
* BioCryst Pharmaceuticals, Inc.	26,074	218
Computer Programs and Systems, Inc.	8,088	217
* Wright Medical Group, Inc.	9,598	214
* Allos Therapeutics Inc.	35,453	212
* Cerus Corp.	30,888	208
* Cholestech Corp.	12,011	207
* Orthofix International N.V	3,932	201
*^ Antigenics, Inc.	89,168	199
* Medical Action Industries Inc.	8,300	198
* Incyte Corp.	29,990	198
* Avigen, Inc.	30,239	196
Invacare Corp.	11,107	194
* Cantel Medical Corp.	12,541	193
* Omnicell, Inc.	9,138	191
* Savient Pharmaceuticals Inc.	15,264	183
* Allied Healthcare International Inc.	59,926	183
* Bentley Pharmaceuticals, Inc.	21,857	179
* Collagenex Pharmaceuticals, Inc.	13,240	179
* Barrier Therapeutics Inc.	25,845	178
*^ ADVENTRX Pharmaceuticals, Inc.	68,600	172
* Abraxis Bioscience, Inc.	6,357	170
* Odyssey Healthcare, Inc.	12,929	170
* Amicas, Inc.	59,448	169
* Momenta Pharmaceuticals, Inc.	12,920	167
* Anika Resh Inc.	13,558	167
* Radiation Therapy Services, Inc.	5,460	167
*^ Diversa Corp.	21,133	165
* Cardiac Science Corp.	18,005	165
* Neurocrine Biosciences, Inc.	13,079	163
* SonoSite, Inc.	5,769	163
*^ Continucare Corp.	47,781	161
* Caliper Life Sciences, Inc.	28,231	160
* Pozen Inc.	10,757	159
* Hooper Holmes, Inc.	35,014	157
* Anadys Pharmaceuticals Inc.	39,405	156
* Caraco Pharmaceutical Laboratories, Ltd.	12,800	156
* Keryx Biopharmaceuticals, Inc.	14,505	153
* AVANT Immunotherapeutics, Inc.	104,381	152
*^ deCODE genetics, Inc.	41,610	152
* Lifecore Biomedical Inc.	7,984	150
Vital Signs, Inc.	2,872	149
* Enzon Pharmaceuticals, Inc.	18,197	148
* eResearch Technology, Inc.	18,862	148
Meridian Bioscience Inc.	5,198	144
* Spectranetics Corp.	13,471	144
* BioScrip Inc.	45,786	143
* Halozyme Therapeutics Inc	17,500	141
* Immunomedics Inc.	30,684	141
* DepoMed, Inc.	39,200	140
* Rochester Medical Corp.	5,932	135
*^ Idenix Pharmaceuticals Inc.	18,505	135
* Symbion, Inc.	6,601	129
* Cell Genesys, Inc.	30,776	129
* Zoll Medical Corp.	4,774	127
* CuraGen Corp.	40,688	125
* Kendle International Inc.	3,507	125
* Pharmanet Development Group, Inc.	4,780	124
* Luminex Corp.	9,058	124
* GTx, Inc.	6,079	124
* Capital Senior Living Corp.	10,640	124
* Auxilium Pharmaceuticals, Inc.	8,300	122
*^ Cell Therapeutics, Inc.	76,380	121
*^ ATS Medical, Inc.	58,542	121
* Harvard Bioscience, Inc.	25,010	121
* Merge Technologies, Inc.	24,494	119
* Horizon Health Corp.	6,100	119
* Symmetry Medical Inc.	7,300	119
* Kensey Nash Corp.	3,834	117
* Acusphere, Inc.	41,512	115
* MannKind Corp.	8,000	114
* Quidel Corp.	9,405	113
* EPIX Pharmaceuticals Inc.	16,485	110
* BioSphere Medical Inc.	14,991	110
* Enzo Biochem, Inc.	7,211	109
* Telik, Inc.	19,789	107
* Five Star Quality Care, Inc.	10,224	105
*^ AtheroGenics, Inc.	36,615	103
* Res-Care, Inc.	5,819	102
* Merit Medical Systems, Inc.	8,087	101
* MedCath Corp.	3,703	101
* Indevus Pharmaceuticals, Inc.	14,135	100
* Vital Images, Inc.	3,000	100
* Nastech Pharmaceutical Co., Inc.	9,194	99
* I-Flow Corp.	6,700	99
* Bioenvision, Inc.	24,102	99
* ThermoGenesis Corp.	27,061	99
* US Physical Therapy, Inc.	7,061	98
* Theragenics Corp.	15,331	96
* Inspire Pharmaceuticals, Inc.	16,586	95
* Lexicon Genetics Inc.	25,762	94
* Vivus, Inc.	18,062	93
* Dyax Corp.	22,074	91
* Nabi Biopharmaceuticals	17,074	91
* OraSure Technologies, Inc.	12,190	90
* SuperGen, Inc.	14,785	87
* Possis Medical Inc.	6,675	87
Option Care, Inc.	6,476	86
* Exactech, Inc.	5,344	85
National Healthcare Corp.	1,645	84
* Durect Corp.	19,973	83
* Proxymed Pharmacy, Inc.	28,600	83
* Xenoport Inc.	2,900	81
* Gene Logic Inc.	37,111	80
* Microtek Medical Holdings, Inc.	16,454	78
* Rigel Pharmaceuticals, Inc.	7,200	78
* Maxygen Inc.	6,974	78
* Neogen Corp.	3,262	77
* Pain Therapeutics, Inc.	9,803	77
* Seattle Genetics, Inc.	9,265	76
* Discovery Laboratories, Inc.	31,779	75
* PRA International	3,488	75
* Regeneration Technologies, Inc.	10,353	75
* HealthTronics Surgical Services, Inc.	13,793	74
* ImmunoGen, Inc.	14,318	69
* Cytokinetics, Inc.	9,771	68
* Osteotech, Inc.	8,835	67
* Monogram Biosciences, Inc.	34,653	67
* RehabCare Group, Inc.	4,187	66
* Providence Service Corp.	2,795	66
* Altus Pharmaceuticals, Inc.	4,300	65
* Penwest Pharmaceuticals Co.	6,477	65
* Medical Staffing Network Holdings, Inc.	10,200	65
* XOMA Ltd.	22,254	64
* Ista Pharmaceuticals Inc.	7,576	64
*^ Accentia Biopharmaceuticals Inc.	19,000	60
* Third Wave Technologies	11,723	60
* Kosan Biosciences, Inc.	10,712	59
*^ Critical Therapeutics, Inc.	26,827	58
* Senomyx, Inc.	4,700	58
* PDI, Inc.	5,991	57
* Nuvelo, Inc.	15,404	57
* Vascular Solutions, Inc.	5,486	54
* SRI/Surgical Express, Inc.	10,677	54
* Curis, Inc.	35,082	53
*^ Biopure Corp. Class A	101,216	53
* Emisphere Technologies, Inc.	15,960	51
* Santarus Inc.	7,196	51
Psychemedics Corp.	2,960	50
* Ciphergen Biosystems, Inc.	34,350	48
* Rural/Metro Corp.	6,345	48
* Sonic Innovations, Inc.	5,644	48
* CardioDynamics International Corp.	55,236	47
* Peregrine Pharmaceuticals, Inc.	47,335	46
* Nanogen, Inc.	36,142	46
* Oxigene, Inc.	11,910	46
* VistaCare, Inc.	5,222	45
* Encysive Pharmaceuticals, Inc.	16,762	45
* StemCells, Inc.	17,974	45
* Vanda Parmaceuticals, Inc.	1,800	44
*^ Avanir Pharmaceuticals Class A	35,650	43
* STAAR Surgical Co.	7,813	43
* Nutraceutical International Corp.	2,605	43
* NPS Pharmaceuticals Inc.	12,157	41
*^ Genitope Corp.	9,800	41
* CYTOGEN Corp.	19,279	40
* Trimeris, Inc.	5,826	40
* Orchid Cellmark, Inc.	6,213	39
* I-trax, Inc.	9,850	39
* Neurogen Corp.	5,865	38
* Volcano Corp.	2,100	38
* Vical, Inc.	7,842	38
* SONUS Pharmaceuticals, Inc.	7,483	38
* Akorn, Inc.	5,500	37
* Columbia Laboratories Inc.	27,189	36
* Genomic Health, Inc.	2,100	36
* Allion Healthcare Inc.	8,823	36
* Somanetics Corp.	1,801	36
* SciClone Pharmaceuticals, Inc.	13,095	36
* NMT Medical, Inc.	2,596	35
* Sangamo BioSciences, Inc.	5,147	35
* EntreMed, Inc.	23,118	35
* GenVec, Inc.	11,854	34
* Vion Pharmaceuticals, Inc.	20,315	34
* Micrus Endovascular Corp	1,427	34
* National Dentex Corp.	2,344	33
* Phase Forward Inc.	2,400	32
* Panacos Pharmaceuticals Inc.	6,632	31
* Hollis-Eden Pharmaceuticals, Inc.	11,684	30
* Sun Healthcare Group Inc.	2,300	28
* Novavax, Inc.	10,811	28
* Omrix Biopharmaceuticals, Inc.	720	28
* PhotoMedex, Inc.	20,174	27
* Stratagene Holding Corp.	3,294	27
* TorreyPines Therapeutics Inc.	3,825	27
* IRIS International, Inc.	1,900	27
* Sequenom, Inc.	6,919	26
* Advancis Pharmaceutical Corp.	10,200	22
* Tercica, Inc.	3,787	22
* Corcept Therapeutics Inc.	23,558	21
* Hi-Tech Pharmacal Co., Inc.	1,800	20
* NitroMed, Inc.	6,287	20
* Genta Inc.	63,104	20
* Renovis, Inc.	5,371	19
*^ Northfield Laboratories, Inc.	5,200	19
* Hanger Orthopedic Group, Inc.	1,558	18
* Orthologic Corp.	11,489	18
* Dexcom Inc.	2,000	16
* Pharmacopeia Drug Discovery Inc.	2,596	15
* Titan Pharmaceuticals, Inc.	5,836	14
* La Jolla Pharmaceutical Co.	2,249	14
* Immtech Pharmaceuticals Inc.	2,364	14
* LHC Group Inc.	400	13
* Oscient Pharmaceuticals Corp.	2,454	13
* Repligen Corp.	4,008	13
* Clinical Data, Inc.	601	12
* Pharmacyclics, Inc.	4,319	11
* Insmed Inc.	11,508	11
* Nighthawk Radiology Holdings, Inc.	600	11
* Synovis Life Technologies, Inc.	800	11
* NeoPharm, Inc.	6,245	11
* IVAX Diagnostics, Inc.	10,266	11
Young Innovations, Inc.	377	10
* Interleukin Genetics, Inc.	2,262	10
* Neurobiological Technologies, Inc.	4,337	9
* Dialysis Corp. of America	665	8
* Alteon, Inc.	84,013	8
* Icad Inc.	2,053	8
* Strategic Diagnostics Inc.	1,531	8
* GTC Biotherapeutics, Inc.	7,000	7
* Mediware Information Systems, Inc.	770	7
* Epicept Corp.	3,977	7
* Matrixx Initiatives, Inc.	418	7
* Orthovita, Inc.	2,283	7
Neurometrix Inc.	640	6
* Endologix, Inc.	1,551	6
* Introgen Therapeutics, Inc.	1,221	5
* Hemispherx Biopharma, Inc.	2,632	4
* Lipid Sciences, Inc.	2,862	4
* Zila, Inc.	1,944	4
* Alfacell Corp.	2,895	4
* CRYO-CELL International, Inc.	1,816	4
* Novamed, Inc.	620	4
* Infinity Pharmaceuticals, Inc.	318	4
* Anesiva, Inc.	493	3
* Q-Med, Inc.	755	3
* Chindex International, Inc.	171	3
* Bioject Medical Technologies Inc.	1,700	2
*^ Targeted Genetics Corp.	542	2
* Novoste Corp.	766	2
* Matritech Inc.	3,400	2
* Threshold Pharmaceuticals, Inc.	800	1
* Aphton Corp.	109,560	0

		924,733

Industrials (11.1%)
General Electric Co.	5,054,524	178,728
The Boeing Co.	368,615	32,774
Tyco International Ltd.	988,444	31,185
United Technologies Corp.	467,807	30,407
3M Co.	343,193	26,230
United Parcel Service, Inc.	326,634	22,897
Caterpillar, Inc.	319,244	21,399
Honeywell International Inc.	380,610	17,531
Lockheed Martin Corp.	176,829	17,156
Emerson Electric Co.	393,709	16,965
FedEx Corp.	142,937	15,356
Burlington Northern Santa Fe Corp.	176,327	14,182
General Dynamics Corp.	168,767	12,894
Union Pacific Corp.	125,824	12,777
Deere&Co.	113,445	12,325
Illinois Tool Works, Inc.	236,403	12,198
Northrop Grumman Corp.	161,033	11,952
Raytheon Co.	218,178	11,446
Norfolk Southern Corp.	194,739	9,854
Waste Management, Inc.	262,659	9,038
Danaher Corp.	120,893	8,638
CSX Corp.	213,686	8,558
PACCAR, Inc.	115,942	8,510
Precision Castparts Corp.	66,589	6,929
Ingersoll-Rand Co.	150,426	6,524
Eaton Corp.	69,643	5,819
Southwest Airlines Co.	388,488	5,711
Rockwell Collins, Inc.	82,143	5,498
Masco Corp.	193,322	5,297
ITT Industries, Inc.	86,066	5,192
L-3 Communications Holdings, Inc.	58,226	5,093
Parker Hannifin Corp.	58,755	5,071
Textron, Inc.	55,456	4,980
Pitney Bowes, Inc.	108,789	4,938
Dover Corp.	100,278	4,895
Rockwell Automation, Inc.	79,374	4,752
American Standard Cos., Inc.	88,103	4,671
Expeditors International of Washington, Inc.	104,689	4,326
Cooper Industries, Inc. Class A	89,395	4,022
R.R. Donnelley&Sons Co.	106,563	3,899
C.H. Robinson Worldwide Inc.	81,476	3,890
Fluor Corp.	43,329	3,887
Cummins Inc.	25,772	3,730
* Terex Corp.	49,848	3,577
* AMR Corp.	116,381	3,544
Manpower Inc.	41,802	3,084
Goodrich Corp.	58,207	2,996
Avery Dennison Corp.	46,050	2,959
Robert Half International, Inc.	78,417	2,902
W.W. Grainger, Inc.	35,949	2,777
The Dun&Bradstreet Corp.	30,153	2,750
* Monster Worldwide Inc.	57,560	2,727
* Jacobs Engineering Group Inc.	57,748	2,694
Republic Services, Inc. Class A	96,197	2,676
Joy Global Inc.	58,254	2,499
* McDermott International, Inc.	49,440	2,422
Cintas Corp.	67,000	2,419
Roper Industries Inc.	42,919	2,355
Pall Corp.	59,961	2,279
Equifax, Inc.	61,473	2,241
Fastenal Co.	63,383	2,222
* UAL Corp.	54,418	2,077
SPX Corp.	28,244	1,983
* Foster Wheeler Ltd.	33,833	1,976
The Manitowoc Co., Inc.	30,271	1,923
Oshkosh Truck Corp.	36,236	1,921
Harsco Corp.	41,524	1,863
* Allied Waste Industries, Inc.	144,279	1,816
Ametek, Inc.	52,017	1,797
* Stericycle, Inc.	20,886	1,702
* USG Corp.	36,113	1,686
* AGCO Corp.	44,739	1,654
Trinity Industries, Inc.	39,157	1,641
Flowserve Corp.	28,562	1,633
* Continental Airlines, Inc. Class B	44,314	1,613
* Corrections Corp. of America	30,010	1,585
* WESCO International, Inc.	24,236	1,522
The Brink's Co.	23,754	1,507
Ryder System, Inc.	29,935	1,477
* ChoicePoint Inc.	39,172	1,466
The Corporate Executive Board Co.	19,301	1,466
Pentair, Inc.	46,689	1,455
* Thomas&Betts Corp.	29,662	1,448
* Alliant Techsystems, Inc.	16,145	1,419
J.B. Hunt Transport Services, Inc.	53,265	1,398
* BE Aerospace, Inc.	43,845	1,390
Donaldson Co., Inc.	37,789	1,364
* Avis Budget Group, Inc.	49,778	1,360
Laidlaw International Inc.	39,297	1,360
* General Cable Corp.	25,427	1,359
IDEX Corp.	26,400	1,343
* Kansas City Southern	37,662	1,340
* Covanta Holding Corp.	60,029	1,331
* Quanta Services, Inc.	51,947	1,310
Graco, Inc.	33,347	1,306
Carlisle Co., Inc.	30,285	1,300
Landstar System, Inc.	28,149	1,290
Kennametal, Inc.	19,069	1,289
* Shaw Group, Inc.	39,723	1,242
Hubbell Inc. Class B	25,692	1,239
Adesa, Inc.	44,548	1,231
GATX Corp.	25,091	1,199
Teleflex Inc.	17,338	1,180
Acuity Brands, Inc.	21,434	1,167
Belden CDT Inc.	21,658	1,161
Con-way, Inc.	23,201	1,156
* YRC Worldwide, Inc.	28,224	1,135
The Timken Co.	37,101	1,125
* Hertz Global Holdings Inc.	47,201	1,119
* Armor Holdings, Inc.	16,555	1,115
* US Airways Group Inc.	24,378	1,109
MSC Industrial Direct Co., Inc. Class A	23,698	1,106
* URS Corp.	25,511	1,087
Herman Miller, Inc.	32,198	1,078
Lincoln Electric Holdings, Inc.	17,864	1,064
DRS Technologies, Inc.	19,741	1,030
Alexander&Baldwin, Inc.	20,220	1,020
Watson Wyatt&Co. Holdings	20,893	1,016
Lennox International Inc.	28,471	1,016
* Waste Connections, Inc.	33,726	1,010
* Copart, Inc.	35,525	995
Florida East Coast Industries, Inc. Class A	15,826	992
The Toro Co.	19,294	989
HNI Corp.	21,506	988
* United Rentals, Inc.	35,821	985
Crane Co.	24,200	978
* Washington Group International, Inc.	14,683	975
* American Commercial Lines Inc.	30,524	960
* EMCOR Group, Inc.	15,609	921
IKON Office Solutions, Inc.	63,783	917
Granite Construction Co.	16,566	915
* Hexcel Corp.	46,046	914
* Gardner Denver Inc.	25,963	905
* United Stationers, Inc.	14,974	897
* Genlyte Group, Inc.	12,644	892
Deluxe Corp.	25,629	859
* JetBlue Airways Corp.	73,928	851
* IHS Inc. Class A	19,842	816
CLARCOR Inc.	25,355	806
* PHH Corp.	26,374	806
Bucyrus International, Inc.	15,585	803
Skywest, Inc.	29,898	802
* Kirby Corp.	22,677	793
Wabtec Corp.	22,797	786
Curtiss-Wright Corp.	19,664	758
Briggs&Stratton Corp.	24,550	757
* Moog Inc.	18,099	754
* Teletech Holdings Inc.	20,468	751
Baldor Electric Co.	19,882	750
* Alaska Air Group, Inc.	19,621	748
Brady Corp. Class A	23,684	739
* Resources Connection, Inc.	22,683	726
UTI Worldwide, Inc.	29,520	726
Macquarie Infrastructure Co. Trust	18,288	719
* Ceradyne, Inc.	12,741	697
* FTI Consulting, Inc.	20,576	691
* Swift Transportation Co., Inc.	22,175	691
Actuant Corp.	13,522	686
Regal-Beloit Corp.	14,713	682
*^ Energy Conversion Devices, Inc.	19,359	676
John H. Harland Co.	12,843	658
Nordson Corp.	14,136	657
* Acco Brands Corp.	27,186	655
* EGL, Inc.	16,333	647
UAP Holding Corp.	25,031	647
* ESCO Technologies Inc.	14,182	636
Woodward Governor Co.	15,163	624
Mueller Industries Inc.	20,715	624
^ Simpson Manufacturing Co.	20,171	622
Albany International Corp.	17,233	619
* Teledyne Technologies, Inc.	16,393	614
Applied Industrial Technology, Inc.	24,925	611
Watsco, Inc.	11,840	605
Mine Safety Appliances Co.	14,289	601
* Dollar Thrifty Automotive Group, Inc.	11,754	600
* AAR Corp.	21,651	597
ABM Industries Inc.	21,504	567
Kaydon Corp.	13,090	557
* CoStar Group, Inc.	12,445	556
Valmont Industries, Inc.	9,438	546
* Infrasource Services Inc.	17,686	540
Mueller Water Products, Inc.	39,787	533
* The Advisory Board Co.	10,402	527
Walter Industries, Inc.	21,185	524
Watts Water Technologies, Inc.	13,728	522
* Hub Group, Inc.	17,963	521
* Cenveo Inc.	21,121	513
Arkansas Best Corp.	14,320	509
* Astec Industries, Inc.	12,420	500
Barnes Group, Inc.	21,639	498
* Esterline Technologies Corp.	11,787	484
Horizon Lines Inc.	14,540	477
* The Middleby Corp.	3,491	460
* Navigant Consulting, Inc.	23,221	459
* NCI Building Systems, Inc.	9,516	454
* Old Dominion Freight Line, Inc.	15,513	447
Werner Enterprises, Inc.	24,452	444
Ennis, Inc.	16,582	444
Cascade Corp.	7,389	442
Steelcase Inc.	21,672	431
* M&F Worldwide Corp.	9,020	429
A.O. Smith Corp.	11,194	428
* Consolidated Graphics, Inc.	5,774	428
* Orbital Sciences Corp.	22,746	426
* Genesee&Wyoming Inc. Class A	15,981	425
Heartland Express, Inc.	26,488	421
Administaff, Inc.	11,869	418
Franklin Electric, Inc.	8,801	409
Pacer International, Inc.	15,138	408
G&K Services, Inc. Class A	11,169	405
* Heidrick&Struggles International, Inc.	8,344	404
* Labor Ready, Inc.	21,255	404
* Republic Airways Holdings Inc.	17,266	396
* Geo Group Inc.	8,746	396
Interface, Inc.	24,588	393
* Tetra Tech, Inc.	20,442	390
Knight Transportation, Inc.	21,724	387
Bowne&Co., Inc.	24,438	384
* AirTran Holdings, Inc.	37,394	384
Forward Air Corp.	11,633	382
Kaman Corp. Class A	16,375	382
* American Reprographics Co.	12,395	382
*^ American Superconductor Corp.	27,907	376
Eagle Bulk Shipping Inc.	18,860	366
Comfort Systems USA, Inc.	30,355	364
Ameron International Corp.	5,385	355
NACCO Industries, Inc. Class A	2,572	353
McGrath RentCorp	11,134	353
EDO Corp.	13,386	351
* Dynamic Materials Corp.	10,627	348
Apogee Enterprises, Inc.	17,278	346
Kelly Services, Inc. Class A	10,717	345
* Mobile Mini, Inc.	12,867	345
* CBIZ Inc.	48,516	344
* Amerco, Inc.	4,879	341
* Clean Harbors Inc.	7,355	333
* Huron Consulting Group Inc.	5,462	332
Central Parking Corp.	14,856	330
Cubic Corp.	15,167	328
Triumph Group, Inc.	5,852	324
Universal Forest Products, Inc.	6,509	323
CIRCOR International, Inc.	8,973	320
* Beacon Roofing Supply, Inc.	19,791	320
* Korn/Ferry International	13,740	315
* GenCorp, Inc.	22,573	312
* GrafTech International Ltd.	34,211	311
* CRA International Inc.	5,794	302
* Griffon Corp.	12,117	300
Badger Meter, Inc.	11,284	300
* Interline Brands, Inc.	13,652	299
*^ American Science&Engineering, Inc.	5,680	299
* School Specialty, Inc.	8,278	299
Healthcare Services Group, Inc.	10,307	295
Federal Signal Corp.	18,706	290
Angelica Corp.	10,402	286
Ampco-Pittsburgh Corp.	9,911	286
* Blount International, Inc.	22,851	284
*^ FuelCell Energy, Inc.	36,144	284
* Fuel-Tech N.V	11,500	283
*^ A.S.V., Inc.	18,401	281
Knoll, Inc.	11,747	280
*^ Evergreen Solar, Inc.	28,665	279
* Celadon Group Inc.	16,705	279
* K&F Industries Holdings	10,347	279
Tredegar Corp.	12,205	278
* Insituform Technologies Inc. Class A	13,310	277
AAON, Inc.	10,579	276
* COMSYS IT Partners Inc.	13,725	273
CDI Corp.	9,443	273
* II-VI, Inc.	8,054	273
Bluelinx Holdings Inc.	25,487	268
* Cornell Cos., Inc.	13,202	267
* ABX Air, Inc.	38,843	266
* On Assignment, Inc.	21,359	265
* AZZ Inc.	6,289	264
Robbins&Myers, Inc.	6,963	260
* Kforce Inc.	18,575	256
HEICO Corp. Class A	7,979	250
* Atlas Air Worldwide Holdings, Inc.	4,740	250
Applied Signal Technology, Inc.	13,883	249
Viad Corp.	6,419	248
* Hudson Highland Group, Inc.	15,735	245
* Lydall, Inc.	15,203	242
* EnPro Industries, Inc.	6,586	237
* Sequa Corp. Class A	1,968	236
Raven Industries, Inc.	8,340	234
* Pinnacle Airlines Corp.	13,360	231
American Woodmark Corp.	6,238	229
Aceto Corp.	28,325	224
Alamo Group, Inc.	9,573	222
* GP Strategies Corp.	24,300	221
* Casella Waste Systems, Inc.	22,653	221
* Perini Corp.	5,983	221
* Kenexa Corp.	7,020	219
Standex International Corp.	7,555	215
Barrett Business Services, Inc.	9,269	214
* APAC Teleservices, Inc.	45,076	211
* Marten Transport, Ltd.	13,271	211
* Magnatek, Inc.	41,774	211
*^ Medis Technology Ltd.	12,288	208
*^ Ionatron Inc.	44,390	207
* Flanders Corp.	28,151	204
AMREP Corp.	2,600	201
* Gehl Co.	7,866	200
* Superior Essex Inc.	5,743	199
* Ducommun, Inc.	7,684	198
Rollins, Inc.	8,480	195
* Axsys Technologies, Inc.	12,322	194
United Industrial Corp.	3,341	184
* Park-Ohio Holdings Corp.	9,929	184
* Frontier Airlines Holdings, Inc.	30,329	182
* Spherion Corp.	20,596	182
Diamond Management and Technology Consultants,Inc	15,447	181
* Lamson&Sessions Co.	6,345	176
* Herley Industries Inc.	11,136	174
* RBC Bearings Inc.	5,176	173
* Covenant Transport, Inc.	15,675	173
Quixote Corp.	8,595	172
* Electro Rent Corp.	11,884	171
* Dynamex Inc.	6,666	170
* ICT Group, Inc.	9,513	166
Encore Wire Corp.	6,281	159
* Active Power, Inc.	81,310	158
*^ Microvision, Inc.	42,575	157
* First Consulting Group, Inc.	17,082	155
^ C&D Technologies, Inc.	30,832	155
* Columbus McKinnon Corp.	6,925	155
* Williams Scotsman International Inc.	7,856	154
* Michael Baker Corp.	6,334	154
* DynCorp International Inc. Class A	10,100	152
LSI Industries Inc.	8,893	149
* International Shipholding Corp.	7,939	146
* ExpressJet Holdings, Inc.	24,526	143
* Rush Enterprises, Inc. Class A	7,380	142
* Huttig Building Products, Inc.	23,365	141
* MTC Technologies, Inc.	6,702	141
Wabash National Corp.	9,109	140
Freightcar America Inc.	2,855	138
* Saia, Inc.	5,787	137
*^ Plug Power, Inc.	42,782	135
* Ladish Co., Inc.	3,556	134
* Taser International Inc.	16,608	133
*^ 3D Systems Corp.	6,057	133
*^ TurboChef Technologies, Inc.	8,604	131
* Learning Tree International, Inc.	11,637	131
American Ecology Corp.	6,773	130
* Commercial Vehicle Group Inc.	6,175	127
* Xanser Corp.	22,611	124
* Argon ST, Inc.	4,690	124
CompX International Inc.	7,690	124
* NuCo2, Inc.	4,831	122
Met-Pro Corp.	8,379	122
PW Eagle, Inc.	3,663	121
* Exponent, Inc.	6,016	120
* Trex Co., Inc.	5,544	119
* Intersections Inc.	11,700	118
Lindsay Manufacturing Co.	3,623	115
Genco Shipping and Trading Ltd.	3,600	114
Gorman-Rupp Co.	3,558	114
* Goodman Global, Inc.	6,200	109
* MAIR Holdings, Inc.	16,533	109
* Layne Christensen Co.	2,956	108
Titan International, Inc.	4,198	106
* Builders FirstSource, Inc.	6,380	103
Tennant Co.	3,215	101
Frozen Food Express Industries, Inc.	11,986	100
* TransDigm Group, Inc.	2,620	95
* LECG Corp.	6,536	95
The Greenbrier Cos., Inc.	3,544	95
* Advanced Environmental Recycling Technologies, Inc	67,855	94
* Volt Information Sciences Inc.	3,579	94
* Kadant Inc.	3,684	93
* Power-One, Inc.	16,303	93
Lawson Products, Inc.	2,305	87
* Miller Industries, Inc.	3,864	84
Sun Hydraulics Corp.	3,132	84
* Accuride Corp.	5,540	81
* Mesa Air Group Inc.	10,511	79
L.S. Starrett Co. Class A	4,336	78
Waste Industries USA, Inc.	2,791	77
*^ Document Security Systems, Inc.	6,900	75
* Flow International Corp.	6,800	73
The Standard Register Co.	5,673	72
American Railcar Industries, Inc.	2,400	72
* EnerSys	4,100	70
Synagro Technologies Inc.	12,306	70
* The Allied Defense Group, Inc.	8,000	68
* Innotrac Corp.	24,375	66
* Arotech Corp.	19,278	65
* Innovative Solutions and Support, Inc.	2,568	65
TAL International Group, Inc.	2,700	65
Insteel Industries, Inc.	3,800	64
* WCA Waste Corp.	8,366	64
* H&E Equipment Services, Inc.	2,800	60
HEICO Corp.	1,623	59
Vicor Corp.	5,886	59
* Capstone Turbine Corp.	55,626	59
* Quality Distribution Inc.	6,534	57
* Team, Inc.	1,465	56
* Waste Services, Inc.	5,497	55
* Powell Industries, Inc.	1,660	53
Mueller Water Products, Inc. Class A	3,800	52
* Milacron Inc.	78,313	52
* Houston Wire&Cable Co.	1,811	51
* Modtech Holdings, Inc.	15,883	50
Todd Shipyards Corp.	2,649	49
* PRG-Schultz International, Inc.	3,368	48
* Sirva Inc.	12,538	45
* TRC Cos., Inc.	4,354	44
Schawk, Inc.	2,100	38
* Pike Electric Corp.	2,000	36
* Tecumseh Products Co. Class A	3,472	35
* Catalytica Energy Systems, Inc.	23,875	34
* PeopleSupport Inc.	2,800	32
Multi-Color Corp.	900	32
* La Barge, Inc.	2,300	30
* Paragon Technologies, Inc.	5,170	30
* Willis Lease Finance Corp.	2,849	29
* UQM Technologies, Inc.	6,904	29
*^ Valence Technology Inc.	24,272	29
* Ultralife Batteries, Inc.	1,957	21
* Sterling Construction Co., Inc.	1,100	21
*^ Distributed Energy Systems Corp.	13,750	19
* Channell Commercial Corp.	4,460	18
* P.A.M. Transportation Services, Inc.	713	15
Twin Disc, Inc.	300	13
* Nashua Corp.	1,299	12
* Spherix Inc.	4,519	11
* Midwest Air Group Inc.	739	10
Hardinge, Inc.	347	9
* A.T. Cross Co. Class A	907	8
* U.S. Home Systems, Inc.	357	5
* Perma-Fix Environmental Services, Inc.	1,807	4
Protection One, Inc.	188	3
* TRM Corp.	1,200	3
Omega Flex Inc.	100	2
Sypris Solutions, Inc.	306	2
* BMC Industries, Inc.	4,603	0
* DT Industries, Inc.	1,000	0

		872,542

Information Technology (15.1%)
Microsoft Corp.	4,337,211	120,878
* Cisco Systems, Inc.	2,979,284	76,061
International Business Machines Corp.	739,023	69,660
Intel Corp.	2,828,843	54,116
Hewlett-Packard Co.	1,343,799	53,940
* Google Inc.	109,596	50,213
* Apple Computer, Inc.	418,485	38,881
* Oracle Corp.	2,039,125	36,969
QUALCOMM Inc.	810,824	34,590
* Dell Inc.	1,003,072	23,281
Texas Instruments, Inc.	728,079	21,915
Motorola, Inc.	1,186,040	20,957
* Yahoo! Inc.	600,752	18,798
* eBay Inc.	547,218	18,140
* Corning, Inc.	767,500	17,453
* EMC Corp.	1,080,531	14,965
Automatic Data Processing, Inc.	270,154	13,075
Applied Materials, Inc.	677,025	12,403
* Adobe Systems, Inc.	286,273	11,938
Accenture Ltd.	286,703	11,050
* Sun Microsystems, Inc.	1,726,756	10,378
First Data Corp.	375,752	10,108
Western Union Co.	376,283	8,259
* Xerox Corp.	473,634	8,000
* Symantec Corp.	460,212	7,962
* Electronic Arts Inc.	151,400	7,625
* Broadcom Corp.	230,015	7,377
* Agilent Technologies, Inc.	208,952	7,040
Electronic Data Systems Corp.	253,822	7,026
* Network Appliance, Inc.	182,766	6,675
Paychex, Inc.	167,997	6,362
* Cognizant Technology Solutions Corp.	69,720	6,154
Seagate Technology	254,756	5,936
Analog Devices, Inc.	167,823	5,788
CA, Inc.	206,711	5,356
* MEMC Electronic Materials, Inc.	87,325	5,290
KLA-Tencor Corp.	97,763	5,213
* Juniper Networks, Inc.	250,933	4,938
* SanDisk Corp.	110,934	4,859
* NVIDIA Corp.	165,988	4,777
Linear Technology Corp.	146,701	4,634
Maxim Integrated Products, Inc.	157,468	4,630
* Fiserv, Inc.	85,031	4,512
* Micron Technology, Inc.	370,664	4,478
* Intuit, Inc.	162,256	4,439
* Computer Sciences Corp.	84,255	4,392
Xilinx, Inc.	165,073	4,247
Fidelity National Information Services, Inc.	93,398	4,246
* Autodesk, Inc.	112,784	4,241
* NCR Corp.	87,590	4,184
* Marvell Technology Group Ltd.	229,456	3,857
National Semiconductor Corp.	159,097	3,841
Microchip Technology, Inc.	105,856	3,761
* Altera Corp.	177,491	3,548
MasterCard, Inc. Class A	33,217	3,529
* Advanced Micro Devices, Inc.	268,973	3,513
Harris Corp.	65,844	3,355
* LAM Research Corp.	69,854	3,307
* Akamai Technologies, Inc.	66,003	3,295
* Flextronics International Ltd.	297,077	3,250
* Affiliated Computer Services, Inc. Class A	54,994	3,238
* BMC Software, Inc.	100,734	3,102
* VeriSign, Inc.	119,366	2,998
* Cadence Design Systems, Inc.	136,423	2,873
* Citrix Systems, Inc.	88,666	2,840
* Lexmark International, Inc.	48,135	2,814
Amphenol Corp.	43,002	2,777
* Activision, Inc.	137,429	2,603
* Avaya Inc.	203,283	2,401
* Ceridian Corp.	68,384	2,382
* Avnet, Inc.	65,269	2,359
* McAfee Inc.	78,347	2,278
* Arrow Electronics, Inc.	60,083	2,268
* LSI Logic Corp.	205,364	2,144
Sabre Holdings Corp.	64,948	2,127
* BEA Systems, Inc.	182,666	2,117
* Iron Mountain, Inc.	78,449	2,050
* Alliance Data Systems Corp.	33,232	2,048
* Tellabs, Inc.	206,491	2,044
* Red Hat, Inc.	89,106	2,043
* DST Systems, Inc.	26,023	1,957
* Novellus Systems, Inc.	60,732	1,945
Jabil Circuit, Inc.	88,482	1,894
CDW Corp.	30,805	1,892
* Agere Systems Inc.	83,366	1,886
* Brocade Communications Systems, Inc.	193,291	1,840
* Western Digital Corp.	108,565	1,825
* Synopsys, Inc.	69,489	1,823
Intersil Corp.	67,954	1,800
* Mettler-Toledo International Inc.	19,291	1,728
* Convergys Corp.	67,654	1,719
* salesforce.com, Inc.	39,162	1,677
* NAVTEQ Corp.	48,057	1,658
* Compuware Corp.	172,913	1,641
* Teradyne, Inc.	93,490	1,546
* Trimble Navigation Ltd.	57,514	1,544
* JDS Uniphase Corp.	101,259	1,542
Diebold, Inc.	32,140	1,533
* Hewitt Associates, Inc.	52,042	1,521
* Integrated Device Technology Inc.	97,767	1,508
* Hyperion Solutions Corp.	28,748	1,490
* Polycom, Inc.	43,824	1,461
* Varian Semiconductor Equipment Associates, Inc.	27,128	1,448
* Unisys Corp.	169,321	1,427
* Solectron Corp.	445,397	1,403
* CheckFree Corp.	37,167	1,379
FactSet Research Systems Inc.	21,607	1,358
* International Rectifier Corp.	35,368	1,351
Global Payments Inc.	39,459	1,344
* Ingram Micro, Inc. Class A	69,103	1,334
* F5 Networks, Inc.	19,931	1,329
* QLogic Corp.	77,302	1,314
* Cypress Semiconductor Corp.	70,708	1,312
Molex, Inc. Class A	51,914	1,292
* Zebra Technologies Corp. Class A	33,212	1,282
* CommScope, Inc.	29,380	1,260
* ValueClick, Inc.	48,227	1,260
* Novell, Inc.	167,278	1,208
Fair Isaac, Inc.	30,880	1,194
* Vishay Intertechnology, Inc.	83,605	1,169
* Ciena Corp.	41,507	1,160
MoneyGram International, Inc.	41,436	1,150
Tektronix, Inc.	40,402	1,138
* Sybase, Inc.	44,790	1,132
* WebEx Communications, Inc.	19,618	1,115
* Digital River, Inc.	19,854	1,097
* FLIR Systems, Inc.	30,723	1,096
* Anixter International Inc.	16,523	1,090
* Atmel Corp.	216,383	1,088
* THQ Inc.	31,732	1,085
* ON Semiconductor Corp.	120,710	1,077
* MICROS Systems, Inc.	19,466	1,051
* Parametric Technology Corp.	54,646	1,043
* Nuance Communications, Inc.	66,693	1,021
* Equinix, Inc.	11,765	1,007
* Fairchild Semiconductor International, Inc.	60,227	1,007
* FormFactor Inc.	21,834	977
* Tech Data Corp.	27,015	967
* ADC Telecommunications, Inc.	57,544	963
* Sonus Networks, Inc.	118,947	960
* Sanmina-SCI Corp.	260,935	945
* ANSYS, Inc.	18,302	929
* Foundry Networks, Inc.	68,369	928
* Harris Stratex Networks, Inc. Class A	48,206	925
* Tessera Technologies, Inc.	23,107	918
* Rambus Inc.	43,112	916
* aQuantive, Inc.	32,753	914
Jack Henry&Associates Inc.	38,007	914
* VeriFone Holdings, Inc.	24,147	887
* Kronos, Inc.	15,708	840
* Palm, Inc.	45,788	830
* Interdigital Communications Corp.	26,199	830
* Andrew Corp.	78,206	828
* Itron, Inc.	12,690	825
* Gartner, Inc. Class A	34,387	824
* TIBCO Software Inc.	93,822	799
Acxiom Corp.	36,729	786
* Perot Systems Corp.	43,845	784
* Emulex Corp.	42,434	776
ADTRAN Inc.	31,508	767
* Cymer, Inc.	18,349	762
* 3Com Corp.	194,510	761
* Arris Group Inc.	53,302	750
* Microsemi Corp.	34,992	728
* Benchmark Electronics, Inc.	35,236	728
National Instruments Corp.	27,656	725
*^ Take-Two Interactive Software, Inc.	35,961	724
* PMC Sierra Inc.	103,137	723
* MPS Group, Inc.	50,668	717
* CACI International, Inc.	15,082	707
* Silicon Laboratories Inc.	23,322	698
* BearingPoint, Inc.	90,184	691
Imation Corp.	17,080	690
* BISYS Group, Inc.	59,496	682
* SiRF Technology Holdings, Inc.	24,495	680
* Avid Technology, Inc.	19,264	672
* Mentor Graphics Corp.	40,970	669
* Dycom Industries, Inc.	25,671	669
* CNET Networks, Inc.	75,757	660
* j2 Global Communications, Inc.	23,795	660
* Amkor Technology, Inc.	52,517	655
* Electronics for Imaging, Inc.	27,905	654
* Macrovision Corp.	25,902	649
* Dolby Laboratories Inc.	18,629	643
* ATMI, Inc.	21,006	642
* Progress Software Corp.	20,519	640
* Applied Micro Circuits Corp.	175,078	639
*^ Cree, Inc.	38,425	632
* CMGI Inc.	298,251	632
* Atheros Communications, Inc.	26,235	628
Total System Services, Inc.	19,516	622
* eFunds Corp.	23,235	619
* Aeroflex, Inc.	46,968	618
* Wright Express Corp.	20,324	616
* Avocent Corp.	22,500	607
* EarthLink, Inc.	82,299	605
* Brooks Automation, Inc.	35,257	605
* Littelfuse, Inc.	14,869	604
* Comtech Telecommunications Corp.	15,533	602
* Intermec, Inc.	26,469	591
*^ RF Micro Devices, Inc.	94,582	589
* Lawson Software, Inc.	71,840	581
* Informatica Corp.	42,954	577
* Entegris Inc.	53,834	576
* Transaction Systems Architects, Inc.	17,764	575
* FEI Co.	15,439	557
* MicroStrategy Inc.	4,267	539
*^ ANADIGICS, Inc.	44,404	525
* CSG Systems International, Inc.	20,670	517
* Rogers Corp.	11,584	514
* Interwoven Inc.	30,226	511
* Conexant Systems, Inc.	308,989	510
* MKS Instruments, Inc.	19,795	505
Talx Corp.	15,101	500
MTS Systems Corp.	12,833	498
Agilysys, Inc.	22,100	497
* Ariba, Inc.	52,537	494
* Finisar Corp.	140,337	491
* Axcelis Technologies, Inc.	64,042	489
* Euronet Worldwide, Inc.	18,123	487
* Komag, Inc.	14,833	485
* Checkpoint Systems, Inc.	20,513	485
* C-COR Inc.	34,992	485
* Websense, Inc.	21,050	484
Molex, Inc.	17,062	481
* Spansion Inc. Class A	39,438	481
* Openwave Systems Inc.	58,783	479
* Advanced Energy Industries, Inc.	22,377	471
* Coherent, Inc.	14,820	470
* Altiris, Inc.	14,260	469
Cognex Corp.	21,297	462
* Harmonic, Inc.	46,779	459
* Lattice Semiconductor Corp.	77,088	451
* Cirrus Logic, Inc.	58,344	447
* Brightpoint, Inc.	38,952	446
* Paxar Corp.	15,404	442
* Wind River Systems Inc.	44,397	441
* Semtech Corp.	32,267	435
Plantronics, Inc.	18,309	432
* Opsware, Inc.	59,645	432
* Cogent Inc.	32,124	432
* Global Imaging Systems, Inc.	21,911	427
* RealNetworks, Inc.	54,051	424
* DSP Group Inc.	22,192	422
* Skyworks Solutions, Inc.	73,285	421
* Advent Software, Inc.	11,999	418
* Blackboard Inc.	12,425	418
* Quest Software, Inc.	25,669	418
* Cabot Microelectronics Corp.	12,406	416
* Aspen Technologies, Inc.	31,661	412
* DealerTrack Holdings Inc.	13,325	409
* SRA International, Inc.	16,401	400
*^ L-1 Identity Solutions Inc.	24,069	397
* Sycamore Networks, Inc.	106,217	397
* Trident Microsystems, Inc.	19,763	396
* NETGEAR, Inc.	13,893	396
* Covansys Corp.	16,051	396
Daktronics, Inc.	14,380	395
Blackbaud, Inc.	16,118	394
* Insight Enterprises, Inc.	21,406	385
Park Electrochemical Corp.	13,991	379
* Concur Technologies, Inc.	21,445	374
* AMIS Holdings Inc.	33,979	372
Technitrol, Inc.	14,164	371
* Actel Corp.	22,403	370
* SPSS, Inc.	10,231	369
* Blue Coat Systems, Inc.	10,055	369
* Ansoft Corp.	11,535	365
* Perficient, Inc.	18,148	359
* Electro Scientific Industries, Inc.	18,454	355
* Adaptec, Inc.	91,581	354
* Agile Software Corp.	50,458	351
* KEMET Corp.	45,769	350
Black Box Corp.	9,508	347
* Internap Network Services Corp.	21,969	346
CTS Corp.	25,002	346
Cohu, Inc.	18,080	340
* Tekelec	22,732	339
* Secure Computing Corp.	43,502	335
* Color Kinetics Inc.	17,215	334
* Acacia Research - Acacia Technologies	21,140	334
* ManTech International Corp.	9,945	332
* Chordiant Software, Inc.	31,910	330
*^ OmniVision Technologies, Inc.	25,159	326
*^ Echelon Corp.	30,298	319
* Sigma Designs, Inc.	12,159	319
United Online, Inc.	22,478	315
* Witness Systems, Inc.	11,538	311
* Anaren, Inc.	17,650	311
Quality Systems, Inc.	7,604	304
* DTS Inc.	12,519	303
*^ Avanex Corp.	169,444	303
* Asyst Technologies, Inc.	43,120	303
* Actuate Software Corp.	57,790	302
* Manhattan Associates, Inc.	10,985	301
* UTStarcom, Inc.	36,262	301
* Rofin-Sinar Technologies Inc.	5,066	300
* CyberSource Corp.	23,809	298
AVX Corp.	19,494	296
* Art Technology Group, Inc.	126,497	293
* JDA Software Group, Inc.	19,518	293
* Diodes Inc.	8,261	288
* Gerber Scientific, Inc.	27,116	288
* Extreme Networks, Inc.	67,258	285
* Ciber, Inc.	35,832	282
* eCollege.com Inc.	15,553	279
* Plexus Corp.	16,119	276
* Micrel, Inc.	24,924	275
Gevity HR, Inc.	13,830	273
* Borland Software Corp.	51,737	273
* Zoran Corp.	15,999	272
* InfoSpace, Inc.	10,588	272
* SafeNet, Inc.	9,601	272
* Advanced Analogic Technologies, Inc.	41,200	271
* Epicor Software Corp.	19,458	271
* SAVVIS, Inc.	5,491	263
*^ EMCORE Corp.	52,035	260
* Forrester Research, Inc.	9,116	259
* ActivIdentity Corp.	50,680	256
* Keane, Inc.	18,674	254
* ViaSat, Inc.	7,691	254
* Vignette Corp.	13,645	253
infoUSA Inc.	25,894	249
* Corillian Corp.	49,681	248
Syntel, Inc.	7,067	245
NIC Inc.	45,561	244
* Dot Hill Systems Corp.	65,546	239
* FalconStor Software, Inc.	22,918	239
* Captaris Inc.	40,635	235
* Internet Capital Group Inc.	21,979	235
* Carreker Corp.	29,300	235
* Global Cash Access, Inc.	14,061	235
* Quantum Corp.	86,887	235
* NetRatings, Inc.	11,224	233
* eSPEED, Inc. Class A	24,343	231
* Entrust, Inc.	56,524	228
* Autobytel Inc.	64,021	227
* Cray, Inc.	16,274	224
* Airspan Networks Inc.	58,800	223
* Answerthink Consulting Group, Inc.	67,945	222
* SonicWALL, Inc.	26,518	222
* Bell Microproducts Inc.	34,630	222
MAXIMUS, Inc.	6,397	221
* Digimarc Corp.	21,785	220
* Mastec Inc.	19,935	219
Inter-Tel, Inc.	9,256	219
Bel Fuse, Inc. Class B	5,554	215
* Stratasys, Inc.	5,017	214
*^ SunPower Corp. Class A	4,700	214
* Synaptics Inc.	8,294	212
* Kulicke&Soffa Industries, Inc.	22,920	212
* Bottomline Technologies, Inc.	19,389	211
* Mercury Computer Systems, Inc.	15,053	209
* Gateway, Inc.	94,677	207
* Infocrossing, Inc.	13,800	205
* EPIQ Systems, Inc.	9,946	203
*^ Bankrate, Inc.	5,740	202
* Powerwave Technologies, Inc.	35,543	202
* Callidus Software Inc.	26,935	202
* Silicon Image, Inc.	24,731	202
* Avici Systems Inc.	17,491	200
^ Heartland Payment Systems, Inc.	8,443	200
* Novatel Wireless, Inc.	12,398	199
* Rackable Systems Inc.	11,715	199
* Virage Logic Corp.	26,890	196
* MapInfo Corp.	9,705	195
* ScanSource, Inc.	7,269	195
* FSI International, Inc.	43,508	194
* Photronics Inc.	12,399	193
* Newport Corp.	11,757	192
* Hutchinson Technology, Inc.	8,211	192
* Ditech Networks Inc.	23,368	190
* TriQuint Semiconductor, Inc.	37,777	189
* Centillium Communications, Inc.	97,949	188
* Applied Digital Solutions, Inc.	119,241	187
* Genesis Microchip Inc.	19,960	185
* MRV Communications Inc.	52,172	185
* Catapult Communications Corp.	18,877	184
* Ceva, Inc.	25,376	183
Methode Electronics, Inc. Class A	12,094	179
*^ American Technology Corp.	44,535	177
* Silicon Storage Technology, Inc.	35,796	176
* Sapient Corp.	25,713	176
*^ Bookham, Inc.	77,280	175
* Safeguard Scientifics, Inc.	59,067	175
* LTX Corp.	28,530	175
* Packeteer, Inc.	14,042	174
* California Micro Devices Corp.	36,805	172
TheStreet.com, Inc.	13,902	170
* FARO Technologies, Inc.	5,833	168
* OSI Systems Inc.	6,300	167
* Oplink Communications, Inc.	9,258	166
* Hypercom Corp.	27,906	166
* Tyler Technologies, Inc.	12,984	165
* Exar Corp.	12,415	164
Integral Systems, Inc.	6,751	163
* Integrated Silicon Solution, Inc.	29,058	162
* MIPS Technologies, Inc.	18,092	162
* Immersion Corp.	17,306	156
* SI International Inc.	5,420	156
* Carrier Access Corp.	30,354	155
* Standard Microsystem Corp.	5,064	155
* Calamp Corp.	17,880	154
* Credence Systems Corp.	46,335	153
* Veeco Instruments, Inc.	7,829	153
* Loral Space and Communications Ltd.	3,000	153
* Aware, Inc.	24,278	151
* Keynote Systems Inc.	11,108	149
* The Ultimate Software Group, Inc.	5,596	147
* The Knot, Inc.	6,800	146
* Radiant Systems, Inc.	11,203	146
* Nu Horizons Electronics Corp.	13,756	145
* Sirenza Microdevices, Inc.	16,775	145
* Kopin Corp.	42,051	142
* Intevac, Inc.	5,373	142
* Rudolph Technologies, Inc.	8,040	140
* iGATE Corp.	16,986	140
* Sykes Enterprises, Inc.	7,647	139
* CyberOptics Corp.	9,900	138
* Computer Task Group, Inc.	30,611	138
* Hifn, Inc.	22,630	137
* RadiSys Corp.	8,349	136
* Interactive Intelligence Inc.	8,782	134
* Leadis Technology Inc.	31,952	128
* Multi-Fineline Electronix, Inc.	8,280	127
* Concurrent Computer Corp.	80,810	127
Startek, Inc.	12,679	124
* ESS Technology, Inc.	96,286	123
* Online Resources Corp.	10,489	120
* 24/7 Real Media, Inc.	14,940	120
* Comtech Group Inc.	6,800	119
* SYNNEX Corp.	5,567	118
* Planar Systems, Inc.	13,595	118
* Omniture, Inc.	6,300	115
* Mindspeed Technologies, Inc.	51,769	112
* Hittite Microwave Corp.	2,782	112
* EMS Technologies, Inc.	5,781	111
Marchex, Inc.	7,260	111
* webMethods, Inc.	15,276	110
* Iomega Corp.	29,208	110
* PC-Tel, Inc.	10,696	109
* AuthentiDate Holding Corp.	74,876	109
* Universal Display Corp.	7,162	108
* DDi Corp.	15,796	108
* LoJack Corp.	5,692	108
* Measurement Specialties, Inc.	4,699	106
* Neoware Systems, Inc.	10,380	105
* Embarcadero Technologies, Inc.	14,862	103
* Lionbridge Technologies, Inc.	19,947	102
* Endwave Corp.	8,501	101
* Magma Design Automation, Inc.	8,432	101
* VASCO Data Security International, Inc.	5,627	101
* Cherokee International Corp.	17,602	99
* PLX Technology, Inc.	10,154	99
* KVH Industries, Inc.	10,605	99
* TTM Technologies, Inc.	10,359	99
* Mattson Technology, Inc.	10,805	98
* LookSmart, Ltd.	24,938	96
* Jupitermedia Corp.	14,402	95
*^ Access Intergrated Technologies Inc.	17,482	95
* Zygo Corp.	5,843	94
* Digi International, Inc.	7,353	93
* SupportSoft, Inc.	16,556	93
* IXYS Corp.	9,068	93
* Smith Micro Software, Inc.	4,957	92
* Symmetricom Inc.	11,037	92
* Lightbridge, Inc.	5,194	91
* TNS Inc.	5,391	87
* Ixia	9,292	86
* Sonic Solutions, Inc.	6,082	86
* Web.com, Inc.	19,553	86
* Supertex, Inc.	2,569	85
* Merix Corp.	10,154	83
* S1 Corp.	13,548	81
* Saba Software, Inc.	12,394	81
* Tumbleweed Communications Corp.	26,360	81
* iPass Inc.	16,000	80
* Analysts International Corp.	39,721	77
X-Rite Inc.	5,944	77
* TranSwitch Corp.	48,177	77
* Netlogic Microsystems Inc.	2,877	77
* SRS Labs, Inc.	5,440	76
* SeaChange International, Inc.	9,174	75
* Liquidity Services, Inc.	4,372	74
* Pericom Semiconductor Corp.	7,354	72
* Atari, Inc.	21,698	72
* Presstek, Inc.	11,795	71
* Lasercard Corp.	6,023	71
* Ultratech, Inc.	5,205	71
* VA Software Corp.	17,362	70
Keithley Instruments Inc.	4,560	70
* Excel Technology, Inc.	2,500	68
* Glenayre Technologies, Inc.	31,342	68
* Lantronix, Inc.	41,675	67
*^ On2 Technologies, Inc.	40,965	66
*^ ParkerVision, Inc.	4,988	66
* InterVoice, Inc.	9,898	66
* PDF Solutions, Inc.	5,752	65
* Network Equipment Technologies, Inc.	6,385	62
* MoSys, Inc.	7,328	62
*^ Convera Corp.	18,069	57
* Photon Dynamics, Inc.	4,454	56
Bel Fuse, Inc. Class A	1,477	56
* Phoenix Technologies Ltd.	8,907	56
* COMARCO, Inc.	6,117	56
* Napster, Inc.	13,110	54
* OPNET Technologies, Inc.	3,982	54
* Monolithic Power Systems	4,100	53
Pegasystems Inc.	5,321	49
* Smart Modular Technologies Inc.	3,739	48
* MTI Technology Corp.	59,209	47
* Rainmaker Systems, Inc.	5,490	46
* SigmaTel Inc.	14,412	45
* Tollgrade Communications, Inc.	3,588	45
* InFocus Corp.	15,912	45
* TechTeam Global, Inc.	3,342	42
* Dynamics Research Corp.	3,652	42
QAD Inc.	4,461	41
* Sumtotal Systems Inc.	4,884	39
* White Electronic Designs Corp.	5,637	38
* EFJ, Inc.	7,007	37
* Interlink Electronics Inc.	11,331	35
* NMS Communications Corp.	19,521	35
* Miva Inc.	9,139	35
*^ Digital Angel Corp.	17,400	35
* Zhone Technologies	27,876	35
Renaissance Learning, Inc.	2,613	34
* Edgewater Technology, Inc.	4,077	34
* Pixelworks, Inc.	20,582	34
* Applied Innovation Inc.	9,918	33
* QuickLogic Corp.	11,838	33
* Ness Technologies Inc.	2,400	31
* Terremark Worldwide, Inc.	3,666	30
* BSQUARE Corp.	6,649	29
* PAR Technology Corp.	2,900	29
* PLATO Learning, Inc.	6,460	27
* Westell Technologies, Inc.	12,309	27
* Globecomm Systems, Inc.	2,384	26
* RAE Systems, Inc.	8,627	25
* Transmeta Corp.	42,916	24
* Optical Communication Products, Inc.	18,229	24
Computer Horizons Corp.	32,442	24
* i2 Technologies, Inc.	1,000	24
* LoopNet, Inc.	1,400	24
*^ Research Frontiers, Inc.	2,434	23
* Eagles Test Systems, Inc.	1,400	23
* Intraware, Inc.	3,975	22
* SCM Microsystems, Inc.	5,161	22
* ePlus Inc.	1,996	21
* Network Engines, Inc.	10,019	20
* SM&A Corp.	2,694	19
* PC Connection, Inc.	1,335	19
* Mechanical Technology Inc.	11,586	18
* Nanometrics Inc.	2,500	17
* Kintera Inc.	9,849	17
* LivePerson, Inc.	2,095	17
* eLoyalty Corp.	859	16
* Mobius Management Systems, Inc.	2,203	16
* Selectica, Inc.	8,094	16
* NetScout Systems, Inc.	1,596	14
* Volterra Semiconductor Corp.	1,100	14
Imergent, Inc.	667	13
* Applix, Inc.	956	13
* OpenTV Corp.	5,200	13
* Rimage Corp.	483	13
Wayside Technology Group Inc.	920	13
* WJ Communications, Inc.	7,146	12
* The SCO Group, Inc.	13,225	11
* iBasis, Inc.	1,000	11
* Superconductor Technologies Inc.	6,394	11
* NVE Corp.	369	10
* Techwell, Inc.	800	10
* 8X8 Inc.	6,743	10
* Image Sensing Systems Inc.	541	10
* SpatiaLight, Inc.	24,245	9
* OYO Geospace Corp.	129	9
* Zix Corp.	4,904	9
* Quovadx, Inc.	3,315	8
* Moldflow Corp.	562	8
* Ramtron International Corp.	3,117	8
* Telular Corp.	2,339	8
* Semitool, Inc.	621	8
* Synplicity, Inc.	1,118	8
Richardson Electronics, Ltd.	816	8
* Spectrum Control, Inc.	610	8
* Sunrise Telecom Inc.	2,405	7
* Wave Systems Corp Class A	2,169	6
* TransAct Technologies Inc.	834	6
* I.D. Systems, Inc.	474	6
* Maxwell Technologies, Inc.	440	6
* Telecommunication Systems, Inc.	1,433	5
* Management Network Group Inc.	2,896	5
* GSE Systems, Inc.	784	5
* Evolving Systems, Inc.	2,413	5
* Therma-Wave Inc.	3,032	5
* Allen Organ Co. escrow shares	283	5
* BNS Holding Inc.	340	4
* STEC Inc.	607	4
* Mobility Electronics, Inc.	1,228	4
* Numerex Corp.	333	3
* Datalink Corp.	429	3
* LeCroy Corp.	387	3
* FOCUS Enhancements, Inc.	2,504	3
* Inforte Corp.	907	3
* Wireless Telecom Group, Inc.	1,279	3
Frequency Electronics, Inc.	283	3
* Technology Solutions Co.	391	3
* Viewpoint Corp.	6,086	3
* Tut Systems, Inc.	2,266	3
* Cosine Communications, Inc.	623	2
* Verso Technologies, Inc.	1,918	2
RF Industries, Ltd.	173	1
* Media 100 Inc.	1,614	0

		1,184,984

Materials (3.5%)
E.I. du Pont de Nemours&Co.	451,268	22,306
Dow Chemical Co.	468,686	21,494
Monsanto Co.	266,597	14,652
Alcoa Inc.	425,405	14,421
Freeport-McMoRan Copper&Gold, Inc. Class B	178,155	11,792
Praxair, Inc.	158,418	9,974
Nucor Corp.	148,297	9,659
Newmont Mining Corp. (Holding Co.)	220,940	9,277
Air Products&Chemicals, Inc.	108,185	8,001
Weyerhaeuser Co.	103,813	7,759
International Paper Co.	212,044	7,718
United States Steel Corp.	58,173	5,769
PPG Industries, Inc.	81,166	5,707
Vulcan Materials Co.	46,415	5,406
Allegheny Technologies Inc.	42,179	4,500
Ecolab, Inc.	92,453	3,975
Rohm&Haas Co.	69,650	3,602
Lyondell Chemical Co.	109,848	3,292
Temple-Inland Inc.	52,529	3,138
Martin Marietta Materials, Inc.	22,219	3,004
MeadWestvaco Corp.	88,933	2,743
Sigma-Aldrich Corp.	64,783	2,690
Eastman Chemical Co.	40,372	2,557
Sealed Air Corp.	79,332	2,507
* Domtar Corp.	254,704	2,371
Ball Corp.	48,757	2,236
* Pactiv Corp.	65,197	2,200
Celanese Corp. Series A	66,211	2,042
* The Mosaic Co.	75,296	2,007
* Crown Holdings, Inc.	80,387	1,966
* Owens-Illinois, Inc.	75,421	1,944
Steel Dynamics, Inc.	44,941	1,941
Ashland, Inc.	28,141	1,846
International Flavors&Fragrances, Inc.	37,869	1,788
Lubrizol Corp.	33,961	1,750
Sonoco Products Co.	46,563	1,750
Commercial Metals Co.	55,526	1,741
Bemis Co., Inc.	51,458	1,718
Nalco Holding Co.	70,193	1,678
Albemarle Corp.	39,814	1,646
Florida Rock Industries, Inc.	24,428	1,644
* Titanium Metals Corp.	43,700	1,568
Airgas, Inc.	34,381	1,449
Reliance Steel&Aluminum Co.	29,766	1,441
Carpenter Technology Corp.	11,926	1,440
Cabot Corp.	29,710	1,418
* Smurfit-Stone Container Corp.	125,375	1,412
RPM International, Inc.	59,009	1,363
FMC Corp.	18,011	1,359
Chaparral Steel Co.	22,864	1,330
Valspar Corp.	47,736	1,329
Chemtura Corp.	119,082	1,302
Cleveland-Cliffs Inc.	20,324	1,301
* AK Steel Holding Corp.	54,238	1,269
Cytec Industries, Inc.	22,289	1,254
AptarGroup Inc.	17,034	1,140
Eagle Materials, Inc.	23,751	1,060
* RTI International Metals, Inc.	11,330	1,031
* Hercules, Inc.	52,770	1,031
Louisiana-Pacific Corp.	51,331	1,030
Scotts Miracle-Gro Co.	23,088	1,017
Packaging Corp. of America	40,911	998
Huntsman Corp.	48,968	935
Texas Industries, Inc.	11,718	885
* W.R. Grace&Co.	31,978	845
CF Industries Holdings, Inc.	21,681	836
H.B. Fuller Co.	29,479	804
* Terra Industries, Inc.	45,539	797
Quanex Corp.	18,331	776
^ Worthington Industries, Inc.	35,407	729
Bowater Inc.	27,658	659
Greif Inc. Class A	5,862	651
* OM Group, Inc.	14,536	649
* Century Aluminum Co.	13,810	647
Silgan Holdings, Inc.	12,188	623
Olin Corp.	36,358	616
* Coeur d'Alene Mines Corp.	135,809	558
* Brush Engineered Materials Inc.	11,043	535
Minerals Technologies, Inc.	8,399	522
MacDermid, Inc.	14,824	517
Compass Minerals International, Inc.	15,401	514
* Hecla Mining Co.	55,427	502
Spartech Corp.	15,995	469
AMCOL International Corp.	15,731	466
Metal Management, Inc.	10,042	464
Rock-Tenn Co.	13,318	442
Ryerson Tull, Inc.	10,979	435
Innospec, Inc.	7,544	435
Sensient Technologies Corp.	16,659	429
Ferro Corp.	19,664	425
Arch Chemicals, Inc.	13,290	415
* Headwaters Inc.	18,141	396
* Buckeye Technology, Inc.	28,980	376
^ American Vanguard Corp.	19,435	332
A.M. Castle&Co.	10,866	319
* Graphic Packaging Corp.	67,163	318
Neenah Paper Inc.	8,001	318
Glatfelter	20,463	305
*^ Calgon Carbon Corp.	36,675	305
Schnitzer Steel Industries, Inc. Class A	7,261	292
Royal Gold, Inc.	9,673	291
Steel Technologies, Inc.	9,620	285
*^ Zoltek Cos., Inc.	7,886	275
NewMarket Corp.	6,505	265
Chesapeake Corp. of Virginia	16,746	253
* Pioneer Cos., Inc.	9,043	250
Balchem Corp.	13,889	246
*^ Altair Nanotechnology	78,925	244
A. Schulman Inc.	10,064	237
Schweitzer-Mauduit International, Inc.	9,506	236
Wausau Paper Corp.	16,202	233
* Wheeling-Pittsburgh Corp.	9,668	229
* Northwest Pipe Co.	5,668	226
Gibraltar Industries Inc.	9,900	224
Myers Industries, Inc.	11,682	218
Georgia Gulf Corp.	12,829	208
NN, Inc.	16,355	204
* Apex Silver Mines Ltd.	15,700	203
* U.S. Energy Corp.	37,851	201
* U.S. Concrete, Inc.	25,423	199
* Rockwood Holdings, Inc.	6,879	190
Quaker Chemical Corp.	7,958	189
Deltic Timber Corp.	3,900	187
* Symyx Technologies, Inc.	10,375	184
* Stillwater Mining Co.	14,305	182
Westlake Chemical Corp.	6,419	174
*^ Nonophase Technologies Corp.	27,576	162
^ NL Industries, Inc.	14,666	160
* PolyOne Corp.	25,633	156
* Omnova Solutions Inc.	23,876	130
* Landec Corp.	8,318	118
* Caraustar Industries, Inc.	18,281	115
Wellman, Inc.	29,542	106
Stepan Co.	3,820	100
Tronox Inc. Class B	6,975	98
Hawkins, Inc.	5,949	88
* Material Sciences Corp.	8,512	85
* Mercer International Inc.	6,240	75
Penford Corp.	3,312	67
* Lesco, Inc.	4,527	65
Koppers Holdings, Inc.	2,200	56
* ADA-ES Inc	3,100	43
* Maxxam Inc.	1,178	35
* Constar International Inc.	3,090	27
Olympic Steel, Inc.	400	12
* AEP Industries, Inc.	273	12
* Webco Industries, Inc.	40	4

		272,841

Technology (0.0%)
* Sigmatron International, Inc.	723	6

		6

Telecommunication Services (3.4%)
AT&T Inc.	3,068,648	120,997
Verizon Communications Inc.	1,432,340	54,314
Sprint Nextel Corp.	1,362,704	25,837
Alltel Corp.	183,396	11,371
* American Tower Corp. Class A	208,813	8,133
* Qwest Communications International Inc.	798,329	7,177
* NII Holdings Inc.	68,324	5,068
Embarq Corp.	73,376	4,135
* Crown Castle International Corp.	110,180	3,540
Windstream Corp.	234,076	3,439
* Level 3 Communications, Inc.	542,454	3,309
Telephone&Data Systems, Inc.	44,088	2,629
Citizens Communications Co.	166,688	2,492
CenturyTel, Inc.	53,677	2,426
* Leap Wireless International, Inc.	25,405	1,676
* SBA Communications Corp.	43,810	1,295
* Time Warner Telecom Inc.	59,997	1,246
* NeuStar, Inc. Class A	32,934	937
* Cincinnati Bell Inc.	150,498	707
* Dobson Communications Corp.	75,998	653
Alaska Communications Systems Holdings, Inc.	32,157	474
* Cogent Communications Group, Inc.	19,190	453
* U.S. Cellular Corp.	6,140	451
Telephone&Data Systems, Inc. - Special Common Shares	6,906	386
* Cbeyond Inc.	11,700	343
FairPoint Communications, Inc.	17,120	329
Consolidated Communications Holdings, Inc.	13,871	276
* Centennial Communications Corp. Class A	31,425	259
CT Communications, Inc.	10,591	255
Atlantic Tele-Network, Inc.	9,000	235
* Premiere Global Services, Inc.	20,670	232
* InPhonic, Inc.	21,100	230
North Pittsburgh Systems, Inc.	10,514	229
* General Communication, Inc.	16,283	228
IDT Corp. Class B	19,858	225
D&E Communications, Inc.	15,841	211
USA Mobility, Inc.	10,400	207
Iowa Telecommunications Services Inc.	10,236	205
* iPCS, Inc.	4,108	201
Surewest Communications	7,622	190
* Arbinet Holdings, Inc.	29,474	186
*^ Covad Communications Group, Inc.	136,923	174
* LCC International, Inc. Class A	32,763	138
* Global Crossing Ltd.	4,876	134
Shenandoah Telecommunications Co.	2,610	123
* NTELOS Holdings Corp.	5,800	111
Hickory Tech Corp.	12,508	87
* Fibertower Corp.	15,455	80
*^ Vonage Holdings Corp.	22,300	77
* Wireless Facilities, Inc.	57,040	74
* Syniverse Holdings Inc.	5,581	59
* PAETEC Holding Corp	3,417	36
*^ Primus Telecommunications Group, Inc.	44,570	24
IDT Corp.	1,658	19
* Rural Cellular Corp. Class A	618	7
* Pac-West Telecom, Inc.	47,084	4
* Covista Communications, Inc.	3,805	3
* Suncom Wireless Holdings, Inc. Class A	1,925	3
* Metro One Telecommunications, Inc.	975	2
* Trinsic Inc.	39	0

		268,341

Utilities (3.9%)
Exelon Corp.	329,233	22,622
Dominion Resources, Inc.	173,595	15,410
TXU Corp.	214,287	13,736
Southern Co.	364,468	13,358
Duke Energy Corp.	616,841	12,516
FPL Group, Inc.	188,698	11,543
Entergy Corp.	101,573	10,657
Public Service Enterprise Group, Inc.	123,826	10,283
FirstEnergy Corp.	149,591	9,909
American Electric Power Co., Inc.	194,162	9,465
PG&E Corp.	174,162	8,407
Constellation Energy Group, Inc.	88,399	7,686
PPL Corp.	187,781	7,680
Edison International	151,898	7,463
Sempra Energy	115,834	7,067
* AES Corp.	325,886	7,013
Consolidated Edison Inc.	126,022	6,435
Progress Energy, Inc.	118,457	5,975
Ameren Corp.	101,127	5,087
* Mirant Corp.	125,662	5,084
Xcel Energy, Inc.	199,640	4,929
* NRG Energy, Inc.	58,937	4,246
DTE Energy Co.	87,450	4,189
* Allegheny Energy, Inc.	81,058	3,983
Questar Corp.	42,656	3,805
KeySpan Corp.	86,061	3,541
NiSource, Inc.	134,871	3,296
* Reliant Energy, Inc.	151,219	3,073
Wisconsin Energy Corp.	57,422	2,786
Pepco Holdings, Inc.	93,907	2,725
Equitable Resources, Inc.	56,332	2,722
CenterPoint Energy Inc.	145,870	2,617
Alliant Energy Corp.	57,167	2,562
Northeast Utilities	75,472	2,473
SCANA Corp.	55,070	2,377
Pinnacle West Capital Corp.	49,102	2,369
MDU Resources Group, Inc.	80,952	2,327
ONEOK, Inc.	51,452	2,315
Integrys Energy Group, Inc.	36,751	2,040
CMS Energy Corp.	109,300	1,946
* Sierra Pacific Resources	108,438	1,885
Energy East Corp.	76,999	1,876
NSTAR	52,503	1,844
* Dynegy, Inc.	196,646	1,821
TECO Energy, Inc.	103,608	1,783
OGE Energy Corp.	44,885	1,742
DPL Inc.	55,868	1,737
Energen Corp.	33,728	1,716
National Fuel Gas Co.	39,406	1,705
AGL Resources Inc.	38,437	1,642
Southern Union Co.	51,535	1,566
Puget Energy, Inc.	57,045	1,465
^ Aqua America, Inc.	64,980	1,459
UGI Corp. Holding Co.	51,641	1,379
Atmos Energy Corp.	43,041	1,346
Great Plains Energy, Inc.	39,979	1,297
PNM Resources Inc.	37,327	1,206
Westar Energy, Inc.	43,119	1,187
Vectren Corp.	38,475	1,100
Nicor Inc.	22,117	1,071
Hawaiian Electric Industries Inc.	40,023	1,040
Piedmont Natural Gas, Inc.	37,011	976
ITC Holdings Corp.	19,805	857
Southwest Gas Corp.	20,428	794
Duquesne Light Holdings, Inc.	39,871	789
* Aquila, Inc.	184,353	771
WGL Holdings Inc.	23,927	765
Cleco Corp.	28,464	735
IDACORP, Inc.	21,149	716
ALLETE, Inc.	15,219	710
New Jersey Resources Corp.	13,721	687
Black Hills Corp.	17,962	660
UniSource Energy Corp.	17,358	652
Avista Corp.	25,780	625
NorthWestern Corp.	17,489	620
Northwest Natural Gas Co.	13,417	613
* El Paso Electric Co.	23,157	610
South Jersey Industries, Inc.	15,530	591
Otter Tail Corp.	14,786	506
American States Water Co.	12,227	451
SJW Corp.	10,503	425
Empire District Electric Co.	14,959	371
CH Energy Group, Inc.	6,764	329
The Laclede Group, Inc.	10,472	325
Southwest Water Co.	19,686	284
Ormat Technologies Inc.	6,580	276
UIL Holdings Corp.	7,937	275
Cascade Natural Gas Corp.	10,287	271
California Water Service Group	6,568	252
Portland General Electric Co.	8,560	250
MGE Energy, Inc.	6,839	243
Central Vermont Public Service Corp.	8,238	237
Connecticut Water Services, Inc.	8,634	208
Green Mountain Power Corp.	4,551	159
* Cadiz Inc.	4,500	114
Chesapeake Utilities Corp.	3,546	110
EnergySouth, Inc.	2,472	104
Consolidated Water Co., Ltd.	3,400	81
Middlesex Water Co.	3,962	73
* Maine&Maritimes Corp.	2,124	40
Unitil Corp.	788	21
* SEMCO Energy, Inc.	776	6

		307,166

Total Common Stocks
(Cost $6,990,180)		7,821,945

Temporary Cash Investments (0.9%)

Money Market Fund (0.9%)

[1] Vanguard Market Liquidity Fund, 5.288%	73,474,535	73,474

	Face
	Amount
	($000)

U.S. Agency Obligation (0.0%)
[2] Federal National Mortgage Assn
[3] 5.215%, 4/9/07	2,000	1,998

Total Temporary Cash Investments
(Cost $75,472)		75,472

Total Investments (100.5%)
(Cost $7,065,652)		7,897,417

Other Assets and Liabilities - Net (-0.5%)		(42,319)

Net Assets (100%)		7,855,098

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3	Securities with a value of $1,998,000 have been segregated as initial margin for open futures contracts.
REIT	- Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2007, the cost of investment securities for tax purposes was $7,065,652,000. Net unrealized appreciation of investment securities for tax purposes was $831,765,000, consisting of unrealized gains of $956,912,000 on securities that had risen in value since their purchase and $125,147,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.6%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At March 31, 2007, the aggregate settlement value of open futures contracts expiring in June 2007, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	48	17,174	154
Russell 2000 Index	14	5,656	85
E-mini S&P 500 Index	77	5,510	49
S&P MidCap 400 Index	2	856	11

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Institutional Total Bond Market Index Fund
Schedule of Investments
March 31, 2007

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (67.6%)

U.S. Government Securities (23.3%)
U.S. Treasury Bond	3.625%	5/15/2013	175	166
U.S. Treasury Bond	12.000%	8/15/2013	2,500	2,738
U.S. Treasury Bond	13.250%	5/15/2014	750	880
U.S. Treasury Bond	4.000%	2/15/2015	22,500	21,568
U.S. Treasury Bond	11.250%	2/15/2015	175	251
U.S. Treasury Bond	10.625%	8/15/2015	11,085	15,644
U.S. Treasury Bond	9.875%	11/15/2015	11,000	15,048
U.S. Treasury Bond	9.250%	2/15/2016	75	100
U.S. Treasury Bond	7.250%	5/15/2016	18,490	21,997
U.S. Treasury Bond	7.500%	11/15/2016	50	61
U.S. Treasury Bond	8.750%	5/15/2017	2,850	3,767
U.S. Treasury Bond	8.875%	8/15/2017	50,165	67,072
U.S. Treasury Bond	9.125%	5/15/2018	125	172
U.S. Treasury Bond	9.000%	11/15/2018	25	34
U.S. Treasury Bond	8.875%	2/15/2019	225	307
U.S. Treasury Bond	8.125%	8/15/2019	630	823
U.S. Treasury Bond	8.500%	2/15/2020	8,775	11,827
U.S. Treasury Bond	8.750%	5/15/2020	1,090	1,499
U.S. Treasury Bond	8.750%	8/15/2020	48,300	66,601
U.S. Treasury Bond	7.875%	2/15/2021	1,180	1,533
U.S. Treasury Bond	8.125%	5/15/2021	110	146
U.S. Treasury Bond	8.125%	8/15/2021	26,250	34,929
U.S. Treasury Bond	8.000%	11/15/2021	205	271
U.S. Treasury Bond	7.625%	11/15/2022	220	285
U.S. Treasury Bond	6.250%	8/15/2023	25	29
U.S. Treasury Bond	7.625%	2/15/2025	26,975	35,544
U.S. Treasury Bond	6.875%	8/15/2025	3,975	4,901
U.S. Treasury Bond	6.750%	8/15/2026	18,820	23,055
U.S. Treasury Bond	6.500%	11/15/2026	50	60
U.S. Treasury Bond	6.625%	2/15/2027	30	36
U.S. Treasury Bond	6.375%	8/15/2027	27,525	32,596
U.S. Treasury Bond	5.500%	8/15/2028	900	968
U.S. Treasury Bond	5.250%	11/15/2028	100	104
U.S. Treasury Bond	5.250%	2/15/2029	75	78
U.S. Treasury Bond	6.125%	8/15/2029	11,560	13,442
U.S. Treasury Bond	6.250%	5/15/2030	330	391
U.S. Treasury Bond	5.375%	2/15/2031	10,790	11,500
U.S. Treasury Bond	4.500%	2/15/2036	125	118
U.S. Treasury Note	4.000%	9/30/2007	500	497
U.S. Treasury Note	4.625%	2/29/2008	20,500	20,445
U.S. Treasury Note	4.625%	3/31/2008	6,675	6,656
U.S. Treasury Note	4.875%	4/30/2008	6,725	6,724
U.S. Treasury Note	2.625%	5/15/2008	28,725	28,034
U.S. Treasury Note	3.750%	5/15/2008	875	864
U.S. Treasury Note	4.875%	5/31/2008	53,350	53,375
U.S. Treasury Note	5.125%	6/30/2008	68,135	68,380
U.S. Treasury Note	5.000%	7/31/2008	18,650	18,697
U.S. Treasury Note	4.875%	8/31/2008	41,275	41,320
U.S. Treasury Note	4.625%	9/30/2008	24,905	24,862
U.S. Treasury Note	3.125%	10/15/2008	225	220
U.S. Treasury Note	4.875%	10/31/2008	5,975	5,987
U.S. Treasury Note	3.375%	11/15/2008	525	514
U.S. Treasury Note	4.375%	11/15/2008	11,100	11,043
U.S. Treasury Note	4.750%	11/15/2008	775	775
U.S. Treasury Note	4.750%	12/31/2008	11,450	11,466
U.S. Treasury Note	3.250%	1/15/2009	31,250	30,498
U.S. Treasury Note	4.875%	1/31/2009	2,625	2,635
U.S. Treasury Note	3.000%	2/15/2009	1,995	1,936
U.S. Treasury Note	4.500%	2/15/2009	13,050	13,015
U.S. Treasury Note	3.125%	4/15/2009	625	607
U.S. Treasury Note	3.875%	5/15/2009	11,695	11,523
U.S. Treasury Note	4.875%	5/15/2009	16,325	16,412
U.S. Treasury Note	4.000%	6/15/2009	5,450	5,383
U.S. Treasury Note	3.625%	7/15/2009	25,300	24,778
U.S. Treasury Note	3.500%	8/15/2009	40,475	39,501
U.S. Treasury Note	4.875%	8/15/2009	11,625	11,700
U.S. Treasury Note	6.000%	8/15/2009	26,725	27,556
U.S. Treasury Note	3.375%	10/15/2009	16,040	15,586
U.S. Treasury Note	4.625%	11/15/2009	10,925	10,940
U.S. Treasury Note	3.500%	12/15/2009	1,050	1,022
U.S. Treasury Note	3.625%	1/15/2010	8,950	8,733
U.S. Treasury Note	3.500%	2/15/2010	12,950	12,588
U.S. Treasury Note	6.500%	2/15/2010	21,685	22,807
U.S. Treasury Note	4.000%	3/15/2010	17,500	17,240
U.S. Treasury Note	4.000%	4/15/2010	6,025	5,932
U.S. Treasury Note	3.875%	5/15/2010	1,150	1,128
U.S. Treasury Note	4.125%	8/15/2010	66,580	65,737
U.S. Treasury Note	4.500%	11/15/2010	320	320
U.S. Treasury Note	4.375%	12/15/2010	12,730	12,662
U.S. Treasury Note	4.250%	1/15/2011	5,205	5,154
U.S. Treasury Note	4.500%	2/28/2011	25,150	25,115
U.S. Treasury Note	4.750%	3/31/2011	16,175	16,296
U.S. Treasury Note	4.875%	4/30/2011	44,225	44,757
U.S. Treasury Note	4.875%	5/31/2011	3,000	3,037
U.S. Treasury Note	5.125%	6/30/2011	375	383
U.S. Treasury Note	4.875%	7/31/2011	13,650	13,825
U.S. Treasury Note	4.500%	9/30/2011	25,965	25,920
U.S. Treasury Note	4.500%	11/30/2011	2,100	2,096
U.S. Treasury Note	4.625%	12/31/2011	175	176
U.S. Treasury Note	4.750%	1/31/2012	2,500	2,521
U.S. Treasury Note	4.625%	2/29/2012	135	135
U.S. Treasury Note	4.000%	11/15/2012	25	24
U.S. Treasury Note	3.875%	2/15/2013	36,780	35,521
U.S. Treasury Note	4.250%	8/15/2013	63,825	62,728
U.S. Treasury Note	4.250%	11/15/2013	2,825	2,772
U.S. Treasury Note	4.000%	2/15/2014	7,165	6,911
U.S. Treasury Note	4.750%	5/15/2014	3,475	3,506
U.S. Treasury Note	4.250%	8/15/2014	52,350	51,164
U.S. Treasury Note	4.500%	11/15/2015	54,925	54,359
U.S. Treasury Note	4.875%	8/15/2016	75	76

				1,407,115

Agency Bonds and Notes (9.6%)
Agency for International Development-Egypt (U.S. Government Guaranteed)	4.450%	9/15/2015	800	775
1 Federal Farm Credit Bank	3.375%	7/15/2008	625	612
1 Federal Farm Credit Bank	3.750%	1/15/2009	725	710
1 Federal Farm Credit Bank	4.125%	4/15/2009	350	345
1 Federal Farm Credit Bank	5.375%	7/18/2011	2,550	2,604
1 Federal Farm Credit Bank	4.875%	12/16/2015	800	793
1 Federal Farm Credit Bank	5.125%	8/25/2016	2,225	2,240
1 Federal Farm Credit Bank	4.875%	1/17/2017	1,150	1,133
1 Federal Home Loan Bank	5.125%	4/16/2008	1,650	1,652
1 Federal Home Loan Bank	4.125%	4/18/2008	8,350	8,272
1 Federal Home Loan Bank	5.125%	6/13/2008	11,975	11,985
1 Federal Home Loan Bank	5.125%	6/18/2008	3,900	3,904
1 Federal Home Loan Bank	5.125%	8/8/2008	2,000	2,004
1 Federal Home Loan Bank	3.875%	8/22/2008	5,000	4,925
1 Federal Home Loan Bank	5.800%	9/2/2008	1,000	1,011
1 Federal Home Loan Bank	5.865%	9/2/2008	2,800	2,832
1 Federal Home Loan Bank	5.000%	2/20/2009	15,000	15,032
1 Federal Home Loan Bank	5.375%	7/17/2009	2,100	2,124
1 Federal Home Loan Bank	5.000%	9/18/2009	27,500	27,605
1 Federal Home Loan Bank	6.500%	11/13/2009	1,300	1,352
1 Federal Home Loan Bank	5.000%	12/11/2009	625	627
1 Federal Home Loan Bank	3.875%	1/15/2010	1,850	1,807
1 Federal Home Loan Bank	4.375%	3/17/2010	3,000	2,965
1 Federal Home Loan Bank	7.625%	5/14/2010	6,125	6,617
1 Federal Home Loan Bank	5.375%	8/19/2011	5,300	5,410
1 Federal Home Loan Bank	4.875%	11/18/2011	10,100	10,113
1 Federal Home Loan Bank	5.750%	5/15/2012	1,525	1,587
1 Federal Home Loan Bank	5.375%	6/14/2013	1,000	1,025
1 Federal Home Loan Bank	5.125%	8/14/2013	9,775	9,882
1 Federal Home Loan Bank	4.500%	9/16/2013	7,100	6,932
1 Federal Home Loan Bank	5.250%	6/18/2014	6,100	6,242
1 Federal Home Loan Bank	5.375%	5/18/2016	5,575	5,725
1 Federal Home Loan Bank	5.625%	6/13/2016	350	363
1 Federal Home Loan Bank	5.250%	12/11/2020	2,025	2,046
1 Federal Home Loan Bank	5.500%	7/15/2036	3,000	3,092
1 Federal Home Loan Mortgage Corp.	5.750%	4/15/2008	5,350	5,386
1 Federal Home Loan Mortgage Corp.	3.875%	6/15/2008	28,600	28,213
1 Federal Home Loan Mortgage Corp.	4.625%	12/19/2008	5,000	4,978
1 Federal Home Loan Mortgage Corp.	4.875%	2/17/2009	10,000	10,003
1 Federal Home Loan Mortgage Corp.	5.250%	5/21/2009	18,600	18,755
1 Federal Home Loan Mortgage Corp.	6.625%	9/15/2009	2,875	2,995
1 Federal Home Loan Mortgage Corp.	7.000%	3/15/2010	4,500	4,769
1 Federal Home Loan Mortgage Corp.	4.125%	7/12/2010	23,214	22,738
1 Federal Home Loan Mortgage Corp.	6.875%	9/15/2010	2,691	2,865
1 Federal Home Loan Mortgage Corp.	4.750%	1/18/2011	3,350	3,342
1 Federal Home Loan Mortgage Corp.	6.000%	6/15/2011	9,700	10,118
1 Federal Home Loan Mortgage Corp.	5.250%	7/18/2011	13,000	13,202
1 Federal Home Loan Mortgage Corp.	5.750%	1/15/2012	10,000	10,379
1 Federal Home Loan Mortgage Corp.	5.125%	7/15/2012	3,600	3,645
1 Federal Home Loan Mortgage Corp.	4.500%	1/15/2013	1,975	1,936
1 Federal Home Loan Mortgage Corp.	4.500%	7/15/2013	1,325	1,296
1 Federal Home Loan Mortgage Corp.	4.875%	11/15/2013	10,350	10,322
1 Federal Home Loan Mortgage Corp.	5.000%	7/15/2014	14,650	14,709
1 Federal Home Loan Mortgage Corp.	4.750%	1/19/2016	9,000	8,846
1 Federal Home Loan Mortgage Corp.	5.125%	10/18/2016	2,000	2,017
1 Federal Home Loan Mortgage Corp.	5.000%	12/14/2018	3,159	3,101
1 Federal Home Loan Mortgage Corp.	6.750%	9/15/2029	1,000	1,193
1 Federal Home Loan Mortgage Corp.	6.750%	3/15/2031	7,989	9,536
1 Federal Home Loan Mortgage Corp.	6.250%	7/15/2032	227	258
1 Federal National Mortgage Assn	4.875%	4/10/2008	13,375	13,354
1 Federal National Mortgage Assn	6.000%	5/15/2008	13,275	13,411
1 Federal National Mortgage Assn	3.875%	7/15/2008	11,800	11,637
1 Federal National Mortgage Assn	4.500%	10/15/2008	13,700	13,611
1 Federal National Mortgage Assn	3.375%	12/15/2008	6,950	6,780
1 Federal National Mortgage Assn	5.250%	1/15/2009	10,775	10,845
1 Federal National Mortgage Assn	4.875%	4/15/2009	18,750	18,772
1 Federal National Mortgage Assn	4.250%	5/15/2009	12,700	12,550
1 Federal National Mortgage Assn	6.375%	6/15/2009	3,775	3,896
1 Federal National Mortgage Assn	6.625%	9/15/2009	9,015	9,388
1 Federal National Mortgage Assn	7.250%	1/15/2010	5,105	5,425
1 Federal National Mortgage Assn	4.125%	5/15/2010	1,000	980
1 Federal National Mortgage Assn	4.250%	8/15/2010	8,000	7,860
1 Federal National Mortgage Assn	6.625%	11/15/2010	900	953
1 Federal National Mortgage Assn	6.250%	2/1/2011	400	418
1 Federal National Mortgage Assn	5.125%	4/15/2011	2,250	2,274
1 Federal National Mortgage Assn	6.000%	5/15/2011	5,000	5,206
1 Federal National Mortgage Assn	5.000%	10/15/2011	1,850	1,861
1 Federal National Mortgage Assn	6.125%	3/15/2012	12,875	13,588
1 Federal National Mortgage Assn	4.375%	9/15/2012	1,625	1,589
1 Federal National Mortgage Assn	4.750%	2/21/2013	500	496
1 Federal National Mortgage Assn	4.375%	3/15/2013	925	901
1 Federal National Mortgage Assn	4.625%	5/1/2013	2,875	2,820
1 Federal National Mortgage Assn	4.625%	10/15/2013	15,650	15,435
1 Federal National Mortgage Assn	5.125%	1/2/2014	550	555
1 Federal National Mortgage Assn	5.000%	4/15/2015	2,000	2,002
1 Federal National Mortgage Assn	4.375%	10/15/2015	5,000	4,788
1 Federal National Mortgage Assn	5.250%	9/15/2016	4,225	4,300
1 Federal National Mortgage Assn	4.875%	12/15/2016	4,700	4,647
1 Federal National Mortgage Assn	5.000%	2/13/2017	2,700	2,693
1 Federal National Mortgage Assn	7.125%	1/15/2030	2,100	2,609
1 Federal National Mortgage Assn	7.250%	5/15/2030	9,900	12,422
1 Federal National Mortgage Assn	6.625%	11/15/2030	5,450	6,431
Private Export Funding Corp.	7.200%	1/15/2010	2,375	2,517
State of Israel (U.S. Government Guaranteed)	5.500%	9/18/2023	450	463
State of Israel (U.S. Government Guaranteed)	5.500%	12/4/2023	350	356
State of Israel (U.S. Government Guaranteed)	5.500%	4/26/2024	225	227
1 Tennessee Valley Auth	5.375%	11/13/2008	1,075	1,083
1 Tennessee Valley Auth	5.625%	1/18/2011	4,000	4,104
1 Tennessee Valley Auth	7.125%	5/1/2030	3,375	4,199
1 Tennessee Valley Auth	4.650%	6/15/2035	850	771
1 Tennessee Valley Auth	5.375%	4/1/2056	1,575	1,587

				580,749

Mortgage-Backed Securities (34.7%)
Conventional Mortgage-Backed Securities (33.9%)
1,2Federal Home Loan Mortgage Corp.	4.000%	7/1/2008-12/1/2020	23,370	22,279
1,2Federal Home Loan Mortgage Corp.	4.500%	3/1/2008-10/1/2035	95,698	92,184
1,2Federal Home Loan Mortgage Corp.	5.000%	6/1/2007-3/1/2037	225,385	219,369
1,2Federal Home Loan Mortgage Corp.	5.500%	4/1/2007-3/1/2037	262,143	259,948
1,2Federal Home Loan Mortgage Corp.	6.000%	4/1/2013-1/1/2037	135,798	137,103
1,2Federal Home Loan Mortgage Corp.	6.500%	1/1/2008-10/1/2036	45,943	47,059
1,2Federal Home Loan Mortgage Corp.	7.000%	2/1/2011-9/1/2036	20,562	21,238
1,2Federal Home Loan Mortgage Corp.	7.500%	10/1/2012-2/1/2032	597	615
1,2Federal Home Loan Mortgage Corp.	8.000%	6/1/2012-11/1/2031	406	421
1,2Federal Home Loan Mortgage Corp.	8.500%	6/1/2025-5/1/2030	194	204
1,2Federal Home Loan Mortgage Corp.	9.000%	2/1/2025-9/1/2030	15	16
1,2Federal Home Loan Mortgage Corp.	9.500%	2/1/2025	1	1
1,2Federal National Mortgage Assn	4.000%	9/1/2010-6/1/2019	19,786	18,813
1,2Federal National Mortgage Assn	4.500%	6/1/2010-9/1/2035	91,285	87,781
1,2Federal National Mortgage Assn	5.000%	9/1/2009-1/1/2037	309,277	300,910
1,2Federal National Mortgage Assn	5.500%	5/1/2009-2/1/2037	347,315	344,449
1,2Federal National Mortgage Assn	5.750%	3/1/2037	6,732	6,806
1,2Federal National Mortgage Assn	6.000%	11/1/2008-12/1/2036	202,955	204,845
1,2Federal National Mortgage Assn	6.500%	1/1/2012-12/1/2036	62,742	64,151
1,2Federal National Mortgage Assn	7.000%	7/1/2014-4/1/2037	11,364	11,761
1,2Federal National Mortgage Assn	7.500%	11/1/2011-10/1/2031	1,333	1,381
1,2Federal National Mortgage Assn	8.000%	12/1/2029-6/1/2031	190	196
1,2Federal National Mortgage Assn	8.500%	4/1/2030-4/1/2031	73	77
1,2Federal National Mortgage Assn	9.000%	8/1/2030	4	4
1,2Federal National Mortgage Assn	9.500%	11/1/2025	7	8
2 Government National Mortgage Assn	4.000%	9/15/2018	147	141
2 Government National Mortgage Assn	4.500%	8/15/2018-1/15/2036	6,333	6,061
2 Government National Mortgage Assn	5.000%	2/15/2018-2/20/2037	43,736	42,607
2 Government National Mortgage Assn	5.500%	2/15/2017-2/20/2037	75,429	75,013
2 Government National Mortgage Assn	6.000%	9/15/2013-2/20/2037	54,469	55,124
2 Government National Mortgage Assn	6.500%	5/15/2013-9/20/2036	23,566	24,157
2 Government National Mortgage Assn	7.000%	10/15/2010-9/15/2036	7,488	7,781
2 Government National Mortgage Assn	7.500%	5/15/2023-10/15/2031	440	459
2 Government National Mortgage Assn	8.000%	7/15/2025-11/15/2030	474	497
2 Government National Mortgage Assn	8.500%	12/15/2024-7/15/2030	27	29
2 Government National Mortgage Assn	9.000%	5/15/2025-9/15/2030	16	17
2 Government National Mortgage Assn	9.500%	11/15/2017	13	14
Nonconventional Mortgage-Backed Securities (0.8%)
1,2Federal Home Loan Mortgage Corp.	4.669%	12/1/2035	3,689	3,651
1,2Federal Home Loan Mortgage Corp.	4.787%	7/1/2035	5,061	5,006
1,2Federal Home Loan Mortgage Corp.	5.435%	3/1/2037	2,000	2,000
1,2Federal National Mortgage Assn	4.425%	8/1/2035	5,500	5,460
1,2Federal National Mortgage Assn	4.780%	4/1/2036	5,503	5,504
1,2Federal National Mortgage Assn	5.670%	3/1/2037	2,750	2,781
1,2Federal National Mortgage Assn	5.676%	1/1/2037	2,726	2,754
1,2Federal National Mortgage Assn	5.700%	3/1/2037	7,498	7,576
1,2Federal National Mortgage Assn	5.707%	2/1/2037	5,416	5,476
1,2Federal National Mortgage Assn	5.744%	12/1/2036	7,929	8,020

				2,101,747

Total U.S. Government and Agency Obligations
(Cost $4,092,516)				4,089,611

Corporate Bonds (26.2%)

Asset-Backed/Commercial Mortgage-Backed Securities (7.5%)
2,3American Express Credit Account Master Trust	5.430%	9/15/2010	14,500	14,532
2,3American Express Credit Account Master Trust	5.430%	10/15/2010	14,531	14,563
2,3American Express Credit Account Master Trust	5.500%	11/15/2010	9,000	9,025
2 Bank One Issuance Trust	3.590%	5/17/2010	3,000	2,979
2,3Bank One Issuance Trust	5.440%	6/15/2010	14,000	14,009
2,3Bank One Issuance Trust	5.430%	12/15/2010	30,000	30,062
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.625%	3/11/2039	8,000	8,101
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.405%	12/11/2040	4,625	4,638
2,3Capital One Master Trust	5.520%	12/15/2010	24,000	24,068
2,3Capital One Master Trust	5.520%	11/15/2011	14,000	14,102
2,3Capital One Multi-Asset Execution Trust	5.590%	7/15/2010	3,000	3,005
2 Capital One Multi-Asset Execution Trust	3.650%	7/15/2011	8,500	8,346
2,3Chase Credit Card Master Trust	5.440%	2/15/2010	11,500	11,500
2,3Chase Issuance Trust	5.330%	12/15/2010	24,000	24,025
2 Chase Issuance Trust	4.650%	12/17/2012	1,300	1,291
2 Chase Manhattan Auto Owner Trust	2.570%	2/16/2010	1,825	1,820
2 Citibank Credit Card Issuance Trust	6.875%	11/16/2009	3,500	3,534
2 Citibank Credit Card Issuance Trust	2.900%	5/17/2010	5,000	4,882
2 Citibank Credit Card Issuance Trust	3.500%	8/16/2010	29,225	28,641
2 Citibank Credit Card Master Trust	5.875%	3/10/2011	1,750	1,780
2,4Citicorp Lease Pass-Through Trust	8.040%	12/15/2019	225	265
2 Countrywide Home Loans	4.048%	5/25/2033	384	378
2 Credit Suisse First Boston Mortgage Securities Corp.	5.100%	8/15/2038	6,200	6,108
2 Credit Suisse Mortgage Capital Certificate	5.609%	2/15/2039	10,000	10,138
2 DaimlerChrysler Auto Trust	5.330%	8/8/2010	3,300	3,308
2,3Discover Card Master Trust I	5.350%	4/16/2010	5,000	5,004
2,3Discover Card Master Trust I	5.340%	5/15/2010	15,000	15,011
2,3Discover Card Master Trust I	5.450%	8/15/2010	3,000	3,007
2,3Fleet Credit Card Master Trust II	5.460%	4/15/2010	33,500	33,541
2 Ford Credit Auto Owner Trust	4.300%	8/15/2009	572	569
2,3GE Capital Credit Card Master Note Trust	5.360%	9/15/2010	18,150	18,161
2,3GE Capital Credit Card Master Note Trust	5.330%	6/15/2011	6,000	6,007
2 GE Capital Credit Card Master Note Trust	5.080%	9/15/2012	6,600	6,634
2,3Gracechurch Card Funding PLC	5.340%	11/16/2009	8,000	8,006
2,3Gracechurch Card Funding PLC	5.330%	6/15/2010	20,000	20,025
2,3Gracechurch Card Funding PLC	5.330%	9/15/2010	13,000	13,018
2 Honda Auto Receivables Owner Trust	4.610%	8/17/2009	1,998	1,990
2 Honda Auto Receivables Owner Trust	5.300%	7/21/2010	4,050	4,061
2 LB-UBS Commercial Mortgage Trust	5.197%	11/15/2030	1,800	1,788
2,3MBNA Credit Card Master Note Trust	5.320%	12/15/2010	30,459	30,493
2 MBNA Credit Card Master Note Trust	4.300%	2/15/2011	950	941
2,3MBNA Credit Card Master Note Trust	5.450%	2/15/2011	19,000	19,062
2 MBNA Master Credit Card Trust	7.000%	2/15/2012	5,800	6,087
2 Morgan Stanley Capital I	5.230%	9/15/2042	1,675	1,663
2 Nissan Auto Receivables Owner Trust	2.050%	3/16/2009	286	285
2 Nissan Auto Receivables Owner Trust	4.190%	7/15/2009	757	752
2 PG&E Energy Recovery Funding LLC	4.140%	9/25/2012	350	343
2 PG&E Energy Recovery Funding LLC	5.030%	3/25/2014	750	754
2 PSE&G Transition Funding LLC	6.890%	12/15/2017	200	223
2 Salomon Brothers Mortgage Securities VII	4.113%	9/25/2033	969	954
2 USAA Auto Owner Trust	4.550%	2/16/2010	1,400	1,393
2 USAA Auto Owner Trust	5.360%	2/15/2011	4,600	4,626
2 Volkswagen Auto Loan Enhanced Trust	4.800%	7/20/2009	1,301	1,299
2 Wachovia Auto Owner Trust	4.790%	4/20/2010	2,800	2,791
2 Wachovia Auto Owner Trust	3.440%	3/21/2011	250	247
2 World Omni Auto Receivables Trust	3.540%	6/12/2009	656	652

				454,487

Finance (8.1%)
Banking (3.3%)
Abbey National PLC	7.950%	10/26/2029	1,250	1,578
AmSouth Bank NA	5.200%	4/1/2015	775	762
BAC Capital Trust XI	6.625%	5/23/2036	3,450	3,659
Banc One Corp.	7.625%	10/15/2026	175	207
Bank of America Corp.	3.250%	8/15/2008	5,400	5,277
Bank of America Corp.	3.375%	2/17/2009	450	437
Bank of America Corp.	4.250%	10/1/2010	50	49
Bank of America Corp.	4.375%	12/1/2010	550	537
Bank of America Corp.	5.375%	8/15/2011	1,875	1,894
Bank of America Corp.	6.250%	4/15/2012	900	944
Bank of America Corp.	4.750%	8/15/2013	325	315
Bank of America Corp.	5.375%	6/15/2014	1,025	1,026
Bank of America Corp.	5.125%	11/15/2014	1,550	1,531
Bank of America Corp.	5.250%	12/1/2015	775	765
Bank of America Corp.	5.750%	8/15/2016	350	356
Bank of America Corp.	5.625%	10/14/2016	1,850	1,883
Bank of America Corp.	5.300%	3/15/2017	475	468
4 Bank of America Corp.	5.420%	3/15/2017	1,000	992
Bank of America Corp.	5.625%	3/8/2035	1,025	964
Bank of America Corp.	6.000%	10/15/2036	650	652
Bank of New York Co., Inc.	4.950%	1/14/2011	350	348
Bank of New York Co., Inc.	4.950%	3/15/2015	1,350	1,308
Bank of Tokyo-Mitsubishi	8.400%	4/15/2010	500	545
Bank One Corp.	2.625%	6/30/2008	100	97
Bank One Corp.	6.000%	2/17/2009	795	808
Bank One Corp.	7.875%	8/1/2010	2,200	2,380
Bank One Corp.	5.900%	11/15/2011	500	515
Bank One Corp.	5.250%	1/30/2013	225	224
BankAmerica Capital II	8.000%	12/15/2026	900	937
BankAmerica Corp.	5.875%	2/15/2009	675	684
2 Barclays Bank PLC	6.278%	12/29/2049	375	357
BB&T Corp.	6.500%	8/1/2011	100	105
BB&T Corp.	4.750%	10/1/2012	675	661
BB&T Corp.	5.200%	12/23/2015	725	712
BB&T Corp.	5.625%	9/15/2016	700	706
BB&T Corp.	5.250%	11/1/2019	1,825	1,769
BB&T Corp.	6.750%	6/7/2036	1,025	1,106
Charter One Bank N.A	5.500%	4/26/2011	1,000	1,016
Citicorp	6.375%	11/15/2008	1,675	1,708
Citigroup, Inc.	3.625%	2/9/2009	1,600	1,562
Citigroup, Inc.	4.250%	7/29/2009	275	271
Citigroup, Inc.	4.125%	2/22/2010	775	757
Citigroup, Inc.	4.625%	8/3/2010	1,000	988
Citigroup, Inc.	6.500%	1/18/2011	1,825	1,911
Citigroup, Inc.	5.100%	9/29/2011	2,425	2,419
Citigroup, Inc.	6.000%	2/21/2012	325	337
Citigroup, Inc.	5.250%	2/27/2012	2,525	2,536
Citigroup, Inc.	5.625%	8/27/2012	1,750	1,785
Citigroup, Inc.	5.125%	5/5/2014	675	668
Citigroup, Inc.	5.000%	9/15/2014	5,779	5,634
Citigroup, Inc.	4.875%	5/7/2015	200	192
Citigroup, Inc.	4.700%	5/29/2015	275	263
Citigroup, Inc.	5.300%	1/7/2016	175	174
Citigroup, Inc.	5.850%	8/2/2016	150	155
Citigroup, Inc.	6.625%	6/15/2032	500	541
Citigroup, Inc.	5.875%	2/22/2033	2,475	2,430
Citigroup, Inc.	6.000%	10/31/2033	350	350
Citigroup, Inc.	5.850%	12/11/2034	400	399
Citigroup, Inc.	6.125%	8/25/2036	1,375	1,396
Colonial Bank NA	6.375%	12/1/2015	125	127
Comerica Bank	5.750%	11/21/2016	1,075	1,079
Comerica Bank	5.200%	8/22/2017	450	430
Compass Bank	5.900%	4/1/2026	225	220
Credit Suisse First Boston USA, Inc.	4.875%	8/15/2010	2,400	2,386
Credit Suisse First Boston USA, Inc.	5.250%	3/2/2011	900	904
Credit Suisse First Boston USA, Inc.	6.125%	11/15/2011	350	364
Credit Suisse First Boston USA, Inc.	6.500%	1/15/2012	2,540	2,679
Credit Suisse First Boston USA, Inc.	5.500%	8/15/2013	2,350	2,372
Credit Suisse First Boston USA, Inc.	4.875%	1/15/2015	4,025	3,894
Credit Suisse First Boston USA, Inc.	5.125%	8/15/2015	450	443
Credit Suisse First Boston USA, Inc.	5.375%	3/2/2016	775	775
Credit Suisse First Boston USA, Inc.	7.125%	7/15/2032	175	204
Deutsche Bank Financial LLC	5.375%	3/2/2015	1,150	1,148
Fifth Third Bank	3.375%	8/15/2008	200	195
Fifth Third Bank	4.200%	2/23/2010	1,225	1,197
Fifth Third Bank	4.750%	2/1/2015	675	645
Fifth Third Bank	4.500%	6/1/2018	700	636
First Tennessee Bank	5.050%	1/15/2015	125	121
First Union Institutional Capital I	8.040%	12/1/2026	175	182
FirstStar Bank	7.125%	12/1/2009	275	289
Fleet Capital Trust II	7.920%	12/11/2026	725	754
4 HBOS Treasury Services PLC	5.250%	2/21/2017	2,650	2,668
HSBC Bank PLC	6.950%	3/15/2011	350	371
HSBC Bank USA	4.625%	4/1/2014	1,275	1,220
HSBC Bank USA	5.875%	11/1/2034	1,225	1,209
HSBC Bank USA	5.625%	8/15/2035	1,425	1,361
HSBC Holdings PLC	7.500%	7/15/2009	1,300	1,366
HSBC Holdings PLC	5.250%	12/12/2012	625	624
HSBC Holdings PLC	7.350%	11/27/2032	125	146
HSBC Holdings PLC	6.500%	5/2/2036	800	844
J.P. Morgan, Inc.	6.000%	1/15/2009	1,125	1,141
JP Morgan Chase Capital XXII	6.450%	2/2/2037	450	450
JPM Capital Trust	6.550%	9/29/2036	650	651
JPMorgan Capital Trust	5.875%	3/15/2035	1,525	1,451
JPMorgan Chase&Co.	3.625%	5/1/2008	335	330
JPMorgan Chase&Co.	3.500%	3/15/2009	1,300	1,263
JPMorgan Chase&Co.	6.750%	2/1/2011	1,000	1,054
JPMorgan Chase&Co.	5.600%	6/1/2011	3,100	3,149
JPMorgan Chase&Co.	4.500%	1/15/2012	4,625	4,498
JPMorgan Chase&Co.	6.625%	3/15/2012	350	372
JPMorgan Chase&Co.	5.750%	1/2/2013	400	408
JPMorgan Chase&Co.	4.875%	3/15/2014	620	600
JPMorgan Chase&Co.	5.125%	9/15/2014	295	290
JPMorgan Chase&Co.	5.250%	5/1/2015	2,900	2,868
JPMorgan Chase&Co.	5.150%	10/1/2015	1,975	1,932
JPMorgan Chase&Co.	5.875%	6/13/2016	525	536
JPMorgan Chase&Co.	5.850%	8/1/2035	100	95
Key Bank NA	7.000%	2/1/2011	300	319
Key Bank NA	4.950%	9/15/2015	800	768
Key Bank NA	5.450%	3/3/2016	1,600	1,588
Marshall&Ilsley Bank	4.850%	6/16/2015	450	432
Marshall&Ilsley Corp.	4.375%	8/1/2009	900	888
MBNA America Bank NA	4.625%	8/3/2009	50	50
MBNA Corp.	6.125%	3/1/2013	550	572
MBNA Corp.	5.000%	6/15/2015	625	606
Mellon Capital II	7.995%	1/15/2027	1,125	1,171
Mellon Funding Corp.	3.250%	4/1/2009	225	217
Mellon Funding Corp.	5.000%	12/1/2014	350	342
National City Bank	4.150%	8/1/2009	275	269
National City Bank	4.500%	3/15/2010	650	639
National City Bank	6.250%	3/15/2011	925	959
National City Corp.	3.200%	4/1/2008	775	758
National City Corp.	6.875%	5/15/2019	550	607
NationsBank Corp.	6.800%	3/15/2028	900	994
PNC Bank NA	4.875%	9/21/2017	2,075	1,971
PNC Funding Corp.	5.125%	12/14/2010	300	301
PNC Funding Corp.	5.250%	11/15/2015	675	664
PNC Funding Corp.	5.625%	2/1/2017	225	227
Regions Financial Corp.	7.000%	3/1/2011	975	1,036
Regions Financial Corp.	7.750%	3/1/2011	1,175	1,277
Regions Financial Corp.	6.375%	5/15/2012	1,625	1,706
Royal Bank of Canada	4.125%	1/26/2010	1,075	1,051
Royal Bank of Canada	5.650%	7/20/2011	375	384
Royal Bank of Scotland Group PLC	5.000%	11/12/2013	625	619
Royal Bank of Scotland Group PLC	5.050%	1/8/2015	1,800	1,765
2 Royal Bank of Scotland Group PLC	7.648%	8/29/2049	3,525	4,088
Santander Central Hispano Issuances	7.625%	9/14/2010	2,375	2,560
Santander Finance Issuances	6.375%	2/15/2011	475	495
Sanwa Bank Ltd.	8.350%	7/15/2009	1,175	1,254
Sanwa Bank Ltd.	7.400%	6/15/2011	2,400	2,592
Southtrust Corp.	5.800%	6/15/2014	225	230
Sovereign Bancorp, Inc.	4.800%	9/1/2010	1,100	1,083
State Street Capital Trust	5.300%	1/15/2016	275	272
Sumitomo Bank International Finance NV	8.500%	6/15/2009	925	987
Sumitomo Mitsui Banking Corp.	8.000%	6/15/2012	1,865	2,084
SunTrust Banks, Inc.	4.250%	10/15/2009	1,000	981
SunTrust Banks, Inc.	6.375%	4/1/2011	200	209
SunTrust Banks, Inc.	6.000%	2/15/2026	1,075	1,087
2 Suntrust Capital	6.100%	12/1/2066	200	189
Swiss Bank Corp.	7.000%	10/15/2015	675	750
Swiss Bank Corp.	7.375%	6/15/2017	175	203
Synovus Financial Corp.	5.125%	6/15/2017	600	582
UBS AG	5.875%	7/15/2016	275	286
UFJ Finance Aruba AEC	6.750%	7/15/2013	1,750	1,874
Union Bank of California NA	5.950%	5/11/2016	550	564
UnionBanCal Corp.	5.250%	12/16/2013	125	124
US Bank NA	6.375%	8/1/2011	1,275	1,338
US Bank NA	6.300%	2/4/2014	2,000	2,109
US Bank NA	4.950%	10/30/2014	575	559
Wachovia Bank NA	4.375%	8/15/2008	500	495
Wachovia Bank NA	4.875%	2/1/2015	4,000	3,854
Wachovia Bank NA	5.000%	8/15/2015	175	169
Wachovia Bank NA	5.850%	2/1/2037	2,050	2,032
Wachovia Corp.	3.500%	8/15/2008	500	489
Wachovia Corp.	3.625%	2/17/2009	225	220
Wachovia Corp.	7.875%	2/15/2010	1,850	1,987
Wachovia Corp.	4.375%	6/1/2010	1,500	1,471
Wachovia Corp.	7.800%	8/18/2010	400	433
Wachovia Corp.	5.300%	10/15/2011	1,100	1,106
Wachovia Corp.	4.875%	2/15/2014	425	412
Wachovia Corp.	5.625%	10/15/2016	625	629
4 Wachovia Corp.	8.000%	12/15/2026	775	806
Wachovia Corp.	7.500%	4/15/2035	100	120
Wachovia Corp.	5.500%	8/1/2035	175	162
Wachovia Corp.	6.550%	10/15/2035	100	107
Washington Mutual Bank	6.875%	6/15/2011	1,400	1,473
Washington Mutual Bank	5.500%	1/15/2013	925	919
Washington Mutual Bank	5.125%	1/15/2015	1,175	1,121
Washington Mutual Capital I	8.375%	6/1/2027	225	235
Washington Mutual, Inc.	4.000%	1/15/2009	500	490
Washington Mutual, Inc.	4.200%	1/15/2010	50	49
Washington Mutual, Inc.	5.000%	3/22/2012	350	344
Washington Mutual, Inc.	5.250%	9/15/2017	1,775	1,690
Wells Fargo&Co.	3.125%	4/1/2009	855	826
Wells Fargo&Co.	4.200%	1/15/2010	3,695	3,618
Wells Fargo&Co.	4.625%	8/9/2010	500	494
Wells Fargo&Co.	4.875%	1/12/2011	450	447
Wells Fargo&Co.	5.300%	8/26/2011	300	302
Wells Fargo&Co.	5.125%	9/1/2012	650	650
Wells Fargo&Co.	4.950%	10/16/2013	550	539
Wells Fargo&Co.	5.000%	11/15/2014	1,025	999
Wells Fargo&Co.	5.375%	2/7/2035	750	703
Wells Fargo Bank NA	6.450%	2/1/2011	775	811
Wells Fargo Bank NA	4.750%	2/9/2015	1,025	981
Wells Fargo Bank NA	5.750%	5/16/2016	2,650	2,717
Wells Fargo Bank NA	5.950%	8/26/2036	300	304
Wells Fargo Capital X	5.950%	12/15/2036	50	48
Wells Fargo Financial	5.500%	8/1/2012	675	689
World Savings Bank, FSB	4.125%	12/15/2009	350	342
Zions Bancorp	5.500%	11/16/2015	850	836
Brokerage (1.5%)
Ameriprise Financial Inc.	5.350%	11/15/2010	1,050	1,057
Ameriprise Financial Inc.	5.650%	11/15/2015	875	881
Amvescap PLC	5.375%	2/27/2013	25	25
Bear Stearns Co., Inc.	2.875%	7/2/2008	2,000	1,944
Bear Stearns Co., Inc.	4.550%	6/23/2010	800	786
Bear Stearns Co., Inc.	5.500%	8/15/2011	200	202
Bear Stearns Co., Inc.	5.350%	2/1/2012	1,250	1,252
Bear Stearns Co., Inc.	5.700%	11/15/2014	1,450	1,465
Bear Stearns Co., Inc.	5.300%	10/30/2015	400	392
Bear Stearns Co., Inc.	5.550%	1/22/2017	1,250	1,227
Goldman Sachs Group, Inc.	3.875%	1/15/2009	1,435	1,406
Goldman Sachs Group, Inc.	4.500%	6/15/2010	7,310	7,169
Goldman Sachs Group, Inc.	6.600%	1/15/2012	725	765
Goldman Sachs Group, Inc.	5.300%	2/14/2012	1,050	1,051
Goldman Sachs Group, Inc.	5.700%	9/1/2012	450	458
Goldman Sachs Group, Inc.	5.250%	4/1/2013	1,150	1,139
Goldman Sachs Group, Inc.	4.750%	7/15/2013	275	265
Goldman Sachs Group, Inc.	5.150%	1/15/2014	2,525	2,482
Goldman Sachs Group, Inc.	5.000%	10/1/2014	2,025	1,955
Goldman Sachs Group, Inc.	5.500%	11/15/2014	2,025	2,015
Goldman Sachs Group, Inc.	5.125%	1/15/2015	225	219
Goldman Sachs Group, Inc.	5.350%	1/15/2016	1,850	1,818
Goldman Sachs Group, Inc.	5.750%	10/1/2016	375	379
Goldman Sachs Group, Inc.	5.625%	1/15/2017	1,100	1,090
Goldman Sachs Group, Inc.	5.950%	1/15/2027	1,025	999
Goldman Sachs Group, Inc.	6.125%	2/15/2033	350	349
Goldman Sachs Group, Inc.	6.345%	2/15/2034	1,150	1,139
Goldman Sachs Group, Inc.	6.450%	5/1/2036	2,375	2,415
Janus Capital Group	5.875%	9/15/2011	400	406
Jefferies Group Inc.	6.250%	1/15/2036	925	888
Lehman Brothers Holdings, Inc.	3.500%	8/7/2008	175	171
Lehman Brothers Holdings, Inc.	3.600%	3/13/2009	850	826
Lehman Brothers Holdings, Inc.	3.950%	11/10/2009	675	657
Lehman Brothers Holdings, Inc.	4.250%	1/27/2010	550	538
Lehman Brothers Holdings, Inc.	4.500%	7/26/2010	2,275	2,234
Lehman Brothers Holdings, Inc.	4.375%	11/30/2010	500	487
Lehman Brothers Holdings, Inc.	5.000%	1/14/2011	500	497
Lehman Brothers Holdings, Inc.	6.625%	1/18/2012	3,275	3,453
Lehman Brothers Holdings, Inc.	5.250%	2/6/2012	1,150	1,148
Lehman Brothers Holdings, Inc.	5.750%	5/17/2013	1,650	1,681
Lehman Brothers Holdings, Inc.	5.500%	4/4/2016	950	947
Lehman Brothers Holdings, Inc.	5.750%	1/3/2017	125	125
Merrill Lynch&Co., Inc.	3.125%	7/15/2008	2,025	1,976
Merrill Lynch&Co., Inc.	4.125%	1/15/2009	275	271
Merrill Lynch&Co., Inc.	6.000%	2/17/2009	750	762
Merrill Lynch&Co., Inc.	4.250%	2/8/2010	1,000	981
Merrill Lynch&Co., Inc.	4.790%	8/4/2010	2,550	2,525
Merrill Lynch&Co., Inc.	5.770%	7/25/2011	1,650	1,686
Merrill Lynch&Co., Inc.	5.000%	2/3/2014	500	490
Merrill Lynch&Co., Inc.	5.450%	7/15/2014	100	100
Merrill Lynch&Co., Inc.	5.000%	1/15/2015	3,150	3,060
Merrill Lynch&Co., Inc.	6.050%	5/16/2016	650	664
Merrill Lynch&Co., Inc.	6.875%	11/15/2018	1,350	1,496
Merrill Lynch&Co., Inc.	6.220%	9/15/2026	1,600	1,605
Merrill Lynch&Co., Inc.	6.110%	1/29/2037	900	876
Morgan Stanley Dean Witter	3.625%	4/1/2008	900	882
Morgan Stanley Dean Witter	3.875%	1/15/2009	6,100	5,974
Morgan Stanley Dean Witter	4.000%	1/15/2010	4,075	3,959
Morgan Stanley Dean Witter	4.250%	5/15/2010	675	657
Morgan Stanley Dean Witter	6.750%	4/15/2011	175	184
Morgan Stanley Dean Witter	5.625%	1/9/2012	1,025	1,039
Morgan Stanley Dean Witter	4.750%	4/1/2014	3,750	3,567
Morgan Stanley Dean Witter	5.375%	10/15/2015	925	911
Morgan Stanley Dean Witter	5.750%	10/18/2016	950	953
Morgan Stanley Dean Witter	5.450%	1/9/2017	1,075	1,056
Morgan Stanley Dean Witter	6.250%	8/9/2026	1,775	1,819
Morgan Stanley Dean Witter	7.250%	4/1/2032	1,200	1,382
Finance Companies (1.8%)
Allied Capital Corp.	6.000%	4/1/2012	375	372
American Express Centurion Bank	4.375%	7/30/2009	775	765
American Express Co.	4.750%	6/17/2009	175	174
American Express Co.	5.250%	9/12/2011	500	502
American Express Co.	5.500%	9/12/2016	500	505
2 American Express Co.	6.800%	9/1/2066	700	747
American Express Credit Corp.	3.000%	5/16/2008	50	49
American Express Credit Corp.	5.000%	12/2/2010	1,225	1,226
American General Finance Corp.	3.875%	10/1/2009	325	316
American General Finance Corp.	4.875%	5/15/2010	350	348
American General Finance Corp.	5.625%	8/17/2011	725	737
American General Finance Corp.	4.875%	7/15/2012	1,050	1,030
American General Finance Corp.	5.850%	6/1/2013	1,925	1,979
American General Finance Corp.	5.750%	9/15/2016	2,675	2,709
Capital One Bank	4.875%	5/15/2008	1,225	1,221
Capital One Bank	5.750%	9/15/2010	1,375	1,396
Capital One Capital III	7.686%	8/15/2036	600	649
Capital One Capital IV	6.745%	2/17/2037	375	364
Capital One Financial	5.700%	9/15/2011	400	403
Capital One Financial	4.800%	2/21/2012	175	170
Capital One Financial	5.500%	6/1/2015	425	419
Capital One Financial	6.150%	9/1/2016	900	915
Capital One Financial	5.250%	2/21/2017	1,150	1,101
CIT Group Co. of Canada	4.650%	7/1/2010	800	787
CIT Group Co. of Canada	5.600%	11/2/2011	400	404
CIT Group Co. of Canada	5.200%	6/1/2015	675	653
CIT Group, Inc.	5.000%	11/24/2008	450	449
CIT Group, Inc.	4.250%	2/1/2010	600	586
CIT Group, Inc.	5.200%	11/3/2010	450	449
CIT Group, Inc.	4.750%	12/15/2010	400	394
CIT Group, Inc.	5.600%	4/27/2011	175	177
CIT Group, Inc.	5.800%	7/28/2011	425	433
CIT Group, Inc.	5.400%	3/7/2013	100	100
CIT Group, Inc.	5.125%	9/30/2014	1,400	1,355
CIT Group, Inc.	5.000%	2/1/2015	275	262
CIT Group, Inc.	5.400%	1/30/2016	525	512
CIT Group, Inc.	5.850%	9/15/2016	800	802
CIT Group, Inc.	5.650%	2/13/2017	3,800	3,743
CIT Group, Inc.	6.000%	4/1/2036	750	728
2 CIT Group, Inc.	6.100%	3/15/2067	25	24
Countrywide Financial Corp.	6.250%	5/15/2016	1,325	1,334
Countrywide Home Loan	3.250%	5/21/2008	100	98
Countrywide Home Loan	6.250%	4/15/2009	1,000	1,020
Countrywide Home Loan	4.125%	9/15/2009	1,700	1,656
Countrywide Home Loan	4.000%	3/22/2011	1,425	1,353
General Electric Capital Corp.	3.500%	5/1/2008	500	491
General Electric Capital Corp.	3.600%	10/15/2008	440	431
General Electric Capital Corp.	3.125%	4/1/2009	175	169
General Electric Capital Corp.	3.250%	6/15/2009	3,050	2,939
General Electric Capital Corp.	5.250%	10/27/2009	700	705
General Electric Capital Corp.	7.375%	1/19/2010	1,575	1,671
General Electric Capital Corp.	4.875%	10/21/2010	1,600	1,593
General Electric Capital Corp.	6.125%	2/22/2011	3,850	3,991
General Electric Capital Corp.	5.500%	4/28/2011	1,450	1,473
General Electric Capital Corp.	5.875%	2/15/2012	8,550	8,835
General Electric Capital Corp.	4.375%	3/3/2012	1,050	1,018
General Electric Capital Corp.	4.250%	6/15/2012	1,675	1,612
General Electric Capital Corp.	6.000%	6/15/2012	1,375	1,431
General Electric Capital Corp.	5.450%	1/15/2013	550	557
General Electric Capital Corp.	5.650%	6/9/2014	2,725	2,782
General Electric Capital Corp.	5.000%	1/8/2016	850	832
General Electric Capital Corp.	5.375%	10/20/2016	600	602
General Electric Capital Corp.	5.400%	2/15/2017	1,350	1,353
General Electric Capital Corp.	6.750%	3/15/2032	2,150	2,435
2 HSBC Finance Capital Trust IX	5.911%	11/30/2035	100	99
HSBC Finance Corp.	4.125%	12/15/2008	2,750	2,702
HSBC Finance Corp.	4.750%	5/15/2009	3,150	3,127
HSBC Finance Corp.	4.125%	11/16/2009	1,050	1,024
HSBC Finance Corp.	4.625%	9/15/2010	1,025	1,005
HSBC Finance Corp.	5.250%	1/14/2011	1,600	1,598
HSBC Finance Corp.	5.700%	6/1/2011	2,350	2,385
HSBC Finance Corp.	6.375%	10/15/2011	350	365
HSBC Finance Corp.	7.000%	5/15/2012	1,375	1,475
HSBC Finance Corp.	6.375%	11/27/2012	750	786
HSBC Finance Corp.	4.750%	7/15/2013	1,075	1,038
HSBC Finance Corp.	5.250%	1/15/2014	875	867
HSBC Finance Corp.	5.250%	4/15/2015	175	172
HSBC Finance Corp.	5.000%	6/30/2015	3,350	3,220
HSBC Finance Corp.	5.500%	1/19/2016	500	497
International Lease Finance Corp.	4.500%	5/1/2008	450	447
International Lease Finance Corp.	6.375%	3/15/2009	450	460
International Lease Finance Corp.	3.500%	4/1/2009	150	146
International Lease Finance Corp.	5.125%	11/1/2010	2,350	2,349
International Lease Finance Corp.	5.450%	3/24/2011	475	480
International Lease Finance Corp.	5.750%	6/15/2011	1,350	1,379
International Lease Finance Corp.	5.400%	2/15/2012	300	302
International Lease Finance Corp.	5.000%	9/15/2012	500	496
International Lease Finance Corp.	5.625%	9/20/2013	100	102
iStar Financial Inc.	6.000%	12/15/2010	250	254
iStar Financial Inc.	5.800%	3/15/2011	900	911
iStar Financial Inc.	5.650%	9/15/2011	425	427
iStar Financial Inc.	5.150%	3/1/2012	1,125	1,102
iStar Financial Inc.	5.950%	10/15/2013	200	203
iStar Financial Inc.	5.875%	3/15/2016	325	320
iStar Financial Inc.	5.850%	3/15/2017	200	197
Residential Capital Corp.	6.125%	11/21/2008	1,825	1,821
Residential Capital Corp.	6.000%	2/22/2011	600	590
Residential Capital Corp.	6.500%	4/17/2013	1,170	1,160
SLM Corp.	4.500%	7/26/2010	450	441
SLM Corp.	5.400%	10/25/2011	4,100	4,121
SLM Corp.	5.050%	11/14/2014	750	727
SLM Corp.	5.625%	8/1/2033	1,075	1,024
Insurance (1.1%)
ACE Capital Trust II	9.700%	4/1/2030	225	300
ACE INA Holdings, Inc.	5.700%	2/15/2017	400	402
AEGON Funding Corp.	5.750%	12/15/2020	100	101
AEGON NV	4.750%	6/1/2013	500	486
Aetna, Inc.	7.875%	3/1/2011	150	164
Aetna, Inc.	5.750%	6/15/2011	300	307
Aetna, Inc.	6.000%	6/15/2016	525	544
Aetna, Inc.	6.625%	6/15/2036	1,325	1,415
Allied World Assurance	7.500%	8/1/2016	725	778
Allstate Corp.	7.200%	12/1/2009	800	843
Allstate Corp.	5.000%	8/15/2014	950	927
Allstate Corp.	6.125%	12/15/2032	550	561
Allstate Corp.	5.550%	5/9/2035	250	235
Allstate Life Global Funding	4.500%	5/29/2009	300	297
Ambac, Inc.	5.950%	12/5/2035	1,050	1,019
Ambac, Inc.	6.150%	2/15/2037	125	118
American General Capital II	8.500%	7/1/2030	100	130
American International Group, Inc.	2.875%	5/15/2008	275	268
American International Group, Inc.	4.700%	10/1/2010	1,550	1,532
American International Group, Inc.	5.375%	10/18/2011	500	505
American International Group, Inc.	4.950%	3/20/2012	1,300	1,290
American International Group, Inc.	5.050%	10/1/2015	625	612
American International Group, Inc.	5.600%	10/18/2016	1,400	1,420
American International Group, Inc.	6.250%	3/15/2037	350	343
Arch Capital Group Ltd.	7.350%	5/1/2034	275	300
Aspen Insurance Holdings Ltd.	6.000%	8/15/2014	225	224
Assurant, Inc.	5.625%	2/15/2014	500	499
Assurant, Inc.	6.750%	2/15/2034	850	902
AXA Financial, Inc.	7.750%	8/1/2010	325	351
AXA SA	8.600%	12/15/2030	1,625	2,064
Axis Capital Holdings	5.750%	12/1/2014	175	174
Berkshire Hathaway Finance Corp.	3.375%	10/15/2008	475	463
Berkshire Hathaway Finance Corp.	4.125%	1/15/2010	1,085	1,061
Berkshire Hathaway Finance Corp.	4.200%	12/15/2010	350	340
Berkshire Hathaway Finance Corp.	4.625%	10/15/2013	850	824
Berkshire Hathaway Finance Corp.	5.100%	7/15/2014	50	50
Berkshire Hathaway Finance Corp.	4.850%	1/15/2015	1,150	1,118
2 Chubb Corp.	6.375%	3/29/2067	300	299
CIGNA Corp.	7.875%	5/15/2027	150	178
CIGNA Corp.	6.150%	11/15/2036	400	397
Cincinnati Financial Corp.	6.920%	5/15/2028	400	432
Cincinnati Financial Corp.	6.125%	11/1/2034	375	370
CNA Financial Corp.	6.000%	8/15/2011	200	204
CNA Financial Corp.	5.850%	12/15/2014	1,425	1,429
CNA Financial Corp.	6.500%	8/15/2016	475	493
Commerce Group, Inc.	5.950%	12/9/2013	125	126
Fidelity National Financial, Inc.	7.300%	8/15/2011	400	418
Fund American Cos., Inc.	5.875%	5/15/2013	250	253
GE Global Insurance Holdings Corp.	7.000%	2/15/2026	475	527
GE Global Insurance Holdings Corp.	7.750%	6/15/2030	350	425
Genworth Financial, Inc.	4.750%	6/15/2009	375	373
Genworth Financial, Inc.	5.750%	6/15/2014	175	178
Genworth Financial, Inc.	4.950%	10/1/2015	100	96
Genworth Financial, Inc.	6.500%	6/15/2034	375	399
2 Genworth Financial, Inc.	6.150%	11/15/2066	200	196
Hartford Financial Services Group, Inc.	5.250%	10/15/2011	625	626
Hartford Financial Services Group, Inc.	4.625%	7/15/2013	300	289
Hartford Financial Services Group, Inc.	5.500%	10/15/2016	250	250
Hartford Financial Services Group, Inc.	5.375%	3/15/2017	300	297
Hartford Financial Services Group, Inc.	5.950%	10/15/2036	400	398
Hartford Financial Services Group, Inc.	6.100%	10/1/2041	1,325	1,340
Humana Inc.	6.450%	6/1/2016	1,200	1,244
2 ING Capital Funding Trust III	5.775%	12/8/2049	750	743
ING USA Global	4.500%	10/1/2010	1,625	1,596
Lincoln National Corp.	6.150%	4/7/2036	1,575	1,607
2 Lincoln National Corp.	6.050%	4/20/2067	225	220
Loews Corp.	6.000%	2/1/2035	175	169
Marsh&McLennan Cos., Inc.	5.150%	9/15/2010	125	124
Marsh&McLennan Cos., Inc.	6.250%	3/15/2012	925	956
Marsh&McLennan Cos., Inc.	5.750%	9/15/2015	1,575	1,565
MetLife, Inc.	5.375%	12/15/2012	350	353
MetLife, Inc.	5.000%	11/24/2013	225	220
MetLife, Inc.	5.500%	6/15/2014	100	101
MetLife, Inc.	5.000%	6/15/2015	1,000	972
MetLife, Inc.	6.500%	12/15/2032	250	269
MetLife, Inc.	6.375%	6/15/2034	800	840
MetLife, Inc.	5.700%	6/15/2035	300	288
Principal Financial Group, Inc.	6.050%	10/15/2036	550	554
Principal Life Income Funding	5.125%	3/1/2011	600	600
Principal Life Income Funding	5.100%	4/15/2014	350	344
Progressive Corp.	6.375%	1/15/2012	500	524
Progressive Corp.	6.625%	3/1/2029	575	626
Protective Life Secured Trust	3.700%	11/24/2008	875	856
Protective Life Secured Trust	4.850%	8/16/2010	500	497
Prudential Financial, Inc.	3.750%	5/1/2008	1,050	1,034
Prudential Financial, Inc.	4.500%	7/15/2013	225	215
Prudential Financial, Inc.	4.750%	4/1/2014	450	433
Prudential Financial, Inc.	5.500%	3/15/2016	450	451
Prudential Financial, Inc.	5.750%	7/15/2033	450	440
Prudential Financial, Inc.	5.400%	6/13/2035	450	415
Prudential Financial, Inc.	5.900%	3/17/2036	650	639
Safeco Corp.	4.875%	2/1/2010	250	248
St. Paul Travelers Cos., Inc.	5.500%	12/1/2015	350	350
St. Paul Travelers Cos., Inc.	6.250%	6/20/2016	850	893
Torchmark Corp.	6.375%	6/15/2016	500	524
2 Travelers Cos., Inc.	6.250%	3/15/2037	300	297
Travelers Property Casualty Corp.	6.375%	3/15/2033	175	181
UnitedHealth Group, Inc.	4.125%	8/15/2009	1,075	1,053
UnitedHealth Group, Inc.	5.000%	8/15/2014	250	244
UnitedHealth Group, Inc.	4.875%	3/15/2015	600	578
UnitedHealth Group, Inc.	5.800%	3/15/2036	200	192
WellPoint Inc.	4.250%	12/15/2009	125	122
WellPoint Inc.	5.000%	1/15/2011	1,075	1,069
WellPoint Inc.	6.375%	1/15/2012	275	289
WellPoint Inc.	5.000%	12/15/2014	575	559
WellPoint Inc.	5.250%	1/15/2016	100	98
WellPoint Inc.	5.950%	12/15/2034	1,275	1,251
WellPoint Inc.	5.850%	1/15/2036	150	144
Willis North America Inc.	5.625%	7/15/2015	500	480
Willis North America Inc.	6.200%	3/28/2017	500	500
XL Capital Ltd.	5.250%	9/15/2014	1,050	1,026
XL Capital Ltd.	6.375%	11/15/2024	125	127
2 XL Capital Ltd.	6.500%	12/15/2049	550	536
4 XTRA Finance Corp.	5.150%	4/1/2017	2,050	2,018
Real Estate Investment Trusts (0.4%)
Archstone-Smith Operating Trust	5.250%	5/1/2015	650	639
Arden Realty LP	5.250%	3/1/2015	100	99
AvalonBay Communities, Inc.	5.500%	1/15/2012	275	277
AvalonBay Communities, Inc.	5.750%	9/15/2016	125	127
Boston Properties, Inc.	6.250%	1/15/2013	600	628
Boston Properties, Inc.	5.625%	4/15/2015	375	379
Brandywine Operating Partnership	5.625%	12/15/2010	1,025	1,036
Brandywine Operating Partnership	5.400%	11/1/2014	50	49
Colonial Realty LP	5.500%	10/1/2015	175	173
Developers Diversified Realty Corp.	5.375%	10/15/2012	650	649
Duke Realty LP	5.625%	8/15/2011	200	202
Duke Realty LP	5.950%	2/15/2017	225	230
ERP Operating LP	6.625%	3/15/2012	1,175	1,249
ERP Operating LP	5.125%	3/15/2016	1,075	1,047
ERP Operating LP	5.375%	8/1/2016	225	223
Health Care Property Investors, Inc.	5.950%	9/15/2011	375	381
Health Care Property Investors, Inc.	6.450%	6/25/2012	850	879
Health Care Property Investors, Inc.	5.650%	12/15/2013	1,175	1,166
Health Care Property Investors, Inc.	6.300%	9/15/2016	375	384
Health Care REIT, Inc.	6.200%	6/1/2016	1,000	1,007
Hospitality Properties	5.125%	2/15/2015	175	168
HRPT Properties Trust	6.250%	8/15/2016	250	259
Kimco Realty Corp.	5.783%	3/15/2016	125	127
Liberty Property LP	5.125%	3/2/2015	1,250	1,216
Liberty Property LP	5.500%	12/15/2016	175	173
ProLogis	5.250%	11/15/2010	525	525
ProLogis	5.500%	3/1/2013	175	176
ProLogis	5.625%	11/15/2015	175	175
ProLogis	5.750%	4/1/2016	525	530
ProLogis	5.625%	11/15/2016	575	578
Regency Centers LP	6.750%	1/15/2012	1,275	1,346
Regency Centers LP	5.250%	8/1/2015	450	442
Simon Property Group Inc.	4.600%	6/15/2010	825	812
Simon Property Group Inc.	4.875%	8/15/2010	300	297
Simon Property Group Inc.	5.600%	9/1/2011	500	508
Simon Property Group Inc.	5.000%	3/1/2012	350	347
Simon Property Group Inc.	5.750%	12/1/2015	950	965
Simon Property Group Inc.	6.100%	5/1/2016	200	208
Simon Property Group Inc.	5.250%	12/1/2016	2,100	2,054
Simon Property Group Inc.	5.875%	3/1/2017	950	972
Tanger Factory Outlet Centers, Inc.	6.150%	11/15/2015	525	532
Vornado Realty	5.600%	2/15/2011	400	403
Other (0.0%)
J. Paul Getty Trust	5.875%	10/1/2033	225	225

				489,718

Industrial (8.9%)
Basic Industry (0.6%)
Alcan, Inc.	4.500%	5/15/2013	500	473
Alcan, Inc.	5.000%	6/1/2015	100	96
Alcan, Inc.	6.125%	12/15/2033	575	563
Alcoa, Inc.	5.550%	2/1/2017	675	670
4 Alcoa, Inc.	5.720%	2/23/2019	1,215	1,199
4 Alcoa, Inc.	5.870%	2/23/2022	410	408
Alcoa, Inc.	5.900%	2/1/2027	25	24
Barrick Gold Finance Inc.	4.875%	11/15/2014	225	216
BHP Billiton Finance	4.800%	4/15/2013	650	633
BHP Billiton Finance	5.250%	12/15/2015	725	716
BHP Finance USA Ltd.	5.125%	3/29/2012	600	598
BHP Finance USA Ltd.	8.500%	12/1/2012	300	349
BHP Finance USA Ltd.	5.400%	3/29/2017	450	446
Celulosa Arauco Constitution SA	8.625%	8/15/2010	775	852
Celulosa Arauco Constitution SA	5.625%	4/20/2015	825	815
Dow Chemical Co.	6.125%	2/1/2011	1,575	1,620
Dow Chemical Co.	6.000%	10/1/2012	125	129
Dow Chemical Co.	7.375%	11/1/2029	1,150	1,265
E.I. du Pont de Nemours&Co.	6.875%	10/15/2009	725	757
E.I. du Pont de Nemours&Co.	4.125%	4/30/2010	125	122
E.I. du Pont de Nemours&Co.	4.750%	11/15/2012	975	956
E.I. du Pont de Nemours&Co.	5.250%	12/15/2016	75	74
E.I. du Pont de Nemours&Co.	6.500%	1/15/2028	175	187
Eastman Chemical Co.	7.600%	2/1/2027	275	300
Falconbridge Ltd.	7.350%	6/5/2012	275	300
ICI Wilmington	4.375%	12/1/2008	575	566
Inco Ltd.	7.750%	5/15/2012	275	303
Inco Ltd.	5.700%	10/15/2015	450	446
International Paper Co.	4.250%	1/15/2009	700	688
International Paper Co.	5.850%	10/30/2012	292	297
International Paper Co.	5.300%	4/1/2015	550	529
Lubrizol Corp.	5.500%	10/1/2014	150	146
MeadWestvaco Corp.	6.850%	4/1/2012	225	236
Monsanto Co.	7.375%	8/15/2012	500	547
Newmont Mining	5.875%	4/1/2035	225	208
Noranda, Inc.	7.250%	7/15/2012	950	1,032
Noranda, Inc.	5.500%	6/15/2017	175	173
Placer Dome, Inc.	6.450%	10/15/2035	350	359
Plum Creek Timber Co.	5.875%	11/15/2015	525	519
Potash Corp. of Saskatchewan	7.750%	5/31/2011	1,775	1,936
Praxair, Inc.	2.750%	6/15/2008	50	49
Praxair, Inc.	3.950%	6/1/2013	950	887
Praxair, Inc.	5.200%	3/15/2017	25	25
Rio Tinto Finance USA Ltd.	2.625%	9/30/2008	325	314
2 Rohm&Haas Co.	9.800%	4/15/2020	325	400
Rohm&Haas Co.	7.850%	7/15/2029	350	413
Southern Copper Corp.	7.500%	7/27/2035	1,250	1,363
Teck Cominco Ltd.	6.125%	10/1/2035	675	652
Vale Overseas Ltd.	6.250%	1/11/2016	150	153
Vale Overseas Ltd.	6.250%	1/23/2017	925	957
Vale Overseas Ltd.	8.250%	1/17/2034	825	998
Vale Overseas Ltd.	6.875%	11/21/2036	2,850	2,957
Weyerhaeuser Co.	5.950%	11/1/2008	386	390
Weyerhaeuser Co.	6.750%	3/15/2012	1,525	1,601
Weyerhaeuser Co.	7.375%	3/15/2032	900	944
WMC Finance USA	5.125%	5/15/2013	1,000	989
Capital Goods (1.1%)
3M Co.	5.125%	11/6/2009	175	176
2,4BAE Systems Asset Trust	7.156%	12/15/2011	80	83
Boeing Capital Corp.	7.375%	9/27/2010	400	430
Boeing Capital Corp.	6.500%	2/15/2012	1,475	1,569
Boeing Capital Corp.	5.800%	1/15/2013	875	904
Boeing Co.	8.750%	8/15/2021	550	718
Boeing Co.	7.250%	6/15/2025	875	1,036
Boeing Co.	8.750%	9/15/2031	175	246
Boeing Co.	6.125%	2/15/2033	75	80
Caterpillar Financial Services Corp.	4.500%	9/1/2008	30	30
Caterpillar Financial Services Corp.	4.150%	1/15/2010	2,550	2,492
Caterpillar Financial Services Corp.	4.300%	6/1/2010	1,750	1,713
Caterpillar Financial Services Corp.	4.750%	2/17/2015	125	120
Caterpillar Financial Services Corp.	4.625%	6/1/2015	275	261
Caterpillar, Inc.	7.300%	5/1/2031	1,000	1,173
Caterpillar, Inc.	7.375%	3/1/2097	775	903
CRH America Inc.	5.625%	9/30/2011	525	531
CRH America Inc.	6.950%	3/15/2012	800	849
CRH America Inc.	5.300%	10/15/2013	450	439
CRH America Inc.	6.000%	9/30/2016	450	456
CRH America Inc.	6.400%	10/15/2033	350	346
Deere&Co.	6.950%	4/25/2014	325	355
Deere&Co.	8.100%	5/15/2030	1,175	1,500
Deere&Co.	7.125%	3/3/2031	675	784
4 Embraer Overseas Ltd.	6.375%	1/24/2017	700	707
Emerson Electric Co.	7.125%	8/15/2010	175	187
Emerson Electric Co.	4.625%	10/15/2012	1,150	1,121
Emerson Electric Co.	4.500%	5/1/2013	400	384
General Dynamics Corp.	3.000%	5/15/2008	350	342
General Dynamics Corp.	4.500%	8/15/2010	125	123
General Dynamics Corp.	4.250%	5/15/2013	1,700	1,614
General Electric Co.	5.000%	2/1/2013	5,000	4,959
Hanson PLC	5.250%	3/15/2013	175	172
Honeywell International, Inc.	6.125%	11/1/2011	350	366
Honeywell International, Inc.	5.400%	3/15/2016	1,000	996
Honeywell International, Inc.	5.700%	3/15/2036	125	122
John Deere Capital Corp.	4.875%	3/16/2009	1,750	1,742
John Deere Capital Corp.	5.400%	10/17/2011	900	909
Joy Global, Inc.	6.000%	11/15/2016	250	249
Lafarge SA	6.150%	7/15/2011	75	77
Lafarge SA	6.500%	7/15/2016	900	943
Lafarge SA	7.125%	7/15/2036	2,075	2,229
Lockheed Martin Corp.	7.650%	5/1/2016	1,425	1,648
Lockheed Martin Corp.	6.150%	9/1/2036	1,050	1,086
Masco Corp.	5.875%	7/15/2012	200	201
Masco Corp.	4.800%	6/15/2015	1,350	1,238
Masco Corp.	6.500%	8/15/2032	175	166
Minnesota Mining&Manufacturing Corp.	6.375%	2/15/2028	625	672
Minnesota Mining&Manufacturing Corp.	5.700%	3/15/2037	600	590
Mohawk Industries Inc.	5.750%	1/15/2011	2,500	2,530
Mohawk Industries Inc.	6.125%	1/15/2016	1,400	1,405
Northrop Grumman Corp.	7.125%	2/15/2011	1,350	1,441
Northrop Grumman Corp.	7.750%	3/1/2016	275	319
Northrop Grumman Corp.	7.750%	2/15/2031	1,300	1,594
4 Owens Corning, Inc.	6.500%	12/1/2016	125	128
4 Owens Corning, Inc.	7.000%	12/1/2036	175	178
Raytheon Co.	4.850%	1/15/2011	775	767
Raytheon Co.	5.500%	11/15/2012	725	737
Raytheon Co.	5.375%	4/1/2013	75	75
Raytheon Co.	7.200%	8/15/2027	500	578
Republic Services, Inc.	6.750%	8/15/2011	350	368
Republic Services, Inc.	6.086%	3/15/2035	350	335
Textron Financial Corp.	4.600%	5/3/2010	2,100	2,071
Textron, Inc.	6.500%	6/1/2012	1,000	1,060
TRW, Inc.	7.750%	6/1/2029	350	426
Tyco International Group SA	6.125%	11/1/2008	500	509
Tyco International Group SA	6.125%	1/15/2009	100	102
Tyco International Group SA	6.750%	2/15/2011	2,575	2,738
Tyco International Group SA	6.000%	11/15/2013	125	132
Tyco International Group SA	7.000%	6/15/2028	1,175	1,390
United Technologies Corp.	4.375%	5/1/2010	1,100	1,080
United Technologies Corp.	7.125%	11/15/2010	250	266
United Technologies Corp.	6.350%	3/1/2011	650	680
United Technologies Corp.	4.875%	5/1/2015	325	315
United Technologies Corp.	8.875%	11/15/2019	850	1,105
United Technologies Corp.	7.500%	9/15/2029	350	423
United Technologies Corp.	5.400%	5/1/2035	500	470
United Technologies Corp.	6.050%	6/1/2036	400	412
Waste Management, Inc.	6.875%	5/15/2009	225	232
Waste Management, Inc.	7.375%	8/1/2010	175	186
Waste Management, Inc.	6.375%	11/15/2012	225	236
Communication (2.4%)
Alltel Corp.	7.000%	7/1/2012	700	734
America Movil SA de C.V	4.125%	3/1/2009	450	440
America Movil SA de C.V	5.500%	3/1/2014	225	224
America Movil SA de C.V	5.750%	1/15/2015	1,500	1,506
America Movil SA de C.V	6.375%	3/1/2035	675	663
AT&T Corp.	6.000%	3/15/2009	925	939
AT&T Corp.	7.300%	11/15/2011	850	924
AT&T Corp.	8.000%	11/15/2031	1,975	2,455
AT&T Corp.	6.800%	5/15/2036	75	80
AT&T Inc.	4.125%	9/15/2009	625	611
AT&T Inc.	5.300%	11/15/2010	650	653
AT&T Inc.	6.250%	3/15/2011	400	415
AT&T Inc.	5.875%	2/1/2012	960	983
AT&T Inc.	5.875%	8/15/2012	1,315	1,350
AT&T Inc.	5.100%	9/15/2014	5,000	4,899
AT&T Inc.	5.625%	6/15/2016	2,800	2,810
AT&T Inc.	6.450%	6/15/2034	725	739
AT&T Inc.	6.150%	9/15/2034	250	247
BellSouth Corp.	4.200%	9/15/2009	1,150	1,124
BellSouth Corp.	4.750%	11/15/2012	400	390
BellSouth Corp.	5.200%	9/15/2014	650	640
BellSouth Corp.	5.200%	12/15/2016	200	194
BellSouth Corp.	6.550%	6/15/2034	500	513
BellSouth Corp.	6.000%	11/15/2034	555	536
BellSouth Telecommunications	6.375%	6/1/2028	1,685	1,697
British Sky Broadcasting Corp.	6.875%	2/23/2009	875	901
British Sky Broadcasting Corp.	8.200%	7/15/2009	125	133
British Telecommunications PLC	8.625%	12/15/2010	2,100	2,346
British Telecommunications PLC	9.125%	12/15/2030	1,650	2,263
CBS Corp.	6.625%	5/15/2011	715	747
CBS Corp.	5.625%	8/15/2012	460	461
CBS Corp.	7.875%	7/30/2030	375	403
CBS Corp.	5.500%	5/15/2033	175	150
CenturyTel Enterprises	6.875%	1/15/2028	175	171
CenturyTel, Inc.	7.875%	8/15/2012	225	247
Cingular Wireless LLC	6.500%	12/15/2011	2,200	2,321
Cingular Wireless LLC	7.125%	12/15/2031	1,400	1,539
Comcast Cable Communications Holdings Inc.	8.375%	3/15/2013	1,350	1,544
Comcast Cable Communications Holdings Inc.	9.455%	11/15/2022	175	228
Comcast Cable Communications, Inc.	6.200%	11/15/2008	1,000	1,016
Comcast Cable Communications, Inc.	6.875%	6/15/2009	2,500	2,587
Comcast Cable Communications, Inc.	6.750%	1/30/2011	1,000	1,053
Comcast Cable Communications, Inc.	8.875%	5/1/2017	625	765
Comcast Corp.	5.500%	3/15/2011	450	454
Comcast Corp.	5.300%	1/15/2014	200	198
Comcast Corp.	6.500%	1/15/2015	1,450	1,528
Comcast Corp.	5.900%	3/15/2016	600	611
Comcast Corp.	5.875%	2/15/2018	1,050	1,053
Comcast Corp.	7.050%	3/15/2033	175	188
Comcast Corp.	6.500%	11/15/2035	1,975	1,990
Comcast Corp.	6.450%	3/15/2037	4,025	4,029
Cox Communications, Inc.	4.625%	1/15/2010	1,000	985
Cox Communications, Inc.	6.750%	3/15/2011	3,675	3,861
Cox Communications, Inc.	7.125%	10/1/2012	450	485
Cox Communications, Inc.	5.450%	12/15/2014	550	541
Deutsche Telekom International Finance	3.875%	7/22/2008	175	172
Deutsche Telekom International Finance	8.000%	6/15/2010	3,775	4,093
Deutsche Telekom International Finance	5.250%	7/22/2013	175	173
Deutsche Telekom International Finance	5.750%	3/23/2016	200	200
Deutsche Telekom International Finance	8.250%	6/15/2030	2,150	2,663
Embarq Corp.	7.082%	6/1/2016	1,450	1,480
Embarq Corp.	7.995%	6/1/2036	225	232
France Telecom	7.750%	3/1/2011	2,500	2,721
France Telecom	8.500%	3/1/2031	1,775	2,306
Gannett Co., Inc.	6.375%	4/1/2012	1,000	1,044
Grupo Televisa SA	6.625%	3/18/2025	625	652
GTE Corp.	8.750%	11/1/2021	175	216
IAC/InteractiveCorp	7.000%	1/15/2013	475	501
Koninklijke KPN NV	8.000%	10/1/2010	50	54
Koninklijke KPN NV	8.375%	10/1/2030	500	568
New Cingular Wireless Services	7.875%	3/1/2011	2,150	2,355
New Cingular Wireless Services	8.125%	5/1/2012	1,625	1,831
New Cingular Wireless Services	8.750%	3/1/2031	825	1,064
New England Telephone&Telegraph Co.	7.875%	11/15/2029	1,575	1,751
News America Holdings, Inc.	9.250%	2/1/2013	350	414
News America Holdings, Inc.	8.000%	10/17/2016	425	492
News America Holdings, Inc.	8.150%	10/17/2036	175	211
News America Inc.	5.300%	12/15/2014	900	893
News America Inc.	6.200%	12/15/2034	2,075	2,013
News America Inc.	6.400%	12/15/2035	750	745
Nextel Communications	6.875%	10/31/2013	400	411
Nextel Communications	5.950%	3/15/2014	290	286
Nextel Communications	7.375%	8/1/2015	2,400	2,491
Omnicom Group Inc.	5.900%	4/15/2016	50	51
R.R. Donnelley&Sons Co.	3.750%	4/1/2009	175	170
R.R. Donnelley&Sons Co.	4.950%	5/15/2010	925	915
R.R. Donnelley&Sons Co.	5.625%	1/15/2012	300	302
R.R. Donnelley&Sons Co.	4.950%	4/1/2014	125	117
R.R. Donnelley&Sons Co.	5.500%	5/15/2015	175	169
Reed Elsevier Capital	4.625%	6/15/2012	100	96
Sprint Capital Corp.	6.125%	11/15/2008	350	354
Sprint Capital Corp.	6.375%	5/1/2009	1,475	1,511
Sprint Capital Corp.	7.625%	1/30/2011	2,650	2,845
Sprint Capital Corp.	8.375%	3/15/2012	1,125	1,257
Sprint Capital Corp.	6.875%	11/15/2028	1,050	1,043
Sprint Capital Corp.	8.750%	3/15/2032	750	887
Sprint Nextel Corp.	6.000%	12/1/2016	800	788
TCI Communications, Inc.	8.750%	8/1/2015	675	807
TCI Communications, Inc.	7.875%	2/15/2026	175	202
Telecom Italia Capital	4.000%	11/15/2008	405	397
Telecom Italia Capital	4.000%	1/15/2010	1,595	1,541
Telecom Italia Capital	6.200%	7/18/2011	950	974
Telecom Italia Capital	5.250%	11/15/2013	430	417
Telecom Italia Capital	5.250%	10/1/2015	825	784
Telecom Italia Capital	6.375%	11/15/2033	1,925	1,817
Telecom Italia Capital	7.200%	7/18/2036	500	520
Tele-Communications, Inc.	7.875%	8/1/2013	275	309
Telecomunicaciones de Puerto Rico	6.800%	5/15/2009	350	359
Telefonica Emisiones SAU	5.984%	6/20/2011	1,375	1,410
Telefonica Emisiones SAU	6.421%	6/20/2016	1,250	1,304
Telefonica Emisiones SAU	7.045%	6/20/2036	1,950	2,082
Telefonica Europe BV	7.750%	9/15/2010	1,425	1,537
Telefonica Europe BV	8.250%	9/15/2030	400	482
Telefonos de Mexico SA	4.500%	11/19/2008	200	198
Telefonos de Mexico SA	4.750%	1/27/2010	375	370
Telefonos de Mexico SA	5.500%	1/27/2015	1,750	1,722
Telus Corp.	8.000%	6/1/2011	1,125	1,235
Thomson Corp.	5.500%	8/15/2035	225	199
Time Warner Entertainment	7.250%	9/1/2008	400	410
Time Warner Entertainment	10.150%	5/1/2012	325	389
Time Warner Entertainment	8.375%	3/15/2023	325	384
Time Warner Entertainment	8.375%	7/15/2033	950	1,157
US Cellular	6.700%	12/15/2033	325	306
Verizon Communications Corp.	5.350%	2/15/2011	200	202
Verizon Communications Corp.	5.550%	2/15/2016	1,450	1,452
Verizon Global Funding Corp.	6.875%	6/15/2012	3,450	3,698
Verizon Global Funding Corp.	7.375%	9/1/2012	1,050	1,155
Verizon Global Funding Corp.	4.900%	9/15/2015	1,000	958
Verizon Global Funding Corp.	7.750%	12/1/2030	450	523
Verizon Global Funding Corp.	5.850%	9/15/2035	600	567
Verizon New England, Inc.	6.500%	9/15/2011	575	599
Verizon New Jersey, Inc.	5.875%	1/17/2012	675	687
Verizon New York, Inc.	6.875%	4/1/2012	225	237
Verizon New York, Inc.	7.375%	4/1/2032	225	237
Verizon Pennsylvania, Inc.	5.650%	11/15/2011	850	861
Verizon Virginia, Inc.	4.625%	3/15/2013	275	261
Vodafone AirTouch PLC	7.750%	2/15/2010	325	347
Vodafone AirTouch PLC	7.875%	2/15/2030	850	980
Vodafone Group PLC	5.350%	2/27/2012	1,750	1,755
Vodafone Group PLC	5.000%	12/16/2013	950	927
Vodafone Group PLC	5.375%	1/30/2015	125	123
Vodafone Group PLC	5.000%	9/15/2015	575	550
Vodafone Group PLC	5.750%	3/15/2016	450	452
Vodafone Group PLC	5.625%	2/27/2017	1,000	992
Vodafone Group PLC	6.250%	11/30/2032	1,225	1,203
Vodafone Group PLC	6.150%	2/27/2037	300	290
WPP Finance USA Corp.	5.875%	6/15/2014	475	481
Consumer Cyclical (1.5%)
Brinker International	5.750%	6/1/2014	125	122
Centex Corp.	7.500%	1/15/2012	500	526
Centex Corp.	5.125%	10/1/2013	550	512
Centex Corp.	6.500%	5/1/2016	400	393
Chrysler Corp.	7.450%	3/1/2027	350	393
Costco Wholesale Corp.	5.300%	3/15/2012	100	101
Costco Wholesale Corp.	5.500%	3/15/2017	1,525	1,529
CVS Corp.	4.000%	9/15/2009	75	73
CVS Corp.	5.750%	8/15/2011	125	127
CVS Corp.	4.875%	9/15/2014	225	216
CVS Corp.	6.125%	8/15/2016	250	258
D.R. Horton, Inc.	4.875%	1/15/2010	225	221
D.R. Horton, Inc.	6.000%	4/15/2011	25	25
D.R. Horton, Inc.	5.375%	6/15/2012	500	483
D.R. Horton, Inc.	5.250%	2/15/2015	1,050	952
D.R. Horton, Inc.	5.625%	1/15/2016	1,000	929
D.R. Horton, Inc.	6.500%	4/15/2016	800	782
DaimlerChrysler North America Holding Corp.	4.050%	6/4/2008	450	443
DaimlerChrysler North America Holding Corp.	4.875%	6/15/2010	225	223
DaimlerChrysler North America Holding Corp.	8.000%	6/15/2010	200	216
DaimlerChrysler North America Holding Corp.	5.875%	3/15/2011	5,525	5,634
DaimlerChrysler North America Holding Corp.	5.750%	9/8/2011	1,525	1,549
DaimlerChrysler North America Holding Corp.	7.300%	1/15/2012	3,150	3,393
DaimlerChrysler North America Holding Corp.	6.500%	11/15/2013	800	840
DaimlerChrysler North America Holding Corp.	8.500%	1/18/2031	1,125	1,405
Federated Department Stores, Inc.	6.300%	4/1/2009	750	765
Federated Department Stores, Inc.	6.790%	7/15/2027	175	172
Federated Department Stores, Inc.	7.000%	2/15/2028	200	202
Federated Department Stores, Inc.	6.900%	4/1/2029	175	176
Federated Retail Holding	5.350%	3/15/2012	825	822
Federated Retail Holding	5.900%	12/1/2016	1,275	1,271
Federated Retail Holding	6.375%	3/15/2037	275	267
Home Depot Inc.	3.750%	9/15/2009	625	606
Home Depot Inc.	4.625%	8/15/2010	1,025	1,008
Home Depot Inc.	5.250%	12/16/2013	550	547
Home Depot Inc.	5.400%	3/1/2016	1,550	1,512
Home Depot Inc.	5.875%	12/16/2036	1,100	1,048
ITT Corp.	7.375%	11/15/2015	1,150	1,202
J.C. Penney Co., Inc.	8.000%	3/1/2010	975	1,047
J.C. Penney Co., Inc.	7.950%	4/1/2017	825	934
J.C. Penney Co., Inc.	7.400%	4/1/2037	250	270
Johnson Controls, Inc.	5.250%	1/15/2011	250	250
Johnson Controls, Inc.	6.000%	1/15/2036	100	97
Kohl's Corp.	6.000%	1/15/2033	200	193
Lennar Corp.	5.125%	10/1/2010	100	97
Lennar Corp.	5.950%	10/17/2011	2,000	1,994
Lennar Corp.	5.600%	5/31/2015	900	845
Limited Brands Inc.	5.250%	11/1/2014	150	143
Lowe's Cos., Inc.	5.000%	10/15/2015	725	703
Lowe's Cos., Inc.	5.400%	10/15/2016	1,950	1,938
Lowe's Cos., Inc.	6.875%	2/15/2028	450	490
Lowe's Cos., Inc.	5.800%	10/15/2036	650	623
Marriott International	4.625%	6/15/2012	275	265
Marriott International	6.200%	6/15/2016	400	411
May Department Stores Co.	5.750%	7/15/2014	850	841
May Department Stores Co.	6.700%	7/15/2034	475	465
McDonald's Corp.	6.000%	4/15/2011	425	439
McDonald's Corp.	5.300%	3/15/2017	150	148
Nordstrom, Inc.	6.950%	3/15/2028	175	189
Pulte Homes, Inc.	4.875%	7/15/2009	500	493
Pulte Homes, Inc.	5.250%	1/15/2014	450	421
Pulte Homes, Inc.	5.200%	2/15/2015	375	346
Pulte Homes, Inc.	6.000%	2/15/2035	100	89
Starwood Hotel Resorts	7.875%	5/1/2012	500	539
Target Corp.	5.400%	10/1/2008	765	768
Target Corp.	7.500%	8/15/2010	225	242
Target Corp.	6.350%	1/15/2011	275	287
Target Corp.	4.000%	6/15/2013	810	756
Target Corp.	5.875%	7/15/2016	575	593
Target Corp.	7.000%	7/15/2031	1,400	1,603
Target Corp.	6.350%	11/1/2032	1,625	1,725
The Walt Disney Co.	5.700%	7/15/2011	800	819
The Walt Disney Co.	6.375%	3/1/2012	1,125	1,186
The Walt Disney Co.	5.625%	9/15/2016	1,700	1,731
Time Warner, Inc.	6.750%	4/15/2011	725	763
Time Warner, Inc.	5.500%	11/15/2011	50	50
Time Warner, Inc.	6.875%	5/1/2012	2,075	2,210
Time Warner, Inc.	9.125%	1/15/2013	2,275	2,672
Time Warner, Inc.	5.875%	11/15/2016	400	403
Time Warner, Inc.	9.150%	2/1/2023	275	349
Time Warner, Inc.	7.625%	4/15/2031	2,210	2,472
Time Warner, Inc.	7.700%	5/1/2032	1,465	1,659
Time Warner, Inc.	6.500%	11/15/2036	825	820
Toll Brothers, Inc.	5.150%	5/15/2015	275	248
Toyota Motor Credit Corp.	4.250%	3/15/2010	3,525	3,467
Toyota Motor Credit Corp.	5.450%	5/18/2011	300	305
Viacom Inc.	5.750%	4/30/2011	1,225	1,242
Viacom Inc.	6.250%	4/30/2016	225	227
Viacom Inc.	6.875%	4/30/2036	1,275	1,280
Wal-Mart Stores, Inc.	3.375%	10/1/2008	800	781
Wal-Mart Stores, Inc.	6.875%	8/10/2009	350	364
Wal-Mart Stores, Inc.	4.000%	1/15/2010	475	463
Wal-Mart Stores, Inc.	4.125%	7/1/2010	1,490	1,452
Wal-Mart Stores, Inc.	4.750%	8/15/2010	160	159
Wal-Mart Stores, Inc.	4.125%	2/15/2011	850	823
Wal-Mart Stores, Inc.	4.550%	5/1/2013	1,925	1,858
Wal-Mart Stores, Inc.	7.250%	6/1/2013	650	715
Wal-Mart Stores, Inc.	4.500%	7/1/2015	3,625	3,426
Wal-Mart Stores, Inc.	5.375%	4/5/2017	400	399
Wal-Mart Stores, Inc.	5.875%	4/5/2027	750	752
Wal-Mart Stores, Inc.	7.550%	2/15/2030	1,025	1,232
Wal-Mart Stores, Inc.	5.250%	9/1/2035	100	91
Western Union Co.	5.400%	11/17/2011	1,325	1,324
Western Union Co.	5.930%	10/1/2016	575	572
Western Union Co.	6.200%	11/17/2036	350	332
Yum! Brands, Inc.	8.875%	4/15/2011	1,225	1,374
Yum! Brands, Inc.	7.700%	7/1/2012	175	192
Yum! Brands, Inc.	6.250%	4/15/2016	1,275	1,311
Consumer Noncyclical (1.6%)
Abbott Laboratories	3.500%	2/17/2009	325	316
Abbott Laboratories	5.375%	5/15/2009	50	50
Abbott Laboratories	5.600%	5/15/2011	700	713
Abbott Laboratories	4.350%	3/15/2014	1,000	946
Abbott Laboratories	5.875%	5/15/2016	2,750	2,840
Allergan Inc.	5.750%	4/1/2016	125	127
Altria Group, Inc.	5.625%	11/4/2008	500	503
Altria Group, Inc.	7.000%	11/4/2013	550	597
AmerisourceBergen Corp.	5.875%	9/15/2015	1,125	1,116
Amgen Inc.	4.000%	11/18/2009	1,125	1,096
Amgen Inc.	4.850%	11/18/2014	350	338
Anheuser-Busch Cos., Inc.	6.000%	4/15/2011	700	722
Anheuser-Busch Cos., Inc.	7.125%	7/1/2017	500	515
Anheuser-Busch Cos., Inc.	6.800%	8/20/2032	450	496
Anheuser-Busch Cos., Inc.	5.750%	4/1/2036	1,300	1,257
Archer-Daniels-Midland Co.	8.125%	6/1/2012	550	622
Archer-Daniels-Midland Co.	7.000%	2/1/2031	425	480
Archer-Daniels-Midland Co.	5.375%	9/15/2035	2,350	2,159
AstraZeneca PLC	5.400%	6/1/2014	275	276
Baxter Finco, BV	4.750%	10/15/2010	850	841
Baxter International, Inc.	5.900%	9/1/2016	625	643
Boston Scientific	6.000%	6/15/2011	1,000	1,012
Boston Scientific	5.450%	6/15/2014	275	264
Boston Scientific	6.400%	6/15/2016	300	301
Boston Scientific	7.000%	11/15/2035	675	653
Bottling Group LLC	4.625%	11/15/2012	2,350	2,291
Bottling Group LLC	5.000%	11/15/2013	300	295
Bottling Group LLC	5.500%	4/1/2016	575	577
Bristol-Myers Squibb Co.	4.000%	8/15/2008	1,250	1,232
Bristol-Myers Squibb Co.	5.875%	11/15/2036	2,100	2,063
Bristol-Myers Squibb Co.	6.875%	8/1/2097	175	186
Bunge Ltd. Finance Corp.	4.375%	12/15/2008	125	123
Bunge Ltd. Finance Corp.	5.100%	7/15/2015	250	235
C.R. Bard, Inc.	6.700%	12/1/2026	750	793
Campbell Soup Co.	6.750%	2/15/2011	1,300	1,371
4 Cardinal Health, Inc.	5.800%	10/15/2016	1,075	1,071
Cardinal Health, Inc.	5.850%	12/15/2017	850	846
Cia. Brasil de Bebidas AmBev	10.500%	12/15/2011	765	922
Cia. Brasil de Bebidas AmBev	8.750%	9/15/2013	275	319
Clorox Co.	4.200%	1/15/2010	1,850	1,810
Clorox Co.	5.000%	1/15/2015	350	339
Coca-Cola Enterprises Inc.	5.750%	11/1/2008	225	228
Coca-Cola Enterprises Inc.	6.125%	8/15/2011	300	312
Coca-Cola Enterprises Inc.	8.500%	2/1/2022	500	629
Coca-Cola Enterprises Inc.	7.000%	10/1/2026	500	556
Coca-Cola Enterprises Inc.	6.950%	11/15/2026	500	555
ConAgra Foods, Inc.	7.875%	9/15/2010	666	721
ConAgra Foods, Inc.	7.125%	10/1/2026	450	491
ConAgra Foods, Inc.	7.000%	10/1/2028	100	106
ConAgra Foods, Inc.	8.250%	9/15/2030	250	302
Diageo Finance BV	5.300%	10/28/2015	125	123
Eli Lilly&Co.	6.000%	3/15/2012	1,250	1,303
Eli Lilly&Co.	5.500%	3/15/2027	1,175	1,129
Fortune Brands Inc.	5.125%	1/15/2011	1,125	1,115
Fortune Brands Inc.	5.375%	1/15/2016	450	432
Fortune Brands Inc.	5.875%	1/15/2036	225	201
Genentech Inc.	4.400%	7/15/2010	175	172
Genentech Inc.	4.750%	7/15/2015	350	336
Genentech Inc.	5.250%	7/15/2035	225	206
General Mills, Inc.	6.000%	2/15/2012	1,358	1,403
General Mills, Inc.	5.700%	2/15/2017	50	50
GlaxoSmithKline Capital Inc.	4.375%	4/15/2014	1,700	1,611
Grand Metropolitan Investment Corp.	9.000%	8/15/2011	1,725	1,977
H.J. Heinz Co.	6.625%	7/15/2011	1,075	1,126
H.J. Heinz Co.	6.750%	3/15/2032	575	585
Hershey Foods Corp.	5.300%	9/1/2011	300	302
Hershey Foods Corp.	5.450%	9/1/2016	150	150
Hospira, Inc.	4.950%	6/15/2009	250	248
Hospira, Inc.	5.900%	6/15/2014	125	123
Johnson&Johnson	3.800%	5/15/2013	400	376
Johnson&Johnson	6.950%	9/1/2029	75	89
Johnson&Johnson	4.950%	5/15/2033	425	395
Kellogg Co.	2.875%	6/1/2008	825	804
Kellogg Co.	6.600%	4/1/2011	1,125	1,180
Kellogg Co.	7.450%	4/1/2031	675	788
Kimberly-Clark Corp.	5.625%	2/15/2012	675	689
Kimberly-Clark Corp.	4.875%	8/15/2015	875	844
Kraft Foods, Inc.	4.125%	11/12/2009	1,975	1,925
Kraft Foods, Inc.	5.625%	11/1/2011	1,000	1,012
Kraft Foods, Inc.	6.250%	6/1/2012	600	623
Kraft Foods, Inc.	6.500%	11/1/2031	2,100	2,135
Kroger Co.	6.800%	4/1/2011	1,250	1,312
Kroger Co.	6.750%	4/15/2012	350	369
Kroger Co.	6.200%	6/15/2012	500	518
Kroger Co.	6.800%	12/15/2018	975	1,024
Kroger Co.	7.700%	6/1/2029	1,425	1,541
Kroger Co.	8.000%	9/15/2029	450	503
Laboratory Corp. of America	5.625%	12/15/2015	375	370
McKesson Corp.	7.750%	2/1/2012	450	494
Mckesson Corp.	5.250%	3/1/2013	800	795
Medtronic Inc.	4.375%	9/15/2010	175	171
Medtronic Inc.	4.750%	9/15/2015	675	646
Merck&Co.	4.375%	2/15/2013	325	310
Merck&Co.	4.750%	3/1/2015	175	168
Merck&Co.	6.400%	3/1/2028	600	636
Merck&Co.	5.950%	12/1/2028	250	254
Molson Coors Capital Finance	4.850%	9/22/2010	350	345
Newell Rubbermaid, Inc.	4.000%	5/1/2010	275	265
Pepsi Bottling Group, Inc.	7.000%	3/1/2029	450	508
PepsiAmericas Inc.	5.000%	5/15/2017	600	568
Pfizer, Inc.	4.500%	2/15/2014	1,325	1,275
Philip Morris Cos., Inc.	7.750%	1/15/2027	425	508
Procter&Gamble Co.	6.875%	9/15/2009	1,725	1,800
Procter&Gamble Co.	4.950%	8/15/2014	950	933
Procter&Gamble Co.	6.450%	1/15/2026	400	436
Procter&Gamble Co.	5.800%	8/15/2034	475	481
Procter&Gamble Co.	5.550%	3/5/2037	1,150	1,118
2 Procter & Gamble Co. ESOP	9.360%	1/1/2021	1,041	1,300
Quest Diagnostic, Inc.	5.450%	11/1/2015	1,200	1,138
Safeway, Inc.	6.500%	3/1/2011	825	855
Safeway, Inc.	5.800%	8/15/2012	225	228
Safeway, Inc.	7.250%	2/1/2031	275	292
Schering-Plough Corp.	5.550%	12/1/2013	2,475	2,519
Schering-Plough Corp.	6.750%	12/1/2033	600	666
Sysco Corp.	5.375%	9/21/2035	575	536
Teva Pharmaceutical Finance LLC	5.550%	2/1/2016	775	763
Teva Pharmaceutical Finance LLC	6.150%	2/1/2036	875	842
Unilever Capital Corp.	7.125%	11/1/2010	1,750	1,861
Unilever Capital Corp.	5.900%	11/15/2032	650	628
Universal Health Services, Inc.	7.125%	6/30/2016	150	161
Wm. Wrigley Jr. Co.	4.300%	7/15/2010	1,025	999
Wm. Wrigley Jr. Co.	4.650%	7/15/2015	325	309
Wyeth	6.950%	3/15/2011	625	664
Wyeth	5.500%	3/15/2013	725	730
Wyeth	5.500%	2/1/2014	450	453
Wyeth	5.500%	2/15/2016	175	175
Wyeth	5.450%	4/1/2017	275	273
Wyeth	6.450%	2/1/2024	175	184
Wyeth	6.500%	2/1/2034	1,800	1,906
Wyeth	6.000%	2/15/2036	400	398
Wyeth	5.950%	4/1/2037	2,125	2,092
Energy (0.9%)
Alberta Energy Co. Ltd.	7.375%	11/1/2031	400	452
Amerada Hess Corp.	6.650%	8/15/2011	275	289
Amerada Hess Corp.	7.875%	10/1/2029	1,300	1,514
Amerada Hess Corp.	7.300%	8/15/2031	100	110
Amerada Hess Corp.	7.125%	3/15/2033	1,350	1,467
Anadarko Finance Co.	6.750%	5/1/2011	275	289
Anadarko Petroleum Corp.	3.250%	5/1/2008	400	392
Anadarko Petroleum Corp.	5.950%	9/15/2016	2,375	2,381
Anadarko Petroleum Corp.	6.450%	9/15/2036	1,975	1,949
Apache Corp.	6.250%	4/15/2012	175	185
Apache Corp.	5.625%	1/15/2017	100	101
Apache Corp.	6.000%	1/15/2037	750	748
Apache Finance Canada	7.750%	12/15/2029	125	149
Atlantic Richfield Co.	5.900%	4/15/2009	525	533
Baker Hughes, Inc.	6.875%	1/15/2029	175	196
Burlington Resources, Inc.	6.680%	2/15/2011	775	818
Burlington Resources, Inc.	6.500%	12/1/2011	975	1,031
Burlington Resources, Inc.	7.200%	8/15/2031	200	233
Burlington Resources, Inc.	7.400%	12/1/2031	1,525	1,813
Canadian Natural Resources	5.450%	10/1/2012	325	326
Canadian Natural Resources	4.900%	12/1/2014	750	711
Canadian Natural Resources	6.000%	8/15/2016	650	663
Canadian Natural Resources	5.700%	5/15/2017	600	600
Canadian Natural Resources	7.200%	1/15/2032	1,300	1,421
Canadian Natural Resources	6.450%	6/30/2033	800	803
Canadian Natural Resources	6.500%	2/15/2037	725	735
Canadian Natural Resources	6.250%	3/15/2038	675	662
Conoco Funding Co.	6.350%	10/15/2011	2,275	2,388
Conoco Funding Co.	7.250%	10/15/2031	175	204
ConocoPhillips Canada	5.300%	4/15/2012	600	605
ConocoPhillips Canada	5.625%	10/15/2016	1,300	1,324
ConocoPhillips Canada	5.950%	10/15/2036	500	506
Devon Financing Corp.	6.875%	9/30/2011	1,325	1,409
Devon Financing Corp.	7.875%	9/30/2031	650	768
Diamond Offshore Drilling	4.875%	7/1/2015	50	47
Encana Corp.	4.750%	10/15/2013	75	72
Encana Corp.	6.500%	8/15/2034	1,250	1,297
Encana Holdings Finance Corp.	5.800%	5/1/2014	750	763
Halliburton Co.	5.500%	10/15/2010	500	506
Husky Energy Inc.	6.250%	6/15/2012	175	182
Kerr McGee Corp.	6.875%	9/15/2011	850	901
Kerr McGee Corp.	6.950%	7/1/2024	1,250	1,319
Kerr McGee Corp.	7.875%	9/15/2031	200	233
Marathon Oil Corp.	6.125%	3/15/2012	625	647
Marathon Oil Corp.	6.000%	7/1/2012	500	517
Marathon Oil Corp.	6.800%	3/15/2032	325	358
Nexen, Inc.	5.050%	11/20/2013	350	341
Nexen, Inc.	7.875%	3/15/2032	200	235
Noble Energy Inc.	8.000%	4/1/2027	550	647
Norsk Hydro	6.360%	1/15/2009	275	281
Norsk Hydro	7.250%	9/23/2027	1,575	1,831
Norsk Hydro	7.150%	1/15/2029	275	313
Occidental Petroleum	4.250%	3/15/2010	1,000	979
Occidental Petroleum	6.750%	1/15/2012	350	375
Ocean Energy, Inc.	7.250%	10/1/2011	50	54
PanCanadian Energy Corp.	7.200%	11/1/2031	425	470
Petro-Canada	4.000%	7/15/2013	725	669
Petro-Canada	7.875%	6/15/2026	325	378
Petro-Canada	7.000%	11/15/2028	275	293
Petro-Canada	5.350%	7/15/2033	275	243
Petro-Canada	5.950%	5/15/2035	350	334
Petro-Canada Financial Partnership	5.000%	11/15/2014	1,025	988
Phillips Petroleum Co.	8.750%	5/25/2010	575	636
Questar Market Resources	6.050%	9/1/2016	375	383
Shell International Finance	5.625%	6/27/2011	75	77
Shell International Finance	4.950%	3/22/2012	475	473
Shell International Finance	5.200%	3/22/2017	400	396
Suncor Energy, Inc.	5.950%	12/1/2034	275	275
Sunoco, Inc.	4.875%	10/15/2014	125	118
Sunoco, Inc.	5.750%	1/15/2017	350	343
Talisman Energy, Inc.	5.125%	5/15/2015	100	95
Talisman Energy, Inc.	5.850%	2/1/2037	875	791
Tosco Corp.	8.125%	2/15/2030	1,525	1,936
Transocean Sedco Forex, Inc.	7.500%	4/15/2031	450	516
Valero Energy Corp.	6.875%	4/15/2012	1,550	1,651
Valero Energy Corp.	7.500%	4/15/2032	1,050	1,193
Weatherford International Inc.	6.500%	8/1/2036	1,650	1,654
XTO Energy, Inc.	6.250%	4/15/2013	500	519
XTO Energy, Inc.	4.900%	2/1/2014	200	193
XTO Energy, Inc.	5.000%	1/31/2015	125	120
XTO Energy, Inc.	5.300%	6/30/2015	250	244
XTO Energy, Inc.	6.100%	4/1/2036	75	73
Technology (0.4%)
Cisco Systems Inc.	5.250%	2/22/2011	2,675	2,688
Cisco Systems Inc.	5.500%	2/22/2016	1,750	1,759
Computer Sciences Corp.	3.500%	4/15/2008	175	172
Electronic Data Systems	7.125%	10/15/2009	125	130
Electronic Data Systems	6.500%	8/1/2013	1,400	1,419
Electronic Data Systems	7.450%	10/15/2029	600	656
First Data Corp.	3.375%	8/1/2008	685	669
First Data Corp.	4.850%	10/1/2014	78	73
First Data Corp.	4.950%	6/15/2015	225	210
Harris Corp.	5.000%	10/1/2015	550	523
Hewlett-Packard Co.	5.250%	3/1/2012	275	277
Hewlett-Packard Co.	5.400%	3/1/2017	975	967
International Business Machines Corp.	5.375%	2/1/2009	175	176
International Business Machines Corp.	4.950%	3/22/2011	600	599
International Business Machines Corp.	4.750%	11/29/2012	575	567
International Business Machines Corp.	7.500%	6/15/2013	775	870
International Business Machines Corp.	7.000%	10/30/2025	450	515
International Business Machines Corp.	6.220%	8/1/2027	1,100	1,158
International Business Machines Corp.	7.125%	12/1/2096	125	142
Intuit Inc.	5.400%	3/15/2012	625	623
Intuit Inc.	5.750%	3/15/2017	225	221
Motorola, Inc.	7.625%	11/15/2010	201	216
Motorola, Inc.	7.500%	5/15/2025	150	165
Motorola, Inc.	6.500%	9/1/2025	50	50
Motorola, Inc.	6.500%	11/15/2028	225	225
Oracle Corp.	5.000%	1/15/2011	1,900	1,891
Oracle Corp.	5.250%	1/15/2016	1,000	985
Pitney Bowes Credit Corp.	5.750%	8/15/2008	1,125	1,133
Pitney Bowes, Inc.	4.750%	1/15/2016	725	687
Science Applications International Corp.	6.250%	7/1/2012	100	104
Science Applications International Corp.	5.500%	7/1/2033	100	88
Xerox Corp.	9.750%	1/15/2009	325	348
Xerox Corp.	7.125%	6/15/2010	975	1,024
Xerox Corp.	6.875%	8/15/2011	300	316
Xerox Corp.	7.625%	6/15/2013	300	315
Xerox Corp.	6.400%	3/15/2016	500	515
Xerox Corp.	6.750%	2/1/2017	450	473
Transportation (0.4%)
American Airlines, Inc.	7.024%	10/15/2009	1,750	1,807
American Airlines, Inc.	7.858%	10/1/2011	175	190
Burlington Northern Santa Fe Corp.	6.750%	7/15/2011	575	606
Burlington Northern Santa Fe Corp.	7.000%	12/15/2025	550	587
Burlington Northern Santa Fe Corp.	6.200%	8/15/2036	1,400	1,375
Canadian National Railway Co.	6.375%	10/15/2011	425	446
Canadian National Railway Co.	4.400%	3/15/2013	275	261
Canadian National Railway Co.	6.800%	7/15/2018	1,200	1,336
Canadian National Railway Co.	6.250%	8/1/2034	275	285
Canadian National Railway Co.	6.200%	6/1/2036	200	205
Canadian Pacific Rail	6.250%	10/15/2011	1,475	1,534
Canadian Pacific Rail	7.125%	10/15/2031	175	203
CNF, Inc.	6.700%	5/1/2034	275	261
Continental Airlines, Inc.	6.563%	2/15/2012	550	575
2 Continental Airlines, Inc.	6.648%	9/15/2017	1,656	1,718
CSX Corp.	6.750%	3/15/2011	1,200	1,253
CSX Corp.	6.300%	3/15/2012	1,475	1,522
CSX Corp.	7.900%	5/1/2017	500	565
CSX Corp.	6.000%	10/1/2036	300	286
4 ERAC USA Finance Co.	7.350%	6/15/2008	525	537
FedEx Corp.	3.500%	4/1/2009	125	121
FedEx Corp.	5.500%	8/15/2009	525	529
Mass Transit Railway Corp.	7.500%	11/8/2010	675	726
Norfolk Southern Corp.	6.200%	4/15/2009	225	229
Norfolk Southern Corp.	6.750%	2/15/2011	2,000	2,093
Norfolk Southern Corp.	7.700%	5/15/2017	275	308
Norfolk Southern Corp.	9.750%	6/15/2020	633	855
Norfolk Southern Corp.	7.800%	5/15/2027	325	379
Norfolk Southern Corp.	7.050%	5/1/2037	1,050	1,136
Norfolk Southern Corp.	7.900%	5/15/2097	325	386
Ryder System Inc.	5.950%	5/2/2011	350	356
Ryder System Inc.	5.850%	3/1/2014	325	325
Ryder System Inc.	5.850%	11/1/2016	150	149
Southwest Airlines Co.	6.500%	3/1/2012	1,025	1,069
Southwest Airlines Co.	5.750%	12/15/2016	475	466
Southwest Airlines Co.	5.125%	3/1/2017	100	93
Union Pacific Corp.	7.250%	11/1/2008	525	540
Union Pacific Corp.	3.625%	6/1/2010	250	239
Union Pacific Corp.	6.125%	1/15/2012	100	103
Union Pacific Corp.	6.500%	4/15/2012	350	368
Union Pacific Corp.	6.625%	2/1/2029	600	618
Other (0.0%)
Black&Decker Corp.	7.125%	6/1/2011	500	529
Cooper Industries, Inc.	5.250%	11/15/2012	550	546
Dover Corp.	4.875%	10/15/2015	675	646
Rockwell International Corp.	6.700%	1/15/2028	175	191

				538,093

Utilities (1.7%)
Electric (1.3%)
AEP Texas Central Co.	6.650%	2/15/2033	325	352
Alabama Power Co.	5.500%	10/15/2017	850	858
American Electric Power Co., Inc.	5.375%	3/15/2010	800	807
Arizona Public Service Co.	4.650%	5/15/2015	350	326
4 Baltimore Gas&Electric Co.	5.900%	10/1/2016	500	511
4 Baltimore Gas&Electric Co.	6.350%	10/1/2036	200	208
Carolina Power&Light Co.	6.500%	7/15/2012	1,500	1,589
CenterPoint Energy Houston	5.700%	3/15/2013	1,025	1,038
Cincinnati Gas&Electric Co.	5.700%	9/15/2012	225	230
Cleveland Electric Illumination Co.	7.880%	11/1/2017	175	206
Columbus Southern Power	5.850%	10/1/2035	500	488
Commonwealth Edison Co.	6.150%	3/15/2012	375	373
Connecticut Light&Power Co.	6.350%	6/1/2036	825	877
Consolidated Edison Co. of New York	4.875%	2/1/2013	175	172
Consolidated Edison Co. of New York	5.375%	12/15/2015	275	275
Consolidated Edison Co. of New York	5.500%	9/15/2016	1,500	1,520
Consolidated Edison Co. of New York	5.300%	3/1/2035	50	46
Consolidated Edison Co. of New York	5.850%	3/15/2036	300	298
Consolidated Edison Co. of New York	6.200%	6/15/2036	400	417
Constellation Energy Group, Inc.	6.125%	9/1/2009	300	307
Constellation Energy Group, Inc.	7.000%	4/1/2012	50	54
Constellation Energy Group, Inc.	4.550%	6/15/2015	2,725	2,513
Constellation Energy Group, Inc.	7.600%	4/1/2032	325	367
Consumers Energy Co.	4.250%	4/15/2008	525	519
Consumers Energy Co.	4.800%	2/17/2009	700	695
Consumers Energy Co.	5.000%	2/15/2012	350	346
Consumers Energy Co.	5.375%	4/15/2013	175	175
Consumers Energy Co.	5.500%	8/15/2016	675	672
Detroit Edison Co.	6.125%	10/1/2010	275	284
Detroit Edison Co.	5.700%	10/1/2037	375	361
Dominion Resources, Inc.	6.250%	6/30/2012	350	367
Dominion Resources, Inc.	5.150%	7/15/2015	1,875	1,822
Dominion Resources, Inc.	6.300%	3/15/2033	75	76
Dominion Resources, Inc.	5.250%	8/1/2033	175	172
Dominion Resources, Inc.	5.950%	6/15/2035	1,900	1,836
2 Dominion Resources, Inc.	6.300%	9/30/2066	325	330
DTE Energy Co.	7.050%	6/1/2011	175	186
Duke Energy Corp.	6.250%	1/15/2012	1,675	1,751
Duke Energy Corp.	6.450%	10/15/2032	900	953
El Paso Electric Co.	6.000%	5/15/2035	125	122
Energy East Corp.	6.750%	6/15/2012	550	583
Energy East Corp.	6.750%	7/15/2036	750	797
Entergy Gulf States, Inc.	3.600%	6/1/2008	275	270
Exelon Corp.	4.900%	6/15/2015	575	539
FirstEnergy Corp.	6.450%	11/15/2011	3,025	3,168
FirstEnergy Corp.	7.375%	11/15/2031	700	791
Florida Power&Light Co.	5.625%	4/1/2034	775	758
Florida Power&Light Co.	4.950%	6/1/2035	575	509
Florida Power&Light Co.	5.400%	9/1/2035	550	521
Florida Power&Light Co.	6.200%	6/1/2036	700	741
Florida Power&Light Co.	5.650%	2/1/2037	125	123
Florida Power Corp.	4.500%	6/1/2010	425	418
Florida Power Corp.	4.800%	3/1/2013	775	755
FPL Group Capital, Inc.	5.625%	9/1/2011	250	254
2 FPL Group Capital, Inc.	6.350%	10/1/2066	250	253
Indiana Michigan Power Co.	6.050%	3/15/2037	650	640
Jersey Central Power&Light	5.625%	5/1/2016	275	277
Kansas City Power&Light	6.050%	11/15/2035	175	172
MidAmerican Energy Co.	6.750%	12/30/2031	725	802
MidAmerican Energy Co.	5.750%	11/1/2035	275	268
MidAmerican Energy Holdings Co.	5.875%	10/1/2012	900	927
MidAmerican Energy Holdings Co.	5.000%	2/15/2014	175	170
MidAmerican Energy Holdings Co.	6.125%	4/1/2036	4,875	4,857
National Rural Utilities Cooperative Finance Corp.	7.250%	3/1/2012	3,225	3,509
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/2032	225	286
Niagara Mohawk Power Corp.	7.750%	10/1/2008	300	310
NiSource Finance Corp.	7.875%	11/15/2010	550	596
NiSource Finance Corp.	5.400%	7/15/2014	175	171
NiSource Finance Corp.	5.250%	9/15/2017	550	519
NiSource Finance Corp.	5.450%	9/15/2020	600	562
Northern States Power Co.	6.250%	6/1/2036	200	212
NStar Electric Co.	4.875%	4/15/2014	175	170
Ohio Edison	6.400%	7/15/2016	425	448
Ohio Power Co.	6.000%	6/1/2016	350	363
Oncor Electric Delivery Co.	6.375%	5/1/2012	675	704
Oncor Electric Delivery Co.	6.375%	1/15/2015	700	730
Oncor Electric Delivery Co.	7.250%	1/15/2033	125	139
Pacific Gas&Electric Co.	3.600%	3/1/2009	225	219
Pacific Gas&Electric Co.	4.200%	3/1/2011	225	218
Pacific Gas&Electric Co.	4.800%	3/1/2014	625	605
Pacific Gas&Electric Co.	6.050%	3/1/2034	3,300	3,312
Pacific Gas&Electric Co.	5.800%	3/1/2037	750	722
PacifiCorp	6.900%	11/15/2011	500	535
PacifiCorp	7.700%	11/15/2031	250	309
PacifiCorp	5.250%	6/15/2035	175	160
Pepco Holdings, Inc.	6.450%	8/15/2012	825	864
Pepco Holdings, Inc.	7.450%	8/15/2032	175	200
PPL Energy Supply LLC	6.400%	11/1/2011	1,325	1,373
PPL Energy Supply LLC	6.200%	5/15/2016	1,075	1,100
PPL Energy Supply LLC	6.000%	12/15/2036	325	308
Progress Energy, Inc.	7.100%	3/1/2011	1,430	1,526
Progress Energy, Inc.	5.625%	1/15/2016	500	505
Progress Energy, Inc.	7.750%	3/1/2031	350	418
Progress Energy, Inc.	7.000%	10/30/2031	50	55
PSE&G Power LLC	7.750%	4/15/2011	350	378
PSE&G Power LLC	6.950%	6/1/2012	450	479
PSE&G Power LLC	5.500%	12/1/2015	50	49
PSE&G Power LLC	8.625%	4/15/2031	75	95
PSI Energy Inc.	5.000%	9/15/2013	500	487
Public Service Co. of Colorado	4.375%	10/1/2008	800	791
Public Service Co. of Colorado	7.875%	10/1/2012	1,875	2,110
Public Service Co. of Colorado	5.500%	4/1/2014	275	278
Puget Sound Energy Inc.	5.483%	6/1/2035	100	93
Puget Sound Energy Inc.	6.274%	3/15/2037	650	672
SCANA Corp.	6.875%	5/15/2011	1,325	1,405
Southern California Edison Co.	5.000%	1/15/2014	1,175	1,157
Southern California Edison Co.	5.000%	1/15/2016	1,600	1,562
Southern California Edison Co.	6.650%	4/1/2029	250	276
Southern California Edison Co.	6.000%	1/15/2034	175	180
Southern California Edison Co.	5.750%	4/1/2035	225	224
Southern California Edison Co.	5.350%	7/15/2035	125	117
Southern California Edison Co.	5.625%	2/1/2036	125	122
Southern California Edison Co.	5.550%	1/15/2037	1,400	1,344
Southern Power Co.	6.250%	7/15/2012	175	183
Tampa Electric Co.	6.550%	5/15/2036	400	425
Toledo Edison Co.	6.150%	5/15/2037	300	295
Union Electric Co.	5.400%	2/1/2016	300	292
Virginia Electric&Power Co.	5.400%	1/15/2016	1,000	989
Virginia Electric&Power Co.	6.000%	1/15/2036	350	348
Wisconsin Electric Power Co.	5.625%	5/15/2033	175	171
Xcel Energy, Inc.	5.613%	4/1/2017	131	131
Xcel Energy, Inc.	6.500%	7/1/2036	425	447
Natural Gas (0.4%)
AGL Capital Corp.	7.125%	1/14/2011	300	319
Atmos Energy Corp.	4.000%	10/15/2009	400	390
Atmos Energy Corp.	4.950%	10/15/2014	475	451
Boardwalk Pipelines LLC	5.500%	2/1/2017	125	122
CenterPoint Energy Resources	7.875%	4/1/2013	750	838
CenterPoint Energy Resources	6.150%	5/1/2016	650	667
Consolidated Natural Gas	6.250%	11/1/2011	1,375	1,431
Consolidated Natural Gas	5.000%	12/1/2014	950	922
Duke Capital Corp.	7.500%	10/1/2009	250	263
Duke Capital Corp.	5.500%	3/1/2014	425	414
Duke Capital Corp.	6.750%	2/15/2032	175	178
Duke Energy Field Services	7.875%	8/16/2010	225	243
Duke Energy Field Services	8.125%	8/16/2030	275	336
4 El Paso Natural Gas Co.	5.950%	4/15/2017	300	299
Energy Transfer Partners LP	5.650%	8/1/2012	625	633
Energy Transfer Partners LP	5.950%	2/1/2015	175	177
Energy Transfer Partners LP	6.125%	2/15/2017	300	306
Energy Transfer Partners LP	6.625%	10/15/2036	550	561
Enterprise Products Operating LP	4.950%	6/1/2010	325	322
Enterprise Products Operating LP	5.600%	10/15/2014	875	870
Enterprise Products Operating LP	6.875%	3/1/2033	100	105
KeySpan Corp.	7.625%	11/15/2010	100	108
KeySpan Corp.	8.000%	11/15/2030	200	244
Kinder Morgan Energy Partners LP	7.125%	3/15/2012	600	644
Kinder Morgan Energy Partners LP	5.000%	12/15/2013	450	436
Kinder Morgan Energy Partners LP	5.125%	11/15/2014	425	410
Kinder Morgan Energy Partners LP	7.300%	8/15/2033	450	484
Kinder Morgan Energy Partners LP	5.800%	3/15/2035	100	92
Kinder Morgan, Inc.	6.500%	9/1/2012	875	893
KN Energy, Inc.	7.250%	3/1/2028	275	276
Magellan Midstream Partners, LP	5.650%	10/15/2016	100	99
National Grid PLC	6.300%	8/1/2016	1,825	1,904
ONEOK Inc.	5.200%	6/15/2015	450	431
ONEOK Inc.	6.000%	6/15/2035	225	210
ONEOK Partners, LP	5.900%	4/1/2012	450	462
ONEOK Partners, LP	6.150%	10/1/2016	725	742
ONEOK Partners, LP	6.650%	10/1/2036	2,275	2,337
San Diego Gas&Electric	5.300%	11/15/2015	225	225
San Diego Gas&Electric	5.350%	5/15/2035	100	95
Sempra Energy	7.950%	3/1/2010	20	22
Southern California Gas Co.	5.750%	11/15/2035	350	346
4 Southern Natural Gas	5.900%	4/1/2017	275	272
Texas Gas Transmission	4.600%	6/1/2015	975	913
Trans-Canada Pipelines	4.000%	6/15/2013	675	626
Trans-Canada Pipelines	5.600%	3/31/2034	1,225	1,161
Trans-Canada Pipelines	5.850%	3/15/2036	450	442

				103,061

Total Corporate Bonds
(Cost $1,587,471)				1,585,359

Sovereign Bonds (U.S. Dollar-Denominated) (2.4%)

African Development Bank	3.250%	8/1/2008	850	834
Asian Development Bank	4.125%	9/15/2010	200	196
Asian Development Bank	5.593%	7/16/2018	1,700	1,760
Bayerische Landesbank	2.875%	10/15/2008	450	436
Canadian Government	5.250%	11/5/2008	275	277
Canadian Mortgage&Housing	4.800%	10/1/2010	25	25
China Development Bank	4.750%	10/8/2014	575	555
China Development Bank	5.000%	10/15/2015	175	172
Corp. Andina de Fomento	5.200%	5/21/2013	375	370
Corp. Andina de Fomento	5.750%	1/12/2017	1,900	1,905
Development Bank of Japan	4.250%	6/9/2015	175	166
Eksportfinans	4.750%	12/15/2008	1,300	1,296
Eksportfinans	5.500%	5/25/2016	2,125	2,194
European Investment Bank	3.875%	8/15/2008	4,525	4,476
European Investment Bank	4.500%	2/17/2009	125	124
European Investment Bank	5.000%	2/8/2010	200	201
European Investment Bank	4.000%	3/3/2010	775	759
European Investment Bank	4.125%	9/15/2010	1,500	1,470
European Investment Bank	5.250%	6/15/2011	3,850	3,919
European Investment Bank	4.625%	5/15/2014	3,025	2,948
European Investment Bank	4.875%	2/16/2016	500	494
European Investment Bank	5.125%	9/13/2016	300	302
European Investment Bank	4.875%	1/17/2017	1,725	1,701
Export-Import Bank of Korea	4.500%	8/12/2009	175	173
Export-Import Bank of Korea	4.625%	3/16/2010	175	172
Export-Import Bank of Korea	5.125%	2/14/2011	750	746
Export-Import Bank of Korea	5.125%	3/16/2015	400	390
Federation of Malaysia	8.750%	6/1/2009	750	804
Federation of Malaysia	7.500%	7/15/2011	2,050	2,229
Financement Quebec	5.000%	10/25/2012	550	549
Inter-American Development Bank	5.375%	11/18/2008	275	278
Inter-American Development Bank	5.625%	4/16/2009	2,650	2,692
Inter-American Development Bank	8.500%	3/15/2011	575	648
Inter-American Development Bank	4.375%	9/20/2012	800	780
Inter-American Development Bank	4.250%	9/14/2015	75	71
Inter-American Development Bank	7.000%	6/15/2025	275	327
International Bank for Reconstruction&Development	4.125%	6/24/2009	1,025	1,012
International Bank for Reconstruction&Development	4.125%	8/12/2009	775	765
International Bank for Reconstruction&Development	8.875%	3/1/2026	450	634
International Finance Corp.	3.000%	4/15/2008	1,150	1,129
Japan Bank International	4.750%	5/25/2011	225	223
Japan Finance Corp.	5.875%	3/14/2011	1,000	1,036
Japan Finance Corp.	4.625%	4/21/2015	600	584
KFW International Finance Inc.	4.875%	10/19/2009	1,350	1,352
Korea Development Bank	3.875%	3/2/2009	550	538
Korea Development Bank	4.750%	7/20/2009	450	446
Korea Development Bank	4.625%	9/16/2010	625	614
Korea Development Bank	5.750%	9/10/2013	1,975	2,029
Korea Electric Power	7.750%	4/1/2013	1,325	1,500
Kreditanstalt fur Wiederaufbau	4.625%	11/17/2008	1,400	1,396
Kreditanstalt fur Wiederaufbau	5.250%	5/19/2009	1,525	1,538
Kreditanstalt fur Wiederaufbau	4.250%	6/15/2010	6,150	6,045
Kreditanstalt fur Wiederaufbau	4.625%	1/20/2011	500	496
Kreditanstalt fur Wiederaufbau	4.125%	10/15/2014	275	261
Kreditanstalt fur Wiederaufbau	5.125%	3/14/2016	1,015	1,026
Landeskreditbank Baden-Wuerttemberg - Foerderbank	4.250%	9/15/2010	250	245
Landwirtschaftliche Rentenbank	3.250%	6/16/2008	1,225	1,203
Landwirtschaftliche Rentenbank	3.875%	9/4/2008	1,175	1,160
Landwirtschaftliche Rentenbank	5.250%	7/15/2011	750	763
Landwirtschaftliche Rentenbank	4.875%	11/16/2015	275	273
Nordic Investment Bank	3.125%	4/24/2008	825	811
Oesterreichische Kontrollbank	4.250%	10/6/2010	725	713
Oesterreichische Kontrollbank	4.500%	3/9/2015	125	121
Ontario Hydro Electric	7.450%	3/31/2013	225	252
Pemex Project Funding Master Trust	6.125%	8/15/2008	525	529
Pemex Project Funding Master Trust	7.875%	2/1/2009	1,350	1,407
Pemex Project Funding Master Trust	9.125%	10/13/2010	525	588
Pemex Project Funding Master Trust	8.000%	11/15/2011	1,275	1,410
Pemex Project Funding Master Trust	7.375%	12/15/2014	60	66
Pemex Project Funding Master Trust	5.750%	12/15/2015	1,735	1,738
Pemex Project Funding Master Trust	8.625%	2/1/2022	1,775	2,205
Pemex Project Funding Master Trust	6.625%	6/15/2035	1,450	1,491
People's Republic of China	7.300%	12/15/2008	175	181
People's Republic of China	4.750%	10/29/2013	375	372
Petrobras International Finance	6.125%	10/6/2016	200	205
Province of British Columbia	5.375%	10/29/2008	1,170	1,178
Province of Manitoba	7.500%	2/22/2010	625	668
Province of Nova Scotia	5.750%	2/27/2012	225	231
Province of Ontario	5.500%	10/1/2008	2,875	2,900
Province of Ontario	3.625%	10/21/2009	625	607
Province of Ontario	5.000%	10/18/2011	525	527
Province of Ontario	4.750%	1/19/2016	900	880
Province of Ontario	5.450%	4/27/2016	2,075	2,131
Province of Quebec	5.750%	2/15/2009	800	811
Province of Quebec	5.000%	7/17/2009	1,375	1,375
Province of Quebec	6.125%	1/22/2011	850	883
Province of Quebec	4.600%	5/26/2015	275	264
Province of Quebec	5.125%	11/14/2016	2,450	2,436
Province of Quebec	7.500%	9/15/2029	2,425	3,037
Province of Saskatchewan	7.375%	7/15/2013	200	224
Quebec Hydro Electric	6.300%	5/11/2011	1,250	1,296
Quebec Hydro Electric	7.500%	4/1/2016	1,200	1,383
Quebec Hydro Electric	8.050%	7/7/2024	1,025	1,320
Region of Lombardy, Italy	5.804%	10/25/2032	225	232
Republic of Chile	7.125%	1/11/2012	925	1,003
Republic of Chile	5.500%	1/15/2013	175	178
Republic of Hungary	4.750%	2/3/2015	1,525	1,451
Republic of Italy	4.000%	6/16/2008	100	99
Republic of Italy	6.000%	2/22/2011	2,825	2,924
Republic of Italy	5.625%	6/15/2012	6,550	6,728
Republic of Italy	4.500%	1/21/2015	475	461
Republic of Italy	4.750%	1/25/2016	225	219
Republic of Italy	5.250%	9/20/2016	350	353
Republic of Italy	6.875%	9/27/2023	3,100	3,572
Republic of Italy	5.375%	6/15/2033	625	608
Republic of Korea	8.875%	4/15/2008	1,550	1,598
Republic of Korea	4.250%	6/1/2013	2,300	2,188
Republic of Korea	5.625%	11/3/2025	250	246
Republic of Poland	6.250%	7/3/2012	675	710
Republic of Poland	5.250%	1/15/2014	1,000	1,004
Republic of South Africa	7.375%	4/25/2012	1,875	2,037
Republic of South Africa	6.500%	6/2/2014	325	344
State of Israel	4.625%	6/15/2013	225	218
State of Israel	5.500%	11/9/2016	1,575	1,576
Swedish Export Credit Corp.	4.125%	10/15/2008	725	718
Swedish Export Credit Corp.	4.000%	6/15/2010	450	438
United Mexican States	10.375%	2/17/2009	265	289
United Mexican States	9.875%	2/1/2010	975	1,094
United Mexican States	8.375%	1/14/2011	4,650	5,138
United Mexican States	7.500%	1/14/2012	203	222
United Mexican States	6.375%	1/16/2013	4,016	4,231
United Mexican States	6.625%	3/3/2015	47	51
United Mexican States	11.375%	9/15/2016	100	143
United Mexican States	5.625%	1/15/2017	3,775	3,811
United Mexican States	6.750%	9/27/2034	5,670	6,183

Total Sovereign Bonds
(Cost $146,841)				147,014

Taxable Municipal Bonds (0.2%)

Illinois (Taxable Pension) GO	4.950%	6/1/2023	1,825	1,754
Illinois (Taxable Pension) GO	5.100%	6/1/2033	5,450	5,205
Kansas Dev. Finance Auth. Rev. (Public Employee Retirement System)	5.501%	5/1/2034	675	676
New Jersey Econ. Dev. Auth. State Pension Rev	7.425%	2/15/2029	500	613
New Jersey Turnpike Auth. Rev	4.252%	1/1/2016	10	9
New Jersey Turnpike Auth. Rev	4.252%	1/1/2016	290	276
Oregon (Taxable Pension) GO	5.762%	6/1/2023	225	235
Oregon (Taxable Pension) GO	5.892%	6/1/2027	450	471
Oregon School Board Assn	4.759%	6/30/2028	300	279
Oregon School Board Assn	5.528%	6/30/2028	100	101
Wisconsin Public Service Rev	4.800%	5/1/2013	275	271
Wisconsin Public Service Rev	5.700%	5/1/2026	275	284

Total Taxable Municipal Bonds
(Cost $10,209)				10,174

Temporary Cash Investment (1.7%)			Shares

5 Vanguard Market Liquidity Fund
(Cost $102,491)	5.288%		102,491,404	102,491

Total Investments (98.1%)
(Cost $5,939,528)				5,934,649

Other Assets and Liabilities—Net (1.9%)				114,202

Net Assets (100%)				6,048,851

1	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Adjustable-rate note.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the aggregate value of these securities was $12,350,000, representing 0.2% of net assets.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO	- General Obligation Bond.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At March 31, 2007, the cost of investment securities for tax purposes was $5,939,528,000. Net unrealized depreciation of investment securities for tax purposes was $4,879,000, consisting of unrealized gains of $18,088,000 on securities that had risen in value since their purchase and $22,967,000 in unrealized losses on securities that had fallen in value since their purchase.

Swap Contracts: The fund has entered into interest rate swap transactions. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional principal amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the samenotional amount.

The fund has also entered into swap transactions to earn the total return on a specified security or index of fixed income securities. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference security or index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded.

At March 31, 2007, the fund had the following open swap contracts:

Interest Rate Swaps
Termination Date	Dealer(1)	Notional Amount ($000)	Fixed Interest Rate Received (Paid)	Floating Interest Rate Received (Paid)[2]	Unrealized Appreciation (Depreciation) ($000)

4/3/09	WB	135,000	4.999	(5.350%)	-

Total Return Swaps
Reference Entity	Dealer [1]	Notional Amount ($000)	Floating Interest Rate Paid[3]	Unrealized Appreciation (Depreciation) ($000)

Commercial Mortgage-Backed Securities Index
4/30/07	BA	25,000	5.250%	-
4/30/07	LEH	14,000	5.320%	-
4/30/07	LEH	200	5.269%	-
4/30/07	LEH	20,000	5.245%	-
5/31/07	BA	44,000	5.300%	-
5/31/07	BA	11,000	5.260%	-
6/30/07	LEH	10,000	5.269%	-
6/30/07	WB	30,000	5.270%	-
7/31/07	BA	35,000	5.270%	-
7/31/07	LEH	10,000	5.238%	-
8/31/07	LEH	48,000	5.250%	-
10/31/07	LEH	35,000	5.170%	-
Federal Home Loan Mortgage Corp., 5.000% 30-Year
4/30/07	UBS	9,000	5.318	75
Federal National Mortgage Assn., 4.500% 15-Year
4/30/07	UBS	4,000	5.319	40
Federal National Mortgage Assn., 6.000% 30-Year
7/31/07	UBS	16,000	5.319	79
Federal National Mortgage Assn., 6.500% 30-Year
7/31/07	UBS	12,000	5.319	32
Hybrid ARM Index
3/31/08	LEH	6,000	5.310%	-

				226

1	BA-Banc of America Securities, LLC
LEH	-Lehman Brothers Inc.
UBS	-UBS Securities LLC
WB	-Wachovia Bank.
2	Based on three-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.
3	Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 16, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 16, 2007

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	May 16, 2007

* By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.